       SEMI-ANNUAL REPORT



       (PHOTO OF ABACUS)

November 30, 2002



       Classes A, B and C



       PRINCIPAL PROTECTION FUNDS

       ING Principal Protection I
       ING Principal Protection II
       ING Principal Protection III
       ING Principal Protection IV
       ING Principal Protection V




                                                           [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................    8
Statements of Assets and Liabilities....................    9
Statements of Operations................................   11
Statements of Changes in Net Assets.....................   12
Financial Highlights....................................   14
Notes to Financial Statements...........................   19
Portfolios of Investments...............................   25
Trustee and Officer Information.........................   51

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the November 30, 2002 Semi-Annual Report for the ING Principal Protection Funds. There are five Funds included in this Semi-Annual Report.

The six months ended November 30, 2002 proved to be a difficult period as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past six months, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

[-s- James M. Hennessy]

James M. Hennessy
President
ING Funds Services, LLC
December 15, 2002

ING PRINCIPAL PROTECTION FUNDS

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Mary Ann Fernandez, Senior Vice President, Hugh T.M. Whelan, Portfolio Manager; Douglas E. Cote, Portfolio Manager; and a team of fixed income specialists, Aeltus Investment Management, Inc.

GOAL: The ING Principal Protection Fund I, ING Principal Protection Fund II, ING Principal Protection Fund III, ING Principal Protection Fund IV and ING Principal Protection Fund V (each a "Fund"; collectively the "Funds"), during the Guarantee Period, seek to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of the Guarantee Period.

After the 5-year Guarantee Period, investors can elect to redeem or transfer shares, or remain invested for the Index Plus LargeCap Period. During the Index Plus LargeCap Period, the Funds will seek to outperform the total return performance of the S&P 500 Index ("S&P 500") while maintaining a risk profile consistent with the Index.

MARKET OVERVIEW: Domestic equities posted heavy losses over the period while bonds had positive returns as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6th by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions, and, to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness. Such releases include third quarter gross domestic product (GDP) that was revised up to 4.0% from 3.1%, consumer confidence, which has improved with the equity market, and weekly jobless claims that are stabilizing at a sub-400k level. The housing market also remains very strong.

PERFORMANCE: For the six months ended November 30, 2002, the ING Principal Protection Fund I and ING Principal Protection Fund II's Class A shares, excluding sales charges, returned 1.61% and 0.62% respectively, compared to -11.49% for the S&P 500 and 4.98% for the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate") for the same period.

For the period from inception of the Guarantee Period (June 6, 2002) through November 30, 2002, the ING Principal Protection Fund III's Class A shares, excluding sales charges, returned -0.73% compared to -11.49% for the S&P 500 and 4.98% for the Lehman Aggregate.

For the period from inception of the Guarantee Period (October 8, 2002) through November 30, 2002, the ING Principal Protection Fund IV's Class A shares, excluding sales charges, returned -0.41% compared to 15.21% for the S&P 500 and -0.48% for the Lehman Aggregate.

Since ING Principal Protection Fund V had not entered the Guarantee Period as of November 30, 2002, it does not have performance information for that period that an investor may find useful in evaluating the risks of investing in the Fund. For current performance, when available, please call ING Funds Distributor, LLC at (800) 992-0180.

PORTFOLIO SPECIFICS: The Funds' performance is driven by three factors: the asset allocation process, the underlying fixed income portfolio, which is invested primarily in U.S. treasury and agency securities, and the underlying equity portfolio, which is invested in Aeltus' quantitative enhanced S&P 500 Index strategy. For the time period, asset allocation in the Fund was the main contributor to outperformance relative to the S&P 500 Index as bonds outperformed stocks over the period. Our allocation to equities was lowered over the period while fixed income allocation was increased.

The asset allocation process is designed to participate in upwardly moving equity markets and on the downside it is designed to focus on loss protection. The factors that are used to determine the allocation include: market volatility, the current level of interest rates, time left to the maturity of the Funds and the current value of the Funds' assets relative to the underlying guarantee amount. In general, the Funds buy equities (and sell fixed income securities) as the equity market is rising while selling out of equity securities (and buying fixed income securities) as the equity market is declining. Asset allocation moves into and out of equity and fixed income securities can impact performance especially in rapidly moving markets or very volatile markets since reallocations generate transaction costs such as brokerage commissions.

                                        ASSET ALLOCATION AT
                                         NOVEMBER 30, 2002
                                      ------------------------
                                       EQUITY     FIXED INCOME
                                      COMPONENT    COMPONENT
                                      ---------    ---------
ING Principal Protection Fund I          5.75%        94.25%
ING Principal Protection Fund II         3.47%        96.53%
ING Principal Protection Fund III        8.36%        91.64%
ING Principal Protection Fund IV        13.84%        86.16%
ING Principal Protection Fund V            --        100.00%

The Funds' underlying equity component outperformed the S&P 500 index for the period led by strong individual security selection within the consumer staples, industrials, and information technology sectors. Performance was hurt by ineffective individual security selection in the energy, consumer discretionary and healthcare sectors. Sector allocation did not have a significant impact on performance.

The fixed income component delivered strong positive returns compared to equities. The Fund's fixed income

                                                  ING PRINCIPAL PROTECTION FUNDS

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


component outperformed the Lehman Aggregate as longer duration U.S. Treasuries and Agencies outperformed other sectors in the benchmark over the period.

MARKET OUTLOOK: The equity market rally that started in October marks an interesting point in the recovery of the stock market as most of the major market indices saw positive results for the period, some in the double digits. While this by no means indicates that we've seen a bottom, it does illuminate improvement in investor sentiment. As recently as September investors persisted in viewing the economy, the financial markets and our nation's political situation from a rather negative perspective. But starting in October, they appear to have put on their rose-colored glasses and started to focus on those positive elements that may have been apparent for some time now, specifically: the economy that, while slow, is growing at a potentially sustainable rate with low inflation; earnings that, while not record-breaking, appear to be on the rise; accounting problems and misdeeds that are being addressed by the appropriate regulatory bodies; and a geo-political situation that, while dangerous, has several viable outcomes that are palatable to the financial markets.

ING PRINCIPAL PROTECTION FUND I

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                      TOTAL RETURNS
                                         FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                        -----------------------------------------
                                                               SINCE INCEPTION OF
                                                                GUARANTEE PERIOD
                                        1 YEAR                      10/12/01
                                        ------                      --------
Including Sales Charge:
  Class A(1)                             -6.34%                      -4.80%
  Class B(2)                             -6.17%                      -4.77%
  Class C(3)                             -2.31%                      -0.48%
Excluding Sales Charge:
  Class A                                -0.59%                       0.26%
  Class B                                -1.33%                      -0.47%
  Class C                                -1.34%                      -0.48%
S&P 500 Index                           -16.51%                      -7.24%(4)
Lehman Brothers
  Aggregate Bond Index                    7.34%                       6.88%(4)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund I against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4) Since inception performance for the index is shown from 10/01/01.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 8.

                                                ING PRINCIPAL PROTECTION FUND II

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                    TOTAL RETURNS
                                        FOR THE PERIOD ENDED NOVEMBER 30, 2002
                                        --------------------------------------
                                                  SINCE INCEPTION OF
                                                   GUARANTEE PERIOD
                                                       02/01/02
                                                       --------
Including Sales Charge:
  Class A(1)                                             -6.77%
  Class B(2)                                             -6.53%
  Class C(3)                                             -2.65%
Excluding Sales Charge:
  Class A                                                -1.08%
  Class B                                                -1.70%
  Class C                                                -1.68%
S&P 500 Index                                           -16.01%
Lehman Brothers
  Aggregate Bond Index                                    7.16%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund II against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 8.

ING PRINCIPAL PROTECTION FUND III

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                       TOTAL RETURNS
                                          FOR THE PERIOD ENDED NOVEMBER 30, 2002
                                          ---------------------------------------
                                                    SINCE INCEPTION OF
                                                     GUARANTEE PERIOD
                                                         06/06/02
                                                         --------
Including Sales Charge:
  Class A(1)                                               -6.44%
  Class B(2)                                               -6.03%
  Class C(3)                                               -2.12%
Excluding Sales Charge:
  Class A                                                  -0.73%
  Class B                                                  -1.14%
  Class C                                                  -1.14%
S&P 500 Index                                             -11.49%(4)
Lehman Brothers
  Aggregate Bond Index                                      4.98%(4)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund III against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4) Since inception performance for the index is shown from 06/01/02.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 8.

                                                ING PRINCIPAL PROTECTION FUND IV

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                                       TOTAL RETURNS
                                          FOR THE PERIOD ENDED NOVEMBER 30, 2002
                                          ---------------------------------------
                                                    SINCE INCEPTION OF
                                                     GUARANTEE PERIOD
                                                         10/08/02
                                                         --------
Including Sales Charge:
  Class A(1)                                               -6.13%
  Class B(2)                                               -5.48%
  Class C(3)                                               -1.50%
Excluding Sales Charge:
  Class A                                                  -0.41%
  Class B                                                  -0.52%
  Class C                                                  -0.51%
S&P 500 Index                                              15.21%(4)
Lehman Brothers
  Aggregate Bond Index                                     -0.48%(4)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund IV against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4) Since inception performance for the index is shown from 10/01/02.

PRINCIPAL RISK(S): During the Guarantee Period there are substantial opportunity costs. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. The Fund may allocate a substantial portion, and under certain circumstances all, of the Fund's assets to the Fixed Component in order to conserve Fund assets to a level equal to or above the present value of the Guarantee. In the event of a reallocation of 100% of the assets to the Fixed Component, the Fund would not reallocate any assets into the Equity Component prior to the Maturity Date. As with any investment in stocks and bonds, the Fund is subject to market risks.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any sales charges, and redemptions and distributions you have received in cash, and certain Fund expenses, such as interest, taxes and extraordinary expenses. During the Guarantee Period, investors pay a fee equal to 0.33% of the Fund's average daily net assets for the guarantee, which is included in the Fund's total operating expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV, less any applicable deferred sales charges, which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not Public Offering Price (POP), and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by MBIA Insurance Company, and MBIA's rating applies to MBIA's financial and claims-paying ability, not to the safety or performance of the mutual fund shares. As with the sale of any securities, a taxable event may occur if the fund liquidates fixed income securities at the end of the Guarantee Period.

                 See accompanying index descriptions on page 8.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                 ING               ING               ING               ING               ING
                                              PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL
                                              PROTECTION        PROTECTION        PROTECTION        PROTECTION        PROTECTION
                                                FUND I           FUND II           FUND III          FUND IV            FUND V
                                                ------           -------           --------          -------            ------
ASSETS:
Investments in securities at value*          $489,145,884      $686,675,444      $472,558,071      $873,393,869      $         --
Short-term investments at amortized
  cost                                          2,627,000         6,354,000         3,748,000         4,810,000       190,473,158
Cash                                                  806             1,309               776                --            18,053
Receivables:
  Investment securities sold                    1,009,230           815,661         1,440,801         4,531,638                --
  Fund shares sold                                     --             3,665                --           120,557        40,420,397
  Dividends and interest                           50,589            47,578            71,285           220,530             1,250
Prepaid expenses                                   54,171           129,568           204,974           204,140                --
Reimbursement due from manager                     21,235            50,592            54,383                --                --
                                             ------------      ------------      ------------      ------------      ------------
  Total assets                                492,908,915       694,077,817       478,078,290       883,280,734       230,912,858
                                             ------------      ------------      ------------      ------------      ------------
LIABILITIES:
Payable for investment securities
  purchased                                       985,026           961,284         1,593,314         4,185,188                --
Payable for fund shares redeemed                  681,791           932,516           408,931           541,077           117,827
Payable to affiliates                             738,730         1,035,777           715,539         1,318,978           101,527
Payable to custodian                                   --                --                --             1,037                --
Payable to transfer agent                         136,720           202,979           166,660           283,671            11,618
Other accrued expenses and liabilities            344,268           435,400           432,959           611,622            14,185
                                             ------------      ------------      ------------      ------------      ------------
  Total liabilities                             2,886,535         3,567,956         3,317,403         6,941,573           245,157
                                             ------------      ------------      ------------      ------------      ------------
NET ASSETS                                   $490,022,380      $690,509,861      $474,760,887      $876,339,161      $230,667,701
                                             ============      ============      ============      ============      ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                              $501,744,858      $714,418,068      $485,627,163      $882,508,366      $230,722,204
Accumulated net investment loss                (2,647,739)       (3,860,130)       (2,355,501)         (722,354)          (54,503)
Accumulated net realized gain (loss) on
  investments and futures                     (32,889,126)      (55,084,405)      (31,198,950)          537,879                --
Net unrealized appreciation
  (depreciation) of investments                23,814,387        35,036,328        22,688,175        (5,984,730)               --
                                             ------------      ------------      ------------      ------------      ------------
NET ASSETS                                   $490,022,380      $690,509,861      $474,760,887      $876,339,161      $230,667,701
                                             ============      ============      ============      ============      ============
------------------
* Cost of investments in securities          $465,331,497      $651,639,116      $449,869,896      $879,378,599      $         --

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------


                                                 ING               ING               ING               ING               ING
                                              PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL
                                              PROTECTION        PROTECTION        PROTECTION        PROTECTION        PROTECTION
                                                FUND I           FUND II           FUND III          FUND IV            FUND V
                                                ------           -------           --------          -------            ------
CLASS A:
  Net assets                                 $ 57,451,777      $ 89,932,939      $ 54,097,314      $ 96,398,879      $ 26,069,653
  Shares authorized                             unlimited         unlimited         unlimited         unlimited         unlimited
  Par value                                  $       0.01      $       0.01      $       0.01      $       0.01      $       0.01
  Shares outstanding                            5,882,408         9,308,403         5,536,905         9,704,257         2,606,900
  Net asset value and redemption price
    per share                                $       9.77      $       9.66      $       9.77      $       9.93      $      10.00
  Maximum offering price per share
    (5.75%)(1)                               $      10.37      $      10.25      $      10.37      $      10.54      $      10.61
CLASS B:
  Net assets                                 $332,039,195      $447,281,673      $333,538,211      $596,480,860      $170,696,764
  Shares authorized                             unlimited         unlimited         unlimited         unlimited         unlimited
  Par value                                  $       0.01      $       0.01      $       0.01      $       0.01      $       0.01
  Shares outstanding                           33,996,886        46,269,782        34,129,299        60,064,049        17,074,221
  Net asset value and redemption price
    per share(2)                             $       9.77      $       9.67      $       9.77      $       9.93      $      10.00
  Maximum offering price per share           $       9.77      $       9.67      $       9.77      $       9.93      $      10.00
CLASS C:
  Net assets                                 $ 98,432,535      $153,240,335      $ 86,556,083      $181,914,514      $ 33,669,474
  Shares authorized                             unlimited         unlimited         unlimited         unlimited         unlimited
  Par value                                  $       0.01      $       0.01      $       0.01      $       0.01      $       0.01
  Shares outstanding                           10,083,452        15,853,120         8,856,974        18,320,065         3,367,919
  Net asset value and redemption price
    per share(2)                             $       9.76      $       9.67      $       9.77      $       9.93      $      10.00
  Maximum offering price per share           $       9.76      $       9.67      $       9.77      $       9.93      $      10.00
CLASS Q:
  Net assets                                 $  2,098,873      $     54,914      $    569,279      $  1,544,908      $    231,810
  Shares authorized                             unlimited         unlimited         unlimited         unlimited         unlimited
  Par value                                  $       0.01      $       0.01      $       0.01      $       0.01      $       0.01
  Shares outstanding                              214,531             5,678            58,251           155,488            23,180
  Net asset value and redemption price
    per share                                $       9.78      $       9.67      $       9.77      $       9.94      $      10.00
  Maximum offering price per share           $       9.78      $       9.67      $       9.77      $       9.94      $      10.00

------------------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------


                                                 ING               ING               ING               ING               ING
                                              PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL
                                              PROTECTION        PROTECTION        PROTECTION        PROTECTION        PROTECTION
                                                FUND I           FUND II           FUND III         FUND IV(1)        FUND V(2)
                                             ------------      ------------      ------------      ------------      ------------
                                              SIX MONTHS        SIX MONTHS        SIX MONTHS          PERIOD            PERIOD
                                                ENDED             ENDED             ENDED             ENDED             ENDED
                                             NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                 2002              2002              2002              2002              2002
                                             ------------      ------------      ------------      ------------      ------------
INVESTMENT INCOME:
  Dividends, net of foreign taxes*           $    406,596      $    540,993      $    566,925      $   304,045         $     --
  Interest                                      9,526,450        13,622,347         8,456,947        4,663,344           82,872
                                             ------------      ------------      ------------      -----------         --------
    Total investment income                     9,933,046        14,163,340         9,023,872        4,967,389           82,872
                                             ------------      ------------      ------------      -----------         --------
EXPENSES:
  Investment management fees                    2,022,633         2,838,169         1,904,448        1,259,240           20,181
  Distribution and service fees:
    Class A                                        75,188           118,109            69,869           56,225            2,473
    Class B                                     1,697,101         2,288,977         1,700,897        1,489,852           57,875
    Class C                                       518,687           785,905           444,109          444,237           12,913
    Class Q                                         2,938                99               713            1,018               11
  Transfer agent fees:
    Class A                                        57,390            88,000            51,735           39,141            1,722
    Class B                                       323,814           426,355           314,891          259,274           10,071
    Class C                                        98,982           146,385            82,218           77,308            2,247
    Class Q                                         1,058                17               133                4               --
  Administrative and service fees                 252,829           354,771           242,733          216,306            8,073
  Shareholder reporting expense                    55,042            79,859            62,094           86,536            3,229
  Registration and filing fees                     80,969            81,717            40,373           15,340              161
  Professional fees                                67,970            66,940            88,881           86,536            3,228
  Custody and accounting fees                     107,500           108,705            99,378          115,309            4,303
  Directors' expense                                9,150            12,810            12,137           10,817              404
  Guarantee fees                                  835,548         1,172,451           779,687          431,085               --
  Miscellaneous expense                            12,538             8,060            16,237           12,980              484
  Organization expense                                 --                --            30,000           10,000           10,000
  Offering expense                                 29,180           121,327            92,962           12,329               --
                                             ------------      ------------      ------------      -----------         --------
    Total expenses                              6,248,517         8,698,656         6,033,495        4,623,537          137,375
Less:
  Net waived and reimbursed fees                  165,545           186,745           176,556               --               --
                                             ------------      ------------      ------------      -----------         --------
    Net expenses                                6,082,972         8,511,911         5,856,939        4,623,537          137,375
                                             ------------      ------------      ------------      -----------         --------
  Net investment income (loss)                  3,850,074         5,651,429         3,166,933          343,852          (54,503)
                                             ------------      ------------      ------------      -----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES:
  Net realized gain (loss) on:
    Investments                               (17,787,981)      (36,263,509)      (31,198,950)       1,296,553               --
    Futures                                            --        (1,038,406)               --               --               --
  Net change in unrealized appreciation
    (depreciation) of investments              20,078,326        34,120,125        22,688,175       (5,984,730)              --
                                             ------------      ------------      ------------      -----------         --------
  Net realized and unrealized gain (loss)
    on investments and futures                  2,290,345        (3,181,790)       (8,510,775)      (4,688,177)              --
                                             ------------      ------------      ------------      -----------         --------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                $  6,140,419      $  2,469,639      $ (5,343,842)     $(4,344,325)        $(54,503)
                                             ============      ============      ============      ===========         ========
------------------
 * Foreign taxes                             $      1,640      $      2,323      $         --      $        --         $     --
(1) Fund commenced operations on July 1,
    2002.
(2) Fund commenced operations on November
    1, 2002.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                     ING                                 ING
                                             PRINCIPAL PROTECTION                PRINCIPAL PROTECTION
                                                  FUND I(1)                           FUND II(2)
                                        ------------------------------      ------------------------------
                                         SIX MONTHS          PERIOD          SIX MONTHS          PERIOD
                                           ENDED             ENDED             ENDED             ENDED
                                        NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                            2002              2002              2002              2002
                                        ------------        -------         ------------        -------
FROM OPERATIONS:
Net investment income                   $  3,850,074      $  2,944,747      $  5,651,429      $  2,210,727
Net realized loss on investments and
  futures                                (17,787,981)      (15,105,155)      (37,301,915)      (17,785,261)
Net change in unrealized
  appreciation of investments and
  futures                                 20,078,326         3,736,061        34,120,125           916,203
                                        ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations         6,140,419        (8,424,347)        2,469,639       (14,658,331)
                                        ------------      ------------      ------------      ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                 (1,391,083)         (274,342)       (2,130,163)          (42,894)
  Class B                                 (5,527,169)         (819,012)       (7,376,895)          (92,173)
  Class C                                 (1,615,128)         (279,396)       (2,562,421)          (17,803)
  Class Q                                    (52,300)          (12,305)           (1,314)              (60)
                                        ------------      ------------      ------------      ------------
Total distributions                       (8,585,680)       (1,385,055)      (12,070,793)         (152,930)
                                        ------------      ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                  --       573,339,793                --       768,184,436
Shares resulting from dividend
  reinvestments                            7,858,775         1,146,294        11,283,063           111,538
                                        ------------      ------------      ------------      ------------
                                           7,858,775       574,486,087        11,283,063       768,295,974
Cost of shares redeemed                  (31,483,218)      (48,584,601)      (34,036,644)      (30,620,117)
                                        ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions                     (23,624,443)      525,901,486       (22,753,581)      737,675,857
                                        ------------      ------------      ------------      ------------
Net increase (decrease) in net
  assets                                 (26,069,704)      516,092,084       (32,354,735)      722,864,596
NET ASSETS:
Beginning of period                      516,092,084                --       722,864,596                --
                                        ------------      ------------      ------------      ------------
End of period                           $490,022,380      $516,092,084      $690,509,861      $722,864,596
                                        ============      ============      ============      ============
Undistributed net investment income
  (accumulated net investment loss)
  at end of period                      $ (2,647,739)     $  2,087,867      $ (3,860,130)     $  2,559,234
                                        ============      ============      ============      ============

                                                   ING
                                           PRINCIPAL PROTECTION
                                               FUND III(3)
                                      ------------------------------
                                       SIX MONTHS          PERIOD
                                         ENDED             ENDED
                                      NOVEMBER 30,        MAY 31,
                                          2002              2002
                                      ------------        -------
FROM OPERATIONS:
Net investment income                 $  3,166,933      $     64,838
Net realized loss on investments and
  futures                              (31,198,950)               --
Net change in unrealized
  appreciation of investments and
  futures                               22,688,175                --
                                      ------------      ------------
Net increase (decrease) in net
  assets resulting from operations      (5,343,842)           64,838
                                      ------------      ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                 (919,746)               --
  Class B                               (3,934,927)               --
  Class C                               (1,023,279)               --
  Class Q                                  (10,195)               --
                                      ------------      ------------
Total distributions                     (5,888,147)               --
                                      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                --       498,859,475
Shares resulting from dividend
  reinvestments                          5,607,745                --
                                      ------------      ------------
                                         5,607,745       498,859,475
Cost of shares redeemed                (16,552,217)       (1,986,965)
                                      ------------      ------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions                   (10,944,472)      496,872,510
                                      ------------      ------------
Net increase (decrease) in net
  assets                               (22,176,461)      496,937,348
NET ASSETS:
Beginning of period                    496,937,348                --
                                      ------------      ------------
End of period                         $474,760,887      $496,937,348
                                      ============      ============
Undistributed net investment income
  (accumulated net investment loss)
  at end of period                    $ (2,355,501)     $    365,713
                                      ============      ============

------------------
(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

(3) Fund commenced operations on March 4, 2002.

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                        ING                       ING
                                                                PRINCIPAL PROTECTION      PRINCIPAL PROTECTION
                                                                     FUND IV(1)                FUND V(2)
                                                                --------------------      --------------------
                                                                       PERIOD                    PERIOD
                                                                       ENDED                     ENDED
                                                                    NOVEMBER 30,              NOVEMBER 30,
                                                                        2002                      2002
                                                                    ------------              ------------
FROM OPERATIONS:
Net investment income (loss)                                        $    343,852              $    (54,503)
Net realized gain on investments                                       1,296,553                        --
Net change in unrealized depreciation of investments                  (5,984,730)                       --
                                                                    ------------              ------------
Net decrease in net assets resulting from operations                  (4,344,325)                  (54,503)
                                                                    ------------              ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
 Class A                                                                (292,281)                       --
 Class B                                                                (576,001)                       --
 Class C                                                                (192,734)                       --
 Class Q                                                                  (5,190)                       --
Net realized gains on investments:
 Class A                                                                 (83,233)                       --
 Class B                                                                (516,251)                       --
 Class C                                                                (157,858)                       --
 Class Q                                                                  (1,332)                       --
                                                                    ------------              ------------
Total distributions                                                   (1,824,880)                       --
                                                                    ------------              ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     893,423,040               231,510,892
Shares resulting from dividend reinvestments                             811,985                        --
                                                                    ------------              ------------
                                                                     894,235,025               231,510,892
Cost of shares redeemed                                              (11,726,659)                 (788,688)
                                                                    ------------              ------------
Net increase in net assets resulting from capital share
 transactions                                                        882,508,366               230,722,204
                                                                    ------------              ------------
Net increase in net assets                                           876,339,161               230,667,701
NET ASSETS:
Beginning of period                                                           --                        --
                                                                    ------------              ------------
End of period                                                       $876,339,161              $230,667,701
                                                                    ============              ============
Accumulated net investment loss at end of period                    $   (722,354)             $    (54,503)
                                                                    ============              ============

------------------

(1) Fund commenced operations on July 1, 2002.

(2) Fund commenced operations on November 1, 2002.

                 See Accompanying Notes to Financial Statements

ING PRINCIPAL PROTECTION FUND I (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                CLASS A                  CLASS B                  CLASS C
                                                         ----------------------   ----------------------   ----------------------
                                                          SIX MONTHS    PERIOD     SIX MONTHS    PERIOD     SIX MONTHS    PERIOD
                                                            ENDED        ENDED       ENDED        ENDED       ENDED        ENDED
                                                         NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,
                                                             2002       2002(1)       2002       2002(1)       2002       2002(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $        9.85       10.00         9.81        10.00        9.81        10.00
 Income from investment operations:
 Net investment income                               $        0.12        0.11         0.07         0.04        0.07         0.05
 Net realized and unrealized gain (loss) on
 investments                                         $        0.04       (0.22)        0.05        (0.21)       0.04        (0.22)
 Total from investment operations                    $        0.16       (0.11)        0.12        (0.17)       0.11        (0.17)
 Less distributions from:
 Net investment income                               $        0.24        0.04         0.16         0.02        0.16         0.02
 Total distributions                                 $        0.24        0.04         0.16         0.02        0.16         0.02
 Net asset value, end of period                      $        9.77        9.85         9.77         9.81        9.76         9.81
 TOTAL RETURN(2):                                    %        1.61       (1.29)*       1.26        (1.78)*      1.12        (1.66)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $      57,452      62,301      332,039      345,449      98,433      105,908
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)      %        1.75        1.75         2.50         2.50        2.50         2.50
 Gross expenses prior to expense reimbursement(3)    %        1.82        1.87         2.57         2.62        2.57         2.62
 Net investment income after expense
 reimbursement(3)(4)                                 %        2.18        1.44         1.43         0.69        1.43         0.72
 Portfolio turnover rate                             %          43         125           43          125          43          125
---------------------------------------------------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on July 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Represents performance beginning on the first day of the Guarantee Period (10/12/01). Total return from commencement of offering of shares was (1.11%), (1.70%) and (1.70%) for Class A, B and C, respectively.

                 See Accompanying Notes to Financial Statements

                                    ING PRINCIPAL PROTECTION FUND II (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                CLASS A                  CLASS B                  CLASS C
                                                         ----------------------   ----------------------   ----------------------
                                                          SIX MONTHS    PERIOD     SIX MONTHS    PERIOD     SIX MONTHS    PERIOD
                                                            ENDED        ENDED       ENDED        ENDED       ENDED        ENDED
                                                         NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,   NOVEMBER 30,   MAY 31,
                                                             2002       2002(1)       2002       2002(1)       2002       2002(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $         9.83       10.00         9.80       10.00         9.80        10.00
 Income from investment operations:
 Net investment income                              $         0.12        0.06         0.08        0.03         0.08         0.03
 Net realized and unrealized loss on investments    $        (0.06)      (0.22)       (0.05)      (0.23)       (0.05)       (0.23)
 Total from investment operations                   $         0.06       (0.16)        0.03       (0.20)        0.03        (0.20)
 Less distributions from:
 Net investment income                              $         0.23        0.01         0.16        0.00*        0.16         0.00*
 Total distributions                                $         0.23        0.01         0.16        0.00*        0.16         0.00*
 Net asset value, end of period                     $         9.66        9.83         9.67        9.80         9.67         9.80
 TOTAL RETURN(2):                                   %         0.62       (1.70)**      0.31       (2.00)**      0.32        (2.00)**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $       89,933      98,109      447,282      465,111     153,240      159,563
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)     %         1.75        1.61         2.50        2.36         2.50         2.36
 Gross expenses prior to expense reimbursement(3)   %         1.80        1.61         2.55        2.36         2.55         2.36
 Net investment income after expense
 reimbursement(3)(4)                                %         2.24        1.36         1.49        0.61         1.49         0.63
 Portfolio turnover rate                            %           51          70           51          70           51           70
---------------------------------------------------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on November 5, 2001.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
*  Amount represents less than $0.01 per share.
** Represents performance beginning on the first day of the Guarantee Period
   (02/01/02). Total return from commencement of offering of shares was (1.60%), (1.96%) and (1.97%) for Class A, B and C, respectively.

                 See Accompanying Notes to Financial Statements

ING PRINCIPAL PROTECTION FUND III (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                        CLASS A                                   CLASS B
                                           ---------------------------------   ---------------------------------------------
                                             SIX MONTHS          PERIOD             SIX MONTHS                PERIOD
                                                ENDED             ENDED               ENDED                   ENDED
                                            NOVEMBER 30,         MAY 31,           NOVEMBER 30,              MAY 31,
                                                2002             2002(1)               2002                  2002(1)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $         10.01                  10.00           10.00                           10.00
 Income from investment operations:
 Net investment income                $          0.10                   0.01            0.06                            0.00*
 Net realized and unrealized gain
 (loss) on investments                $         (0.17)                  0.00*          (0.17)                           0.00*
 Total from investment operations     $         (0.07)                  0.01           (0.11)                           0.00*
 Less distributions from:
 Net investment income                $          0.17                     --            0.12                              --
 Total distributions                  $          0.17                     --            0.12                              --
 Net asset value, end of period       $          9.77                  10.01            9.77                           10.00
 TOTAL RETURN(2):                     %         (0.73)***                 --**         (1.14)***                          --**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $        54,097                 57,749         333,538                         347,788
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                  %          1.75                   0.97            2.50                            1.72
 Gross expenses prior to expense
 reimbursement(3)                     %          1.82                   0.97            2.57                            1.72
 Net investment income after
 expense reimbursement(3)(4)          %          1.96                   0.85            1.22                            0.07
 Portfolio turnover rate              %            76                     --              76                              --
----------------------------------------------------------------------------------------------------------------------------

                                                  CLASS C
                                     ---------------------------------
                                       SIX MONTHS          PERIOD
                                          ENDED             ENDED
                                      NOVEMBER 30,         MAY 31,
                                          2002             2002(1)
-----------------------------------  ---------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                   10.00                  10.00
 Income from investment operations:
 Net investment income                     0.06                   0.00*
 Net realized and unrealized gain
 (loss) on investments                    (0.17)                  0.00*
 Total from investment operations         (0.11)                  0.00*
 Less distributions from:
 Net investment income                     0.12                     --
 Total distributions                       0.12                     --
 Net asset value, end of period            9.77                  10.00
 TOTAL RETURN(2):                         (1.14)***                 --**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       86,556                 90,826
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       2.50                   1.72
 Gross expenses prior to expense
 reimbursement(3)                          2.57                   1.72
 Net investment income after
 expense reimbursement(3)(4)               1.22                   0.06
 Portfolio turnover rate                     76                     --
-----------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on March 4, 2002.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

*  Amount represents less than $0.01 per share.

** As of May 31, 2002, the Fund was in its Offering Period. Total return from commencement of offering of shares was 0.10%, 0.00% and 0.00% for Class A, B and C, respectively.

*** Represents performance beginning on the first day of the Guarantee Period
    (06/06/02). Total return for six months ended November 30, 2002 was (0.74%), (1.13%) and (1.13%) for Class A, B and C, respectively.

                 See Accompanying Notes to Financial Statements

                                    ING PRINCIPAL PROTECTION FUND IV (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS A           CLASS B           CLASS C
                                                                       ------------      ------------      ------------
                                                                       PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                       NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                         2002(1)           2002(1)           2002(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              10.00             10.00             10.00
 Income from investment operations:
 Net investment income                                         $               0.02              0.00*             0.00*
 Net realized and unrealized loss on investments               $              (0.05)            (0.05)            (0.05)
 Total from investment operations                              $              (0.03)            (0.05)            (0.05)
 Less distributions from:
 Net investment income                                         $               0.03              0.01              0.01
 Net realized gains on investments                             $               0.01              0.01              0.01
 Total distributions                                           $               0.04              0.02              0.02
 Net asset value, end of period                                $               9.93              9.93              9.93
 TOTAL RETURN(2):                                              %              (0.41)**          (0.52)**          (0.51)**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             96,399           596,481           181,915
 Ratios to average net assets:
 Expenses(3)                                                   %               1.49              2.20              2.22
 Net investment income(3)                                      %               0.84              0.08              0.08
 Portfolio turnover rate                                       %                 11                11                11
-----------------------------------------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on July 1, 2002.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
*  Amount represents less than $0.01 per share.
** Represents performance beginning on the first day of the Guarantee Period
   (10/08/02). Total return from commencement of offering of shares was (0.30%), (0.50%) and (0.50%) for Class A, B and C, respectively.

                 See Accompanying Notes to Financial Statements

ING PRINCIPAL PROTECTION FUND V (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS A           CLASS B           CLASS C
                                                                       ------------      ------------      ------------
                                                                       PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                                       NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                         2002(1)           2002(1)           2002(1)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              10.00             10.00             10.00
 Income from investment operations:
 Net investment income                                         $               0.00*             0.00*             0.00*
 Net realized and unrealized gain on investments               $               0.00*             0.00*             0.00*
 Total from investment operations                              $               0.00*             0.00*             0.00*
 Net asset value, end of period                                $              10.00             10.00             10.00
 TOTAL RETURN(2):                                              %                 --**              --**              --**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $             26,070           170,697            33,669
 Ratios to average net assets:
 Expenses(3)                                                   %               1.10              1.72              1.71
 Net investment income (loss)(3)                               %               0.00             (0.73)            (0.76)
 Portfolio turnover rate                                       %                 --                --                --
-----------------------------------------------------------------------------------------------------------------------

(1)The fund commenced offering of shares on November 1, 2002.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
*  Amount represents less than $0.01 per share.
** As of November 30, 2002, the Fund was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (01/23/03). Total return from commencement of offering of shares is 0.00%.

                 See Accompanying Notes to Financial Statements

       NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Principal Protection Funds are part of the ING Equity Trust ("IET"), which is an open-end investment management company registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized in 1998 with nineteen separate funds. Five of the Funds included in this report are: ING Principal Protection Fund I ("Principal Protection I"), ING Principal Protection Fund II ("Principal Protection II"), ING Principal Protection Fund III ("Principal Protection III"), ING Principal Protection Fund IV ("Principal Protection IV") and ING Principal Protection Fund V ("Principal Protection V") (each a "Fund"; collectively the "Funds").

Each Fund has an Offering Phase, a Guarantee Period and an Index Plus LargeCap Period. Shares of each Fund will be offered during the Offering Phase but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. Each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. During the Guarantee Period, each Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Fund's Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation ("MBIA"), a monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets during the guarantee period. During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the Index. The following table presents the time periods for each Fund's three phases:

                                                             COMMENCEMENT OF
                           OFFERING           GUARANTEE        INDEX PLUS
                            PERIOD             PERIOD        LARGECAP PERIOD
                       -----------------  -----------------  ---------------
Principal Protection
 I                     07/05/01-10/11/01  10/12/01-10/11/06     10/12/06
Principal Protection
 II                    11/05/01-01/31/02  02/01/02-01/31/07     02/01/07
Principal Protection
 III                   03/01/02-05/30/02  06/06/02-06/05/07     06/06/07
Principal Protection
 IV                    07/01/02-09/30/02  10/08/02-10/08/07     10/09/07
Principal Protection
 V                     11/01/02-01/15/03  01/23/03-01/22/08     01/23/08

------------------

* A Quiet Period was instituted that ran between the Offering Period and the Guarantee Period. During the Quiet Period new deposits were not accepted and the assets remained invested in money market instruments.

Each Fund offers the following classes of shares: Class A, Class B, Class C and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency

--------------------------------------------------------------------------------


      exchange rates prevailing at the time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities.

      U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Trustees. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or

--------------------------------------------------------------------------------


    pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required.

G. Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds were expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period on a straight-line basis.

H. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

J. Securities Lending. Each Fund, during the Index Plus LargeCap Period, has the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six-month period ended November 30, 2002, the cost of purchases and proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

                                         PURCHASES         SALES
                                        ------------    ------------
Principal Protection I                  $ 64,191,855    $187,314,720
Principal Protection II                  113,367,171     295,271,089
Principal Protection III                 309,693,667     241,973,722
Principal Protection IV                  153,196,689      50,001,085
Principal Protection V                            --              --

U.S. Government Securities not included above were:

                                         PURCHASES         SALES
                                        ------------    ------------
Principal Protection I                  $153,115,470    $ 66,875,637
Principal Protection II                  247,690,695     106,357,872
Principal Protection III                 479,041,827      73,972,005
Principal Protection IV                  814,736,563      42,922,099
Principal Protection V                            --              --

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC (the "Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period, 0.80% during its Guarantee Period and 0.60% during its Index Plus LargeCap Period.

Aeltus Investment Management, Inc., a registered investment advisor, serves as subadvisor to the Funds and receives 50% of the management fee for its services.

ING Funds Services, LLC (the "Administrator"), serves as administrator to each Fund. The Funds compensate the Administrator with a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

--------------------------------------------------------------------------------


NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                           CLASS A   CLASS B   CLASS C   CLASS Q
                           -------   -------   -------   -------
Principal Protection I      0.25%     1.00%     1.00%     0.25%
Principal Protection II     0.25      1.00      1.00      0.25
Principal Protection III    0.25      1.00      1.00      0.25
Principal Protection IV     0.25      1.00      1.00      0.25
Principal Protection V      0.25      1.00      1.00      0.25

For the six months ended November 30, 2002, the Distributor earned the following amounts in sales charges:

                                       CLASS A    CLASS B   CLASS C
                                        SHARES    SHARES    SHARES
                                       --------   -------   -------
Initial Sales Charges                  $373,308       N/A       N/A
Contingent Deferred Sales Charges            --        --    64,512

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2002, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                           ACCRUED
                            ACCRUED                      SHAREHOLDER
                           INVESTMENT      ACCRUED       SERVICES AND
                           MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                              FEES           FEES            FEES         TOTAL
                           ----------   --------------   ------------   ----------
Principal Protection I      $326,704       $40,838         $371,188     $  738,730
Principal Protection II      459,763        57,470          518,544      1,035,777
Principal Protection III     315,671        39,459          360,409        715,539
Principal Protection IV      581,041        72,630          665,307      1,318,978
Principal Protection V        20,181         8,073           73,273        101,527

NOTE 7 -- EXPENSE LIMITATIONS

For the Funds, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                               CLASS A   CLASS B   CLASS C   CLASS Q
                               -------   -------   -------   -------
Principal Protection I          1.75%     2.50%     2.50%     1.75%
Principal Protection II         1.75      2.50      2.50      1.75
Principal Protection III        1.75      2.50      2.50      1.75
Principal Protection IV         1.75      2.50      2.50      1.75
Principal Protection V          1.75      2.50      2.50      1.75

Each Fund will at a later date reimburse the Manager for management fees waived and other expenses assumed by the Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Fund.

As of November 30, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

Principal Protection I                                     $690,631
Principal Protection II                                     186,745
Principal Protection III                                    176,556

NOTE 8 -- LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At November 30, 2002, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                          CLASS A SHARES                CLASS B SHARES                CLASS C SHARES
                                    ---------------------------   ---------------------------   ---------------------------
                                     SIX MONTHS       PERIOD       SIX MONTHS       PERIOD       SIX MONTHS       PERIOD
                                       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                    NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,
                                        2002         2002(1)          2002         2002(1)          2002         2002(1)
                                        ----         -------          ----         -------          ----         -------
ING PRINCIPAL PROTECTION FUND I
(NUMBER OF SHARES)
Shares sold                                  --       8,816,814             --     36,875,966            --      11,339,262
Shares issued as reinvestments of
 dividends                              119,980          21,677        524,950         65,535       151,282          26,466
Shares redeemed                        (561,373)     (2,514,690)    (1,725,048)    (1,744,517)     (867,537)       (566,021)
                                    -----------    ------------   ------------   ------------   -----------    ------------
Net increase (decrease) in shares
 outstanding                           (441,393)      6,323,801     (1,200,098)    35,196,984      (716,255)     10,799,707
                                    ===========    ============   ============   ============   ===========    ============
ING PRINCIPAL PROTECTION FUND I
 ($)
Shares sold                         $        --    $ 88,282,793   $         --   $369,001,421   $        --    $113,392,592
Shares issued as reinvestments of
 dividends                            1,178,585         216,987      5,154,620        655,353     1,485,587         264,397
Shares redeemed                      (5,561,984)    (25,442,992)   (16,978,913)   (17,312,832)   (8,581,708)     (5,629,826)
                                    -----------    ------------   ------------   ------------   -----------    ------------
Net increase (decrease)             $(4,383,399)   $ 63,056,788   $(11,824,293)  $352,343,942   $(7,096,121)   $108,027,163
                                    ===========    ============   ============   ============   ===========    ============

                                         CLASS Q SHARES
                                    -------------------------
                                     SIX MONTHS      PERIOD
                                       ENDED         ENDED
                                    NOVEMBER 30,    MAY 31,
                                        2002        2002(1)
                                        ----        -------
ING PRINCIPAL PROTECTION FUND I
(NUMBER OF SHARES)
Shares sold                                 --        265,627
Shares issued as reinvestments of
 dividends                               4,067            954
Shares redeemed                        (36,085)       (20,032)
                                     ---------     ----------
Net increase (decrease) in shares
 outstanding                           (32,018)       246,549
                                     =========     ==========
ING PRINCIPAL PROTECTION FUND I
 ($)
Shares sold                          $      --     $2,662,987
Shares issued as reinvestments of
 dividends                              39,983          9,557
Shares redeemed                       (360,613)      (198,951)
                                     ---------     ----------
Net increase (decrease)              $(320,630)    $2,473,593
                                     =========     ==========

                                          CLASS A SHARES                CLASS B SHARES                CLASS C SHARES
                                    ---------------------------   ---------------------------   ---------------------------
                                     SIX MONTHS       PERIOD       SIX MONTHS       PERIOD       SIX MONTHS       PERIOD
                                       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                    NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,
                                        2002         2002(2)          2002         2002(2)          2002         2002(2)
                                        ----         -------          ----         -------          ----         -------
ING PRINCIPAL PROTECTION FUND II
(NUMBER OF SHARES)
Shares sold                                  --      11,687,616             --     48,474,876            --      16,647,711
Shares issued as reinvestments of
 dividends                              190,046           3,347        720,847          6,777       248,764           1,025
Shares redeemed                        (865,549)     (1,707,057)    (1,921,063)    (1,011,655)     (679,520)       (364,860)
                                    -----------    ------------   ------------   ------------   -----------    ------------
Net increase (decrease) in shares
 outstanding                           (675,503)      9,983,906     (1,200,216)    47,469,998      (430,756)     16,283,876
                                    ===========    ============   ============   ============   ===========    ============
ING PRINCIPAL PROTECTION FUND II
 ($)
Shares sold                         $        --    $116,864,978   $         --   $484,757,713   $        --    $166,479,343
Shares issued as reinvestments of
 dividends                            1,846,850          33,449      7,014,420         67,778     2,420,479          10,251
Shares redeemed                      (8,541,174)    (16,974,669)   (18,821,047)   (10,023,165)   (6,647,314)     (3,622,283)
                                    -----------    ------------   ------------   ------------   -----------    ------------
Net increase (decrease)             $(6,694,324)   $ 99,923,758   $(11,806,627)  $474,802,326   $(4,226,835)   $162,867,311
                                    ===========    ============   ============   ============   ===========    ============

                                         CLASS Q SHARES
                                    -------------------------
                                     SIX MONTHS      PERIOD
                                       ENDED         ENDED
                                    NOVEMBER 30,    MAY 31,
                                        2002        2002(2)
                                        ----        -------
ING PRINCIPAL PROTECTION FUND II
(NUMBER OF SHARES)
Shares sold                                 --          8,240
Shares issued as reinvestments of
 dividends                                 135              6
Shares redeemed                         (2,703)            --
                                     ---------     ----------
Net increase (decrease) in shares
 outstanding                            (2,568)         8,246
                                     =========     ==========
ING PRINCIPAL PROTECTION FUND II
 ($)
Shares sold                          $      --     $   82,402
Shares issued as reinvestments of
 dividends                               1,314             60
Shares redeemed                        (27,109)            --
                                     ---------     ----------
Net increase (decrease)              $ (25,795)    $   82,462
                                     =========     ==========

                                          CLASS A SHARES                CLASS B SHARES                CLASS C SHARES
                                    ---------------------------   ---------------------------   ---------------------------
                                     SIX MONTHS       PERIOD       SIX MONTHS       PERIOD       SIX MONTHS       PERIOD
                                       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                    NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,     MAY 31,
                                        2002         2002(3)          2002         2002(3)          2002         2002(3)
                                        ----         -------          ----         -------          ----         -------
ING PRINCIPAL PROTECTION FUND III
 (NUMBER OF SHARES)
Shares sold                                  --       5,822,167             --     34,872,346            --       9,130,900
Shares issued as reinvestments of
 dividends                               68,223              --        401,638             --        99,527              --
Shares redeemed                        (299,264)        (54,221)    (1,049,039)       (95,646)     (324,659)        (48,794)
                                    -----------    ------------   ------------   ------------   -----------    ------------
Net increase (decrease) in shares
 outstanding                           (231,041)      5,767,946       (647,401)    34,776,700      (225,132)      9,082,106
                                    ===========    ============   ============   ============   ===========    ============
ING PRINCIPAL PROTECTION FUND III
 ($)
Shares sold                         $        --    $ 58,253,640   $         --   $348,723,454   $        --    $ 91,308,995
Shares issued as reinvestments of
 dividends                              667,041              --      3,952,561             --       978,574              --
Shares redeemed                      (2,964,678)       (542,575)   (10,375,356)      (956,451)   (3,212,183)       (487,939)
                                    -----------    ------------   ------------   ------------   -----------    ------------
Net increase (decrease)             $(2,297,637)   $ 57,711,065   $ (6,422,795)  $347,767,003   $(2,233,609)   $ 90,821,056
                                    ===========    ============   ============   ============   ===========    ============

                                         CLASS Q SHARES
                                    -------------------------
                                     SIX MONTHS      PERIOD
                                       ENDED         ENDED
                                    NOVEMBER 30,    MAY 31,
                                        2002        2002(3)
                                        ----        -------
ING PRINCIPAL PROTECTION FUND III
 (NUMBER OF SHARES)
Shares sold                                 --         57,278
Shares issued as reinvestments of
 dividends                                 973             --
Shares redeemed                             --             --
                                     ---------     ----------
Net increase (decrease) in shares
 outstanding                               973         57,278
                                     =========     ==========
ING PRINCIPAL PROTECTION FUND III
 ($)
Shares sold                          $      --     $  573,386
Shares issued as reinvestments of
 dividends                               9,569             --
Shares redeemed                             --             --
                                     ---------     ----------
Net increase (decrease)              $   9,569     $  573,386
                                     =========     ==========

------------------

(1) Fund commenced operations on July 5, 2001.

(2) Fund commenced operations on November 5, 2001.

(3) Fund commenced operations on March 5, 2002.

--------------------------------------------------------------------------------

                                                             CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                          --------------------      --------------------      ---------------------
                                                              PERIOD ENDED              PERIOD ENDED              PERIOD ENDED
                                                          NOVEMBER 30, 2002(1)      NOVEMBER 30, 2002(1)      NOVEMBER 30, >2002(1)
                                                          --------------------      --------------------      ---------------------
ING PRINCIPAL PROTECTION FUND IV
(NUMBER OF SHARES)
Shares sold                                                     9,912,769                 60,581,527                18,637,110
Shares issued as reinvestments of dividends                        22,439                     46,146                    12,416
Shares redeemed                                                  (230,951)                  (563,624)                 (329,461)
                                                              -----------               ------------              ------------
Net increase in shares outstanding                              9,704,257                 60,064,049                18,320,065
                                                              ===========               ============              ============
ING PRINCIPAL PROTECTION FUND IV ($)
Shares sold                                                   $99,185,316               $605,815,640              $186,370,458
Shares issued as reinvestments of dividends                       223,721                    460,080                   123,790
Shares redeemed                                                (2,307,046)                (5,627,100)               (3,290,016)
                                                              -----------               ------------              ------------
Net increase                                                  $97,101,991               $600,648,620              $183,204,232
                                                              ===========               ============              ============

                                                         CLASS Q SHARES
                                                      --------------------
                                                          PERIOD ENDED
                                                      NOVEMBER 30, 2002(1)
                                                      --------------------
ING PRINCIPAL PROTECTION FUND IV
(NUMBER OF SHARES)
Shares sold                                                   204,998
Shares issued as reinvestments of dividends                       440
Shares redeemed                                               (49,950)
                                                           ----------
Net increase in shares outstanding                            155,488
                                                           ==========
ING PRINCIPAL PROTECTION FUND IV ($)
Shares sold                                                $2,051,626
Shares issued as reinvestments of dividends                     4,394
Shares redeemed                                              (502,497)
                                                           ----------
Net increase                                               $1,553,523
                                                           ==========

                                                             CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                          --------------------      --------------------      ---------------------
                                                              PERIOD ENDED              PERIOD ENDED              PERIOD ENDED
                                                          NOVEMBER 30, 2002(2)      NOVEMBER 30, 2002(2)      NOVEMBER 30, >2002(2)
                                                          --------------------      --------------------      ---------------------
ING PRINCIPAL PROTECTION FUND V
(NUMBER OF SHARES)
Shares sold                                                     2,621,273                 17,124,758                 3,381,878
Shares redeemed                                                   (14,373)                   (50,537)                  (13,959)
                                                              -----------               ------------              ------------
Net increase in shares outstanding                              2,606,900                 17,074,221                 3,367,919
                                                              ===========               ============              ============
ING PRINCIPAL PROTECTION FUND V ($)
Shares sold                                                   $26,212,732               $171,247,581              $ 33,818,779
Shares redeemed                                                  (143,728)                  (505,373)                 (139,587)
                                                              -----------               ------------              ------------
Net increase                                                  $26,069,004               $170,742,208              $ 33,679,192
                                                              ===========               ============              ============

                                                         CLASS Q SHARES
                                                      --------------------
                                                          PERIOD ENDED
                                                      NOVEMBER 30, 2002(2)
                                                      --------------------
ING PRINCIPAL PROTECTION FUND V
(NUMBER OF SHARES)
Shares sold                                                    23,180
Shares redeemed                                                    --
                                                           ----------
Net increase in shares outstanding                             23,180
                                                           ==========
ING PRINCIPAL PROTECTION FUND V ($)
Shares sold                                                $  231,800
Shares redeemed                                                    --
                                                           ----------
Net increase                                               $  231,800
                                                           ==========

------------------

(1) Fund commenced operations on July 1, 2002.

(2) Fund commenced operations on November 1, 2002.

NOTE 10 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for six months ended November 30, 2002 was as follows:

                                                    ORDINARY
                                                     INCOME
                                                   -----------
Principal Protection I                             $ 8,585,680
Principal Protection II                             12,070,793
Principal Protection III                             5,888,147
Principal Protection IV                              1,824,880

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statements of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002:

                                     AMOUNT     EXPIRATION DATES
                                   ----------   ----------------
Principal Protection I             $7,217,606      2010-2011
Principal Protection II             3,440,849           2010

ING
PRINCIPAL
PROTECTION
FUND I

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 5.77%
                               ADVERTISING: 0.00%
           1,550               Interpublic Group Cos., Inc.                $     23,203
              20               Omnicom Group                                      1,361
                                                                           ------------
                                                                                 24,564
                                                                           ------------
                               AEROSPACE/DEFENSE: 0.10%
           3,220               Boeing Co.                                       109,480
             800               General Dynamics Corp.                            65,160
             230               Goodrich Corp.                                     4,232
           1,700               Lockheed Martin Corp.                             88,740
             400               Northrop Grumman Corp.                            38,764
              10               Raytheon Co.                                         292
           1,210               Rockwell Collins, Inc.                            25,894
           2,400               United Technologies Corp.                        149,928
                                                                           ------------
                                                                                482,490
                                                                           ------------
                               AGRICULTURE: 0.00%
             700               UST, Inc.                                         22,540
                                                                           ------------
                                                                                 22,540
                                                                           ------------
                               AIRLINES: 0.00%
           1,210               Southwest Airlines Co.                            20,086
                                                                           ------------
                                                                                 20,086
                                                                           ------------
                               APPAREL: 0.03%
             770         @     Jones Apparel Group, Inc.                         28,336
             660               Liz Claiborne, Inc.                               21,252
           1,070               Nike, Inc.                                        47,915
             260         @     Reebok Intl. Ltd.                                  7,459
             650               VF Corp.                                          24,609
                                                                           ------------
                                                                                129,571
                                                                           ------------
                               AUTO MANUFACTURERS: 0.05%
           9,640               Ford Motor Co.                                   109,703
           2,060               General Motors Corp.                              81,782
             700               Paccar, Inc.                                      34,300
                                                                           ------------
                                                                                225,785
                                                                           ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
             230               Cooper Tire & Rubber Co.                           3,657
             380               Dana Corp.                                         5,130
           1,370               Delphi Corp.                                      11,645
             690               Goodyear Tire & Rubber Co.                         5,686
             440               Johnson Controls, Inc.                            36,472
             780               TRW, Inc.                                         40,318
                                                                           ------------
                                                                                102,908
                                                                           ------------
                               BANKS: 0.45%
           1,290               AmSouth Bancorp                                   24,600
           7,640               Bank of America Corp.                            535,411
           4,260               Bank One Corp.                                   168,227
           1,830               BB&T Corp.                                        69,522
           1,047               Charter One Financial, Inc.                       31,515
             920               Comerica, Inc.                                    43,544
             430               First Tennessee National Corp.                    15,858
           3,910               FleetBoston Financial Corp.                      106,078
             980               Huntington Bancshares, Inc.                       19,179
           1,580               Keycorp                                           41,222
             750               Marshall & Ilsley Corp.                           21,315
           1,580               Mellon Financial Corp.                            47,479
           2,240               National City Corp.                               62,272
             740               North Fork Bancorporation, Inc.                   25,759
             440               PNC Financial Services Group, Inc.                18,568
           1,210               Regions Financial Corp.                           42,035

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           1,280               SouthTrust Corp.                            $     33,459
           1,290               State Street Corp.                                58,050
           1,070               SunTrust Banks, Inc.                              62,766
             500               Synovus Financial Corp.                           10,415
           1,130               Union Planters Corp.                              33,335
           7,030               US Bancorp                                       153,957
           7,050               Wachovia Corp.                                   247,807
           6,530               Wells Fargo & Co.                                301,751
             440               Zions Bancorporation                              18,106
                                                                           ------------
                                                                              2,192,230
                                                                           ------------
                               BEVERAGES: 0.15%
           3,340               Anheuser-Busch Cos., Inc.                        164,061
             340               Brown-Forman Corp.                                22,474
           3,820               Coca-Cola Co.                                    174,345
           1,750               Coca-Cola Enterprises, Inc.                       37,257
             100               Coors (Adolph)                                     6,486
           1,070               Pepsi Bottling Group, Inc.                        30,730
           6,680               PepsiCo, Inc.                                    283,766
                                                                           ------------
                                                                                719,119
                                                                           ------------
                               BIOTECHNOLOGY: 0.06%
           5,212         @     Amgen, Inc.                                      246,006
             250         @     Biogen, Inc.                                      11,037
             780         @     Chiron Corp.                                      31,356
             350         @     Genzyme Corp.                                     11,480
                                                                           ------------
                                                                                299,879
                                                                           ------------
                               BUILDING MATERIALS: 0.01%
             240         @     American Standard Cos, Inc.                       17,875
           1,800               Masco Corp.                                       36,306
                                                                           ------------
                                                                                 54,181
                                                                           ------------
                               CHEMICALS: 0.09%
           1,020               Air Products & Chemicals, Inc.                    45,104
             280               Ashland, Inc.                                      8,168
           3,940               Du Pont EI de Nemours & Co.                      175,803
             430               Eastman Chemical Co.                              16,826
             550               Ecolab, Inc.                                      27,318
             380               Engelhard Corp.                                    9,211
             200               Great Lakes Chemical Corp.                         5,020
             340               International Flavors & Fragrances, Inc.          11,227
             680               PPG Industries, Inc.                              34,054
             660               Praxair, Inc.                                     38,940
           1,040               Rohm & Haas Co.                                   36,806
             650               Sherwin-Williams Co.                              18,739
             300               Sigma-Aldrich Corp.                               15,075
                                                                           ------------
                                                                                442,291
                                                                           ------------
                               COMMERCIAL SERVICES: 0.05%
             670         @     Apollo Group, Inc.                                27,637
           1,900         @     Concord EFS, Inc.                                 28,500
             470         @     Convergys Corp.                                    8,103
             300               Deluxe Corp.                                      13,020
             360               Equifax, Inc.                                      8,748
           1,080               H&R Block, Inc.                                   41,396
           1,200               McKesson Corp.                                    31,104
             620               Moody's Corp.                                     27,292
           1,400               Paychex, Inc.                                     40,880
             290         @     Quintiles Transnational Corp.                      3,407
             930         @     Robert Half Intl., Inc.                           18,274
                                                                           ------------
                                                                                248,361
                                                                           ------------
                               COMPUTERS: 0.22%
             530         @     Apple Computer, Inc.                               8,215
             850         @     Computer Sciences Corp.                           29,656

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
          13,400         @     Dell Computer Corp.                         $    382,838
             750               Electronic Data Systems Corp.                     13,905
           8,350         @     EMC Corp.-Mass.                                   60,537
          11,117               Hewlett-Packard Co.                              216,559
           2,620               International Business Machines Corp.            228,202
             790         @     Lexmark Intl., Inc.                               52,251
             300         @     NCR Corp.                                          8,280
           1,320         @     Network Appliance, Inc.                           18,348
           1,230         @     Sungard Data Systems, Inc.                        28,745
           1,300         @     Unisys Corp.                                      14,560
           1,580         @     Veritas Software Corp.                            28,724
                                                                           ------------
                                                                              1,090,820
                                                                           ------------
                               COSMETICS/PERSONAL CARE: 0.18%
             320               Alberto-Culver Co.                                15,856
           1,020               Avon Products, Inc.                               52,377
             800               Colgate-Palmolive Co.                             41,112
           4,000               Gillette Co.                                     121,280
           2,020               Kimberly-Clark Corp.                             101,646
           6,640               Procter & Gamble Co.                             557,760
                                                                           ------------
                                                                                890,031
                                                                           ------------
                               DISTRIBUTION/WHOLESALE: 0.01%
             250               Genuine Parts Co.                                  7,947
             330               WW Grainger, Inc.                                 17,747
                                                                           ------------
                                                                                 25,694
                                                                           ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.50%
           4,980               American Express Co.                             193,871
             600               Bear Stearns Cos., Inc.                           38,400
           1,350               Capital One Financial Corp.                       45,630
           2,060               Charles Schwab Corp.                              23,772
          18,900               Citigroup, Inc.                                  734,832
             650               Countrywide Financial Corp.                       32,045
           5,010               Fannie Mae                                       315,880
           1,000               Franklin Resources, Inc.                          36,950
           3,530               Freddie Mac                                      203,469
              20               Goldman Sachs Group, Inc.                          1,577
           2,760               Household Intl., Inc.                             79,212
           7,500               JP Morgan Chase & Co.                            188,775
             950               Lehman Brothers Holdings, Inc.                    58,330
           4,705               MBNA Corp.                                       100,405
           3,310               Merrill Lynch & Co., Inc.                        143,985
           4,090               Morgan Stanley                                   185,032
             950         @     Providian Financial Corp.                          5,776
             570               SLM Corp.                                         55,706
             470               Stilwell Financial, Inc.                           6,918
             170               T Rowe Price Group, Inc.                           5,166
                                                                           ------------
                                                                              2,455,731
                                                                           ------------
                               ELECTRIC: 0.15%
             190               Ameren Corp.                                       7,857
           1,380               American Electric Power Co., Inc.                 39,220
             980               Centerpoint Energy, Inc.                           7,497
             700               Cinergy Corp.                                     22,680
             360               CMS Energy Corp.                                   3,582
             930               Consolidated Edison, Inc.                         36,968
             700               Constellation Energy Group, Inc.                  18,445
             460               Dominion Resources, Inc.                          23,437
             650               DTE Energy Co.                                    28,815
           3,300               Duke Energy Corp.                                 65,142
           1,880         @     Edison Intl.                                      20,849
             890               Entergy Corp.                                     38,920
           1,570               Exelon Corp.                                      78,798
           1,190               FirstEnergy Corp.                                 37,699

       Shares                                                                 Value
---------------------------------------------------------------------------------------
             750               FPL Group, Inc.                             $     44,100
             950               NiSource, Inc.                                    18,516
           2,230         @     PG&E Corp.                                        30,796
             190               Pinnacle West Capital Corp.                        6,103
             530               PPL Corp.                                         17,649
             880               Progress Energy, Inc.                             36,960
             790               Public Service Enterprise Group, Inc.             23,653
           2,640               Southern Co.                                      69,062
             370               TECO Energy, Inc.                                  5,454
           1,560               TXU Corp.                                         24,055
           1,440               Xcel Energy, Inc.                                 15,466
                                                                           ------------
                                                                                721,723
                                                                           ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.02%
           1,430         @     American Power Conversion                         23,023
           1,560               Emerson Electric Co.                              81,354
             500               Molex, Inc.                                       14,025
                                                                           ------------
                                                                                118,402
                                                                           ------------
                               ELECTRONICS: 0.03%
           1,920         @     Agilent Technologies, Inc.                        37,267
             730               Applera Corp. -- Applied Biosystems Group         15,958
           1,150         @     Jabil Circuit, Inc.                               24,668
             530               Parker Hannifin Corp.                             24,746
           2,900         @     Sanmina-SCI Corp.                                 13,920
             500         @     Tektronix, Inc.                                    9,860
             250         @     Thermo Electron Corp.                              4,898
                                                                           ------------
                                                                                131,317
                                                                           ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
             310               Fluor Corp.                                        8,500
                                                                           ------------
                                                                                  8,500
                                                                           ------------
                               ENTERTAINMENT: 0.01%
             370         @     International Game Technology                     28,527
                                                                           ------------
                                                                                 28,527
                                                                           ------------
                               ENVIRONMENTAL CONTROL: 0.01%
             530         @     Allied Waste Industries, Inc.                      5,660
           2,290               Waste Management, Inc.                            57,067
                                                                           ------------
                                                                                 62,727
                                                                           ------------
                               FOOD: 0.10%
           1,700               Albertson's, Inc.                                 39,678
           2,370               Archer-Daniels-Midland Co.                        31,592
           1,570               Campbell Soup Co.                                 37,916
           2,050               Conagra Foods, Inc.                               49,959
             530               General Mills, Inc.                               23,649
             620               Hershey Foods Corp.                               39,922
           1,370               HJ Heinz Co.                                      47,703
           1,710               Kellogg Co.                                       57,063
           3,000         @     Kroger Co.                                        47,190
             690         @     Safeway, Inc.                                     16,408
           3,090               Sara Lee Corp.                                    72,090
             530               Supervalu, Inc.                                    9,529
             770               Winn-Dixie Stores, Inc.                           11,488
                                                                           ------------
                                                                                484,187
                                                                           ------------
                               FOREST PRODUCTS & PAPER: 0.03%
             130               Boise Cascade Corp.                                3,520
             990               Georgia-Pacific Corp.                             20,523
           1,980               International Paper Co.                           77,715
             300               MeadWestvaco Corp.                                 7,512
             750               Plum Creek Timber Co., Inc.                       18,263

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
             360               Temple-Inland, Inc.                         $     17,658
             380               Weyerhaeuser Co.                                  19,988
                                                                           ------------
                                                                                165,179
                                                                           ------------
                               GAS: 0.01%
             610               KeySpan Corp.                                     21,527
             330               Nicor, Inc.                                       10,398
              60               Peoples Energy Corp.                               2,159
             690               Sempra Energy                                     15,987
                                                                           ------------
                                                                                 50,071
                                                                           ------------
                               HAND/MACHINE TOOLS: 0.01%
             480               Black & Decker Corp.                              20,626
             140               Snap-On, Inc.                                      4,192
             210               Stanley Works                                      7,547
                                                                           ------------
                                                                                 32,365
                                                                           ------------
                               HEALTHCARE -- PRODUCTS: 0.21%
           1,530               Becton Dickinson & Co.                            45,395
           1,570         @     Boston Scientific Corp.                           65,940
             270               CR Bard, Inc.                                     14,985
           2,200         @     Guidant Corp.                                     65,846
          11,930               Johnson & Johnson                                680,249
           1,940               Medtronic, Inc.                                   90,695
             760         @     St. Jude Medical, Inc.                            26,463
             840               Stryker Corp.                                     51,954
                                                                           ------------
                                                                              1,041,527
                                                                           ------------
                               HEALTHCARE -- SERVICES: 0.09%
             880               Aetna, Inc.                                       33,220
             900         @     Anthem, Inc.                                      53,325
           2,000               HCA, Inc.                                         80,360
             940               Health Management Associates, Inc.                16,478
             430         @     Humana, Inc.                                       4,476
             200         @     Manor Care, Inc.                                   3,896
           1,900         @     Tenet Healthcare Corp.                            35,055
           1,630               UnitedHealth Group, Inc.                         132,764
           1,020         @     WellPoint Health Networks                         67,147
                                                                           ------------
                                                                                426,721
                                                                           ------------
                               HOME BUILDERS: 0.01%
             280               Centex Corp.                                      14,092
             310               KB Home                                           13,854
             200               Pulte Homes, Inc.                                  9,388
                                                                           ------------
                                                                                 37,334
                                                                           ------------
                               HOME FURNISHINGS: 0.01%
             640               Leggett & Platt, Inc.                             15,277
             180               Maytag Corp.                                       5,564
             370               Whirlpool Corp.                                   19,899
                                                                           ------------
                                                                                 40,740
                                                                           ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.03%
             510               Avery Dennison Corp.                              32,864
           1,550               Clorox Co.                                        67,952
             680               Fortune Brands, Inc.                              33,164
                                                                           ------------
                                                                                133,980
                                                                           ------------
                               HOUSEWARES: 0.01%
           1,090               Newell Rubbermaid, Inc.                           34,575
                                                                           ------------
                                                                                 34,575
                                                                           ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               INSURANCE: 0.28%
             990         @@    ACE Ltd.                                    $     33,759
           1,870               Aflac, Inc.                                       57,690
           3,600               Allstate Corp.                                   140,508
             470               AMBAC Financial Group, Inc.                       29,380
           3,950               American Intl. Group                             257,343
           1,200               AON Corp.                                         21,888
             670               Chubb Corp.                                       39,262
           1,020               Cigna Corp.                                       44,401
             580               Cincinnati Financial Corp.                        22,330
             980               Hartford Financial Services Group, Inc.           48,079
             560               Jefferson-Pilot Corp.                             21,364
           1,210               John Hancock Financial Services, Inc.             36,990
             830               Lincoln National Corp.                            29,166
             700               Loews Corp.                                       28,336
           2,020               Marsh & McLennan Cos., Inc.                       95,344
             570               MBIA, Inc.                                        25,924
           2,700               Metlife, Inc.                                     72,468
             390               MGIC Investment Corp.                             18,201
           1,420               Principal Financial Group                         41,180
           1,110               Progressive Corp.                                 62,870
           2,220               Prudential Financial, Inc.                        66,778
             630               Safeco Corp.                                      22,800
             350               St. Paul Cos.                                     13,034
             480               Torchmark Corp.                                   17,827
           5,193         @     Travelers Property Casualty Corp.                 83,088
             970               UnumProvident Corp.                               16,539
             550         @@    XL Capital Ltd.                                   45,507
                                                                           ------------
                                                                              1,392,056
                                                                           ------------
                               INTERNET: 0.01%
             450         @     eBay, Inc.                                        31,028
           2,300         @     Yahoo, Inc.                                       42,021
                                                                           ------------
                                                                                 73,049
                                                                           ------------
                               IRON/STEEL: 0.01%
             390               Nucor Corp.                                       19,594
             600               United States Steel Corp.                          8,688
                                                                           ------------
                                                                                 28,282
                                                                           ------------
                               LEISURE TIME: 0.03%
             340               Brunswick Corp.                                    7,147
           2,180               Carnival Corp.                                    61,149
           1,200               Harley-Davidson, Inc.                             58,248
             530         @     Sabre Holdings Corp.                              11,533
                                                                           ------------
                                                                                138,077
                                                                           ------------
                               LODGING: 0.02%
             690         @     Harrah's Entertainment, Inc.                      27,600
           1,530               Hilton Hotels Corp.                               20,946
           1,030               Marriott Intl., Inc.                              36,823
             700               Starwood Hotels & Resorts Worldwide, Inc.         17,731
                                                                           ------------
                                                                                103,100
                                                                           ------------
                               MACHINERY -- DIVERSIFIED: 0.02%
             880               Deere & Co.                                       45,012
             700               Dover Corp.                                       21,840
             790               Rockwell Automation, Inc.                         16,630
                                                                           ------------
                                                                                 83,482
                                                                           ------------
                               MEDIA: 0.20%
           6,800         @     AOL Time Warner, Inc.                            111,316
           2,290         @     Clear Channel Communications, Inc.                99,523
           3,510         @     Comcast Corp.                                     82,265
           1,060               Gannett Co, Inc.                                  75,525
             410               Knight-Ridder, Inc.                               25,711

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
             760               McGraw-Hill Cos, Inc.                       $     45,060
             240               Meredith Corp.                                    10,466
             250               New York Times Co.                                12,010
           1,220               Tribune Co.                                       55,876
           6,760         @     Viacom, Inc.                                     317,788
           7,870               Walt Disney Co.                                  155,983
                                                                           ------------
                                                                                991,523
                                                                           ------------
                               METAL FABRICATE/HARDWARE: 0.00%
             500               Worthington Industries                             8,810
                                                                           ------------
                                                                                  8,810
                                                                           ------------
                               MINING: 0.01%
             410         @     Freeport-McMoRan Copper & Gold, Inc.               6,355
           1,510               Newmont Mining Corp.                              35,349
             420         @     Phelps Dodge Corp.                                13,196
                                                                           ------------
                                                                                 54,900
                                                                           ------------
                               MISCELLANEOUS MANUFACTURING: 0.33%
           1,500               3M Co.                                           194,775
             260               Cooper Industries Ltd.                             9,885
             170               Crane Co.                                          3,497
             700               Danaher Corp.                                     43,988
           1,420               Eastman Kodak Co.                                 52,426
             240               Eaton Corp.                                       18,209
          37,580               General Electric Co.                           1,018,418
           3,170               Honeywell Intl., Inc.                             82,008
             450               Illinois Tool Works, Inc.                         30,596
             670         @@    Ingersoll-Rand Co.                                30,954
             450               ITT Industries, Inc.                              27,126
             310               Pall Corp.                                         5,915
             820               Textron, Inc.                                     35,342
           3,050         @@    Tyco Intl. Ltd.                                   54,412
                                                                           ------------
                                                                              1,607,551
                                                                           ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
           1,020               Pitney Bowes, Inc.                                36,006
           3,940         @     Xerox Corp.                                       34,357
                                                                           ------------
                                                                                 70,363
                                                                           ------------
                               OIL & GAS: 0.26%
             650               Amerada Hess Corp.                                36,400
           1,450               Anadarko Petroleum Corp.                          68,440
           1,080               Apache Corp.                                      58,190
           1,110               Burlington Resources, Inc.                        46,753
           3,966               ConocoPhillips                                   189,614
             720               Devon Energy Corp.                                32,969
          15,890               Exxon Mobil Corp.                                552,972
             140               Kerr-McGee Corp.                                   6,335
           1,770               Marathon Oil Corp.                                35,400
             780        @,@@   Nabors Industries Ltd.                            27,612
             500         @     Noble Corp.                                       16,975
           2,170               Occidental Petroleum Corp.                        60,435
             340               Rowan Cos., Inc.                                   7,242
           2,830               Transocean, Inc.                                  68,769
           1,450               Unocal Corp.                                      42,993
                                                                           ------------
                                                                              1,251,099
                                                                           ------------
                               OIL & GAS SERVICES: 0.02%
             750               Baker Hughes, Inc.                                24,555
             380         @     BJ Services Co.                                   12,711
           2,400               Halliburton Co.                                   50,400
                                                                           ------------
                                                                                 87,666
                                                                           ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.01%
             370               Ball Corp.                                  $     18,308
             170               Bemis Co.                                          8,792
             880         @     Pactiv Corp.                                      18,216
                                                                           ------------
                                                                                 45,316
                                                                           ------------
                               PHARMACEUTICALS: 0.36%
           6,160               Abbott Laboratories                              269,685
             200               Allergan, Inc.                                    11,758
             540               AmerisourceBergen Corp.                           31,331
             700               Cardinal Health, Inc.                             43,078
             680         @     Forest Laboratories, Inc.                         72,984
             880         @     King Pharmaceuticals, Inc.                        16,702
             390         @     Medimmune, Inc.                                   10,288
           8,950               Merck & Co., Inc.                                531,720
          10,030               Pfizer, Inc.                                     316,346
           5,260               Pharmacia Corp.                                  222,498
           5,950               Schering-Plough Corp.                            134,827
             290         @     Watson Pharmaceuticals, Inc.                       8,697
           2,100               Wyeth                                             80,703
                                                                           ------------
                                                                              1,750,617
                                                                           ------------
                               PIPELINES: 0.01%
           1,400               EL Paso Corp.                                     11,928
             500               Kinder Morgan, Inc.                               20,525
                                                                           ------------
                                                                                 32,453
                                                                           ------------
                               REITS: 0.02%
           1,580               Equity Office Properties Trust                    40,622
           1,030               Equity Residential                                26,904
             760               Simon Property Group, Inc.                        25,627
                                                                           ------------
                                                                                 93,153
                                                                           ------------
                               RETAIL: 0.38%
             370         @     Autozone, Inc.                                    30,229
           1,100         @     Bed Bath & Beyond, Inc.                           38,159
           1,180         @     Best Buy Co., Inc.                                32,662
             350         @     Big Lots, Inc.                                     4,445
             730               Circuit City Stores, Inc. -- Circuit City
                                Group                                             7,066
             680         @     Costco Wholesale Corp.                            21,964
           1,510               CVS Corp.                                         40,589
             690               Darden Restaurants, Inc.                          14,925
             330               Dillard's, Inc.                                    6,376
           1,260               Dollar General Corp.                              16,670
             470               Family Dollar Stores                              13,860
             820         @     Federated Department Stores                       26,798
           4,380               Gap, Inc. (The)                                   69,598
          15,160               Home Depot, Inc.                                 400,527
           1,050               JC Penney Co., Inc.                               24,917
           1,300         @     Kohl's Corp.                                      89,050
           3,000               Lowe's Cos., Inc.                                124,500
           2,680               Ltd. Brands                                       45,587
           1,160               May Department Stores Co.                         28,374
           4,800               McDonald's Corp.                                  88,800
             300               Nordstrom, Inc.                                    6,000
           1,730         @     Office Depot, Inc.                                30,638
             930               RadioShack Corp.                                  22,088
           2,830         @     Staples, Inc.                                     54,619
           1,450         @     Starbucks Corp.                                   31,523
           3,410               Target Corp.                                     118,600
             380               Tiffany & Co.                                     10,784
           2,130               TJX Cos., Inc.                                    41,684
           6,720               Wal-Mart Stores, Inc.                            363,955

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
             510               Wendy's Intl., Inc.                         $     14,244
           1,220         @     Yum! Brands, Inc.                                 29,170
                                                                           ------------
                                                                              1,848,401
                                                                           ------------
                               SAVINGS & LOANS: 0.05%
           1,040               Golden West Financial Corp.                       71,968
           4,870               Washington Mutual, Inc.                          175,223
                                                                           ------------
                                                                                247,191
                                                                           ------------
                               SEMICONDUCTORS: 0.22%
           1,250         @     Advanced Micro Devices, Inc.                      10,625
           1,500         @     Altera Corp.                                      21,795
           1,390         @     Analog Devices, Inc.                              42,659
           5,940         @     Applied Materials, Inc.                          101,277
          25,500               Intel Corp.                                      532,440
             750         @     Kla-Tencor Corp.                                  33,128
           1,150               Linear Technology Corp.                           38,215
             640         @     LSI Logic Corp.                                    5,306
           1,200               Maxim Integrated Products                         50,508
             950         @     Micron Technology, Inc.                           15,020
             650         @     National Semiconductor Corp.                      13,195
             560         @     Novellus Systems, Inc.                            20,322
             320         @     Nvidia Corp.                                       5,482
             500         @     QLogic Corp.                                      21,720
             440         @     Teradyne, Inc.                                     7,212
           6,600               Texas Instruments, Inc.                          132,726
           1,280         @     Xilinx, Inc.                                      31,539
                                                                           ------------
                                                                              1,083,169
                                                                           ------------
                               SOFTWARE: 0.39%
           1,110               Adobe Systems, Inc.                               32,778
             310               Autodesk, Inc.                                     4,802
           2,320               Automatic Data Processing                        100,850
           1,310         @     BMC Software, Inc.                                23,449
             400         @     Citrix Systems, Inc.                               4,700
           2,230               Computer Associates Intl., Inc.                   33,695
           2,350         @     Compuware Corp.                                   12,831
             600         @     Electronic Arts, Inc.                             40,716
           2,690               First Data Corp.                                  93,182
             760         @     Fiserv, Inc.                                      25,779
             800         @     Intuit, Inc.                                      43,152
             470         @     Mercury Interactive Corp.                         15,736
          20,450         @     Microsoft Corp.                                1,182,419
          20,480         @     Oracle Corp.                                     248,832
           1,810         @     Peoplesoft, Inc.                                  35,548
           1,000         @     Rational Software Corp.                            9,250
           2,650         @     Siebel Systems, Inc.                              22,552
                                                                           ------------
                                                                              1,930,271
                                                                           ------------
                               TELECOMMUNICATIONS: 0.38%
           1,230               Alltel Corp.                                      67,748
             380         @     Andrew Corp.                                       4,275
           2,788               AT&T Corp.                                        78,176
           9,940         @     AT&T Wireless Services, Inc.                      75,047
           6,800               BellSouth Corp.                                  189,040
             680               CenturyTel, Inc.                                  20,998
           1,900         @     CIENA Corp.                                       12,635
          28,120         @     Cisco Systems, Inc.                              419,550
             700         @     Citizens Communications Co.                        6,902
             410         @     Comverse Technology, Inc.                          4,969
           8,730               Motorola, Inc.                                    99,347
           3,150         @     Nextel Communications, Inc.                       43,313

       Shares                                                                 Value
---------------------------------------------------------------------------------------
          12,150               SBC Communications, Inc.                    $    346,275
             470               Scientific-Atlanta, Inc.                           6,392
           4,280               Sprint Corp.-FON Group                            62,402
           1,720         @     Tellabs, Inc.                                     15,256
           9,990               Verizon Communications, Inc.                     418,381
                                                                           ------------
                                                                              1,870,706
                                                                           ------------
                               TEXTILES: 0.01%
             700               Cintas Corp.                                      35,329
                                                                           ------------
                                                                                 35,329
                                                                           ------------
                               TOBACCO: 0.03%
           3,240               Philip Morris Cos., Inc.                         122,213
             400               RJ Reynolds Tobacco Holdings, Inc.                15,440
                                                                           ------------
                                                                                137,653
                                                                           ------------
                               TOYS/GAMES/HOBBIES: 0.01%
             370               Hasbro, Inc.                                       4,743
           2,180               Mattel, Inc.                                      44,952
                                                                           ------------
                                                                                 49,695
                                                                           ------------
                               TRANSPORTATION: 0.06%
           1,410               Burlington Northern Santa Fe Corp.                35,715
             800               CSX Corp.                                         22,120
           1,150               FedEx Corp.                                       60,456
           1,390               Norfolk Southern Corp.                            27,425
             950               Union Pacific Corp.                               55,005
           1,680               United Parcel Service, Inc.                      106,445
                                                                           ------------
                                                                                307,166
                                                                           ------------
                               TRUCKING & LEASING: 0.00%
             270               Ryder System, Inc.                                 6,210
                                                                           ------------
                                                                                  6,210
                                                                           ------------
                               Total Common Stock
                                 (Cost $25,288,592)                          28,271,444
                                                                           ------------
   Principal
     Amount                                                                 Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.69%
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 36.69%
    $  5,000,000        Zero Coupon, due 07/24/06                             4,428,405
     100,000,000        Zero Coupon, due 10/11/06                            87,679,700
     100,000,000        Zero Coupon, due 10/11/06                            87,679,700
                                                                           ------------
                                                                            179,787,805
                                                                           ------------
                        Total U.S. Government Agency Obligations
                          (Cost $172,553,474)                               179,787,805
                                                                           ------------
U.S. TREASURY OBLIGATIONS: 57.36%
                        U.S. TREASURY STRIP: 57.36%
     173,650,000        Zero Coupon, due 02/15/07                           152,526,867
     141,733,000        Zero Coupon, due 05/15/06                           128,559,768
                                                                           ------------
                                                                            281,086,635
                                                                           ------------
                        Total U.S. Treasury Obligations
                          (Cost $267,489,431)                               281,086,635
                                                                           ------------
                        Total Long-Term Investments
                          (Cost $465,331,497)                               489,145,884
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND I

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.54%
    $  2,627,000        State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $2,627,287 to be received
                        upon repurchase (Collateralized by $2,600,000
                        FHLB, 3.625% Market Value $2,682,150 due
                        09/30/04)                                          $  2,627,000
                                                                           ------------
                        Total Short-Term Investment
                          (Cost $2,627,000)                                   2,627,000
                                                                           ------------

                        TOTAL INVESTMENTS IN SECURITIES           100.36%  $491,772,884
                         (COST $467,958,497)*
                        OTHER ASSETS AND LIABILITIES-NET          (0.36)%    (1,750,504)
                                                                  -------  ------------
                        NET ASSETS                                100.00%  $490,022,380
                                                                  =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                               $24,178,043
                        Gross Unrealized Depreciation                                  (363,656)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $23,814,387
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS: 3.49%
                               ADVERTISING: 0.00%
           1,350               Interpublic Group Cos., Inc.                $     20,209
                                                                           ------------
                                                                                 20,209
                                                                           ------------
                               AEROSPACE/DEFENSE: 0.06%
           2,570               Boeing Co.                                        87,380
             650               General Dynamics Corp.                            52,942
             230               Goodrich Corp.                                     4,232
           1,560               Lockheed Martin Corp.                             81,432
             400               Northrop Grumman Corp.                            38,764
           1,040               Rockwell Collins, Inc.                            22,256
           2,040               United Technologies Corp.                        127,439
                                                                           ------------
                                                                                414,445
                                                                           ------------
                               AGRICULTURE: 0.00%
             700               UST, Inc.                                         22,540
                                                                           ------------
                                                                                 22,540
                                                                           ------------
                               AIRLINES: 0.00%
           1,110               Southwest Airlines Co.                            18,426
                                                                           ------------
                                                                                 18,426
                                                                           ------------
                               APPAREL: 0.02%
             640         @     Jones Apparel Group, Inc.                         23,552
             580               Liz Claiborne, Inc.                               18,676
             780               Nike, Inc.                                        34,928
             280         @     Reebok Intl. Ltd.                                  8,033
             590               VF Corp.                                          22,337
                                                                           ------------
                                                                                107,526
                                                                           ------------
                               AUTO MANUFACTURERS: 0.03%
           7,600               Ford Motor Co.                                    86,488
           1,770               General Motors Corp.                              70,269
             520               Paccar, Inc.                                      25,480
                                                                           ------------
                                                                                182,237
                                                                           ------------
                               AUTO PARTS & EQUIPMENT: 0.01%
             220               Cooper Tire & Rubber Co.                           3,498
             330               Dana Corp.                                         4,455
           2,010               Delphi Corp.                                      17,085
             580               Goodyear Tire & Rubber Co.                         4,779
             260               Johnson Controls, Inc.                            21,551
             740               TRW, Inc.                                         38,251
                                                                           ------------
                                                                                 89,619
                                                                           ------------
                               BANKS: 0.27%
           1,050               AmSouth Bancorp                                   20,023
           6,420               Bank of America Corp.                            449,914
           3,520               Bank One Corp.                                   139,005
           1,650               BB&T Corp.                                        62,683
             871               Charter One Financial, Inc.                       26,217
             660               Comerica, Inc.                                    31,238
             480               First Tennessee National Corp.                    17,702
           3,190               FleetBoston Financial Corp.                       86,545
           1,020               Huntington Bancshares, Inc.                       19,961
           1,480               Keycorp                                           38,613
             760               Marshall & Ilsley Corp.                           21,599
           1,370               Mellon Financial Corp.                            41,168
           1,950               National City Corp.                               54,210
             650               North Fork Bancorporation, Inc.                   22,626
             370               PNC Financial Services Group, Inc.                15,614
           1,070               Regions Financial Corp.                           37,172
           1,150               SouthTrust Corp.                                  30,061
             990               State Street Corp.                                44,550

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           1,000               SunTrust Banks, Inc.                        $     58,660
             400               Synovus Financial Corp.                            8,332
           1,040               Union Planters Corp.                              30,680
           6,080               US Bancorp                                       133,152
           5,880               Wachovia Corp.                                   206,682
           5,360               Wells Fargo & Co.                                247,686
             370               Zions Bancorporation                              15,225
                                                                           ------------
                                                                              1,859,318
                                                                           ------------
                               BEVERAGES: 0.09%
           2,800               Anheuser-Busch Cos., Inc.                        137,536
             270               Brown-Forman Corp.                                17,847
           3,040               Coca-Cola Co.                                    138,746
           1,730               Coca-Cola Enterprises, Inc.                       36,832
             140               Coors (Adolph)                                     9,080
           1,120               Pepsi Bottling Group, Inc.                        32,166
           5,640               PepsiCo, Inc.                                    239,587
                                                                           ------------
                                                                                611,794
                                                                           ------------
                               BIOTECHNOLOGY: 0.04%
           4,168         @     Amgen, Inc.                                      196,730
             250         @     Biogen, Inc.                                      11,037
             790         @     Chiron Corp.                                      31,758
             300         @     Genzyme Corp.                                      9,840
                                                                           ------------
                                                                                249,365
                                                                           ------------
                               BUILDING MATERIALS: 0.01%
             290         @     American Standard Cos., Inc.                      21,599
           1,530               Masco Corp.                                       30,860
                                                                           ------------
                                                                                 52,459
                                                                           ------------
                               CHEMICALS: 0.07%
             880               Air Products & Chemicals, Inc.                    38,914
             230               Ashland, Inc.                                      6,709
           3,260               Du Pont EI de Nemours & Co.                      145,461
             410               Eastman Chemical Co.                              16,043
             440               Ecolab, Inc.                                      21,855
             600               Engelhard Corp.                                   14,544
             150               Great Lakes Chemical Corp.                         3,765
             400               Hercules, Inc.                                     3,768
             430               International Flavors & Fragrances, Inc.          14,199
             570               PPG Industries, Inc.                              28,546
             540               Praxair, Inc.                                     31,860
             760               Rohm & Haas Co.                                   26,896
             650               Sherwin-Williams Co.                              18,739
             250               Sigma-Aldrich Corp.                               12,562
                                                                           ------------
                                                                                383,861
                                                                           ------------
                               COMMERCIAL SERVICES: 0.03%
             710         @     Apollo Group, Inc.                                29,287
           1,750         @     Concord EFS, Inc.                                 26,250
             390         @     Convergys Corp.                                    6,724
             270               Deluxe Corp.                                      11,718
             560               Equifax, Inc.                                     13,608
             940               H&R Block, Inc.                                   36,030
           1,050               McKesson Corp.                                    27,216
             580               Moody's Corp.                                     25,532
           1,380               Paychex, Inc.                                     40,296
             370         @     Quintiles Transnational Corp.                      4,347
             890         @     Robert Half Intl., Inc.                           17,488
                                                                           ------------
                                                                                238,496
                                                                           ------------
                               COMPUTERS: 0.13%
             530         @     Apple Computer, Inc.                               8,215
             500         @     Computer Sciences Corp.                           17,445
          11,180         @     Dell Computer Corp.                              319,413

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
             650               Electronic Data Systems Corp.               $     12,051
           8,000         @     EMC Corp.-Mass.                                   58,000
           9,752               Hewlett-Packard Co.                              189,969
           2,190               International Business Machines Corp.            190,749
             690         @     Lexmark Intl., Inc.                               45,637
             250         @     NCR Corp.                                          6,900
             570         @     Network Appliance, Inc.                            7,923
           1,090         @     Sungard Data Systems, Inc.                        25,473
           1,250         @     Unisys Corp.                                      14,000
           1,630         @     Veritas Software Corp.                            29,633
                                                                           ------------
                                                                                925,408
                                                                           ------------
                               COSMETICS/PERSONAL CARE: 0.11%
             250               Alberto-Culver Co.                                12,387
             870               Avon Products, Inc.                               44,674
             800               Colgate-Palmolive Co.                             41,112
           3,220               Gillette Co.                                      97,630
           1,600               Kimberly-Clark Corp.                              80,512
           5,580               Procter & Gamble Co.                             468,720
                                                                           ------------
                                                                                745,035
                                                                           ------------
                               DISTRIBUTION/WHOLESALE: 0.00%
             270               Genuine Parts Co.                                  8,583
             410               WW Grainger, Inc.                                 22,050
                                                                           ------------
                                                                                 30,633
                                                                           ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.30%
           4,220               American Express Co.                             164,285
             460               Bear Stearns Cos., Inc.                           29,440
           1,120               Capital One Financial Corp.                       37,856
           1,740               Charles Schwab Corp.                              20,080
          16,000               Citigroup, Inc.                                  622,080
             660               Countrywide Financial Corp.                       32,538
           4,250               Fannie Mae                                       267,962
             950               Franklin Resources, Inc.                          35,102
           2,980               Freddie Mac                                      171,767
           2,300               Household Intl., Inc.                             66,010
           6,080               JP Morgan Chase & Co.                            153,034
             740               Lehman Brothers Holdings, Inc.                    45,436
           3,975               MBNA Corp.                                        84,826
           2,660               Merrill Lynch & Co., Inc.                        115,710
           3,450               Morgan Stanley                                   156,078
             900         @     Providian Financial Corp.                          5,472
             470               SLM Corp.                                         45,933
             160               T Rowe Price Group, Inc.                           4,862
                                                                           ------------
                                                                              2,058,471
                                                                           ------------
                               ELECTRIC: 0.09%
             190               Ameren Corp.                                       7,856
           1,300               American Electric Power Co., Inc.                 36,946
             960               Centerpoint Energy, Inc.                           7,344
             690               Cinergy Corp.                                     22,356
             420               CMS Energy Corp.                                   4,179
             660               Consolidated Edison, Inc.                         26,235
             700               Constellation Energy Group, Inc.                  18,445
             380               Dominion Resources, Inc.                          19,361
             660               DTE Energy Co.                                    29,258
           2,800               Duke Energy Corp.                                 55,272
           1,420         @     Edison Intl.                                      15,748
             900               Entergy Corp.                                     39,357
           1,250               Exelon Corp.                                      62,737
           1,120               FirstEnergy Corp.                                 35,482
             580               FPL Group, Inc.                                   34,104
             580               NiSource, Inc.                                    11,304
           1,950         @     PG&E Corp.                                        26,929

       Shares                                                                 Value
---------------------------------------------------------------------------------------
             360               Pinnacle West Capital Corp.                 $     11,563
             610               PPL Corp.                                         20,313
             810               Progress Energy, Inc.                             34,020
             790               Public Service Enterprise Group, Inc.             23,653
           2,060               Southern Co.                                      53,890
             320               TECO Energy, Inc.                                  4,717
             840               TXU Corp.                                         12,953
           1,200               Xcel Energy, Inc.                                 12,888
                                                                           ------------
                                                                                626,910
                                                                           ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.01%
           1,000         @     American Power Conversion                         16,100
           1,280               Emerson Electric Co.                              66,752
             730               Molex, Inc.                                       20,476
                                                                           ------------
                                                                                103,328
                                                                           ------------
                               ELECTRONICS: 0.02%
           1,780         @     Agilent Technologies, Inc.                        34,550
             490               Applera Corp. -- Applied Biosystems Group         10,711
           1,020         @     Jabil Circuit, Inc.                               21,879
             540               Parker Hannifin Corp.                             25,213
           2,450         @     Sanmina-SCI Corp.                                 11,760
             350         @     Tektronix, Inc.                                    6,902
             200         @     Thermo Electron Corp.                              3,918
                                                                           ------------
                                                                                114,933
                                                                           ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
             340               Fluor Corp.                                        9,323
                                                                           ------------
                                                                                  9,323
                                                                           ------------
                               ENTERTAINMENT: 0.00%
             270         @     International Game Technology                     20,817
                                                                           ------------
                                                                                 20,817
                                                                           ------------
                               ENVIRONMENTAL CONTROL: 0.01%
             350         @     Allied Waste Industries, Inc.                      3,738
           2,230               Waste Management, Inc.                            55,572
                                                                           ------------
                                                                                 59,310
                                                                           ------------
                               FOOD: 0.06%
           1,630               Albertson's, Inc.                                 38,044
           2,250               Archer-Daniels-Midland Co.                        29,992
           1,470               Campbell Soup Co.                                 35,500
           1,980               Conagra Foods, Inc.                               48,253
             510               General Mills, Inc.                               22,756
             440               Hershey Foods Corp.                               28,332
           1,100               HJ Heinz Co.                                      38,302
           1,220               Kellogg Co.                                       40,711
           2,900         @     Kroger Co.                                        45,617
             700         @     Safeway, Inc.                                     16,646
           2,420               Sara Lee Corp.                                    56,459
             510               Supervalu, Inc.                                    9,170
             560               Winn-Dixie Stores, Inc.                            8,355
                                                                           ------------
                                                                                418,137
                                                                           ------------
                               FOREST PRODUCTS & PAPER: 0.02%
             110               Boise Cascade Corp.                                2,979
             950               Georgia-Pacific Corp.                             19,693
           1,490               International Paper Co.                           58,482
             250               MeadWestvaco Corp.                                 6,260
             660               Plum Creek Timber Co., Inc.                       16,071
             200               Temple-Inland, Inc.                                9,810
             360               Weyerhaeuser Co.                                  18,936
                                                                           ------------
                                                                                132,231
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               GAS: 0.01%
             570               KeySpan Corp.                               $     20,115
             250               Nicor, Inc.                                        7,878
              50               Peoples Energy Corp.                               1,800
             760               Sempra Energy                                     17,609
                                                                           ------------
                                                                                 47,402
                                                                           ------------
                               HAND/MACHINE TOOLS: 0.00%
             400               Black & Decker Corp.                              17,188
             120               Snap-On, Inc.                                      3,593
             380               Stanley Works                                     13,657
                                                                           ------------
                                                                                 34,438
                                                                           ------------
                               HEALTHCARE -- PRODUCTS: 0.13%
             150               Bausch & Lomb, Inc.                                5,661
           1,110               Becton Dickinson & Co.                            32,934
           1,520         @     Boston Scientific Corp.                           63,840
             200               CR Bard, Inc.                                     11,100
           1,640         @     Guidant Corp.                                     49,085
          10,010               Johnson & Johnson                                570,770
           1,550               Medtronic, Inc.                                   72,463
             660         @     St. Jude Medical, Inc.                            22,981
             750               Stryker Corp.                                     46,388
                                                                           ------------
                                                                                875,222
                                                                           ------------
                               HEALTHCARE -- SERVICES: 0.05%
             630               Aetna, Inc.                                       23,783
             730         @     Anthem, Inc.                                      43,253
           1,700               HCA, Inc.                                         68,306
             870               Health Management Associates, Inc.                15,251
             670         @     Humana, Inc.                                       6,975
             170         @     Manor Care, Inc.                                   3,312
           1,765         @     Tenet Healthcare Corp.                            32,564
           1,390               UnitedHealth Group, Inc.                         113,216
             850         @     WellPoint Health Networks                         55,956
                                                                           ------------
                                                                                362,616
                                                                           ------------
                               HOME BUILDERS: 0.01%
             280               Centex Corp.                                      14,092
             290               KB Home                                           12,960
             200               Pulte Homes, Inc.                                  9,388
                                                                           ------------
                                                                                 36,440
                                                                           ------------
                               HOME FURNISHINGS: 0.01%
             800               Leggett & Platt, Inc.                             19,096
             150               Maytag Corp.                                       4,637
             300               Whirlpool Corp.                                   16,134
                                                                           ------------
                                                                                 39,867
                                                                           ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.02%
             530               Avery Dennison Corp.                              34,153
           1,150               Clorox Co.                                        50,416
             610               Fortune Brands, Inc.                              29,750
                                                                           ------------
                                                                                114,319
                                                                           ------------
                               HOUSEWARES: 0.00%
             950               Newell Rubbermaid, Inc.                           30,134
                                                                           ------------
                                                                                 30,134
                                                                           ------------
                               INSURANCE: 0.17%
             820         @@    ACE Ltd.                                          27,962
           1,750               Aflac, Inc.                                       53,988
           2,850               Allstate Corp.                                   111,236
             300               AMBAC Financial Group, Inc.                       18,753
           3,300               American Intl. Group                             214,995

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           1,150               AON Corp.                                   $     20,976
             510               Chubb Corp.                                       29,886
             840               Cigna Corp.                                       36,565
             550               Cincinnati Financial Corp.                        21,175
             760               Hartford Financial Services Group, Inc.           37,286
             560               Jefferson-Pilot Corp.                             21,364
           1,080               John Hancock Financial Services, Inc.             33,016
             660               Lincoln National Corp.                            23,192
             710               Loews Corp.                                       28,741
           1,710               Marsh & McLennan Cos., Inc.                       80,712
             570               MBIA, Inc.                                        25,924
           2,120               Metlife, Inc.                                     56,901
             440               MGIC Investment Corp.                             20,535
           1,070               Principal Financial Group                         31,030
             940               Progressive Corp.                                 53,242
           2,000               Prudential Financial, Inc.                        60,160
             580               Safeco Corp.                                      20,990
             300               St Paul Cos.                                      11,172
             520               Torchmark Corp.                                   19,313
           4,390         @     Travelers Property Casualty Corp.                 70,240
             890               UnumProvident Corp.                               15,175
             500         @@    XL Capital Ltd.                                   41,370
                                                                           ------------
                                                                              1,185,899
                                                                           ------------
                               INTERNET: 0.01%
             400         @     eBay, Inc.                                        27,580
           1,940         @     Yahoo, Inc.                                       35,444
                                                                           ------------
                                                                                 63,024
                                                                           ------------
                               IRON/STEEL: 0.00%
             300               Nucor Corp.                                       15,072
             200               United States Steel Corp.                          2,896
                                                                           ------------
                                                                                 17,968
                                                                           ------------
                               LEISURE TIME: 0.02%
             360               Brunswick Corp.                                    7,567
           1,840               Carnival Corp.                                    51,612
             980               Harley-Davidson, Inc.                             47,569
             520         @     Sabre Holdings Corp.                              11,315
                                                                           ------------
                                                                                118,063
                                                                           ------------
                               LODGING: 0.01%
             550         @     Harrah's Entertainment, Inc.                      22,000
           1,350               Hilton Hotels Corp.                               18,482
             880               Marriott Intl., Inc.                              31,460
             700               Starwood Hotels & Resorts Worldwide, Inc.         17,731
                                                                           ------------
                                                                                 89,673
                                                                           ------------
                               MACHINERY -- DIVERSIFIED: 0.01%
             780               Deere & Co.                                       39,897
             830               Dover Corp.                                       25,896
             780               Rockwell Automation, Inc.                         16,419
                                                                           ------------
                                                                                 82,212
                                                                           ------------
                               MEDIA: 0.12%
           5,500         @     AOL Time Warner, Inc.                             90,035
           1,870         @     Clear Channel Communications, Inc.                81,270
           2,973         @     Comcast Corp.                                     69,697
             840               Gannett Co, Inc.                                  59,850
             350               Knight-Ridder, Inc.                               21,949
             660               McGraw-Hill Cos., Inc.                            39,131
             290               Meredith Corp.                                    12,647
             340               New York Times Co.                                16,334
           1,090               Tribune Co.                                       49,922

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
           5,650         @     Viacom, Inc.                                $    265,607
           6,280               Walt Disney Co.                                  124,470
                                                                           ------------
                                                                                830,912
                                                                           ------------
                               METAL FABRICATE/HARDWARE: 0.00%
             350               Worthington Industries                             6,167
                                                                           ------------
                                                                                  6,167
                                                                           ------------
                               MINING: 0.01%
             250         @     Freeport-McMoRan Copper & Gold, Inc.               3,875
           1,410               Newmont Mining Corp.                              33,008
             390         @     Phelps Dodge Corp.                                12,254
                                                                           ------------
                                                                                 49,137
                                                                           ------------
                               MISCELLANEOUS MANUFACTURING: 0.20%
           1,260               3M Co.                                           163,611
             500               Cooper Industries Ltd.                            19,010
             140               Crane Co.                                          2,880
             500               Danaher Corp.                                     31,420
           1,240               Eastman Kodak Co.                                 45,781
             300               Eaton Corp.                                       22,761
          32,020               General Electric Co.                             867,742
           2,530               Honeywell Intl., Inc.                             65,451
             380               Illinois Tool Works, Inc.                         25,836
             490         @@    Ingersoll-Rand Co.                                22,638
             380               ITT Industries, Inc.                              22,906
             170               Pall Corp.                                         3,244
             660               Textron, Inc.                                     28,446
           2,600         @@    Tyco Intl. Ltd.                                   46,384
                                                                           ------------
                                                                              1,368,110
                                                                           ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.01%
             880               Pitney Bowes, Inc.                                31,064
           2,970         @     Xerox Corp.                                       25,898
                                                                           ------------
                                                                                 56,962
                                                                           ------------
                               OIL & GAS: 0.16%
             630               Amerada Hess Corp.                                35,280
           1,200               Anadarko Petroleum Corp.                          56,640
             890               Apache Corp.                                      47,953
             890               Burlington Resources, Inc.                        37,487
              10               ChevronTexaco Corp.                                  670
           3,376               ConocoPhillips                                   161,407
             850               Devon Energy Corp.                                38,922
          13,430               Exxon Mobil Corp.                                467,364
             150               Kerr-McGee Corp.                                   6,788
           1,340               Marathon Oil Corp.                                26,800
             590        @,@@   Nabors Industries Ltd.                            20,886
             600         @     Noble Corp.                                       20,370
           1,840               Occidental Petroleum Corp.                        51,244
             250               Rowan Cos., Inc.                                   5,325
           2,700               Transocean, Inc.                                  65,610
           1,370               Unocal Corp.                                      40,621
                                                                           ------------
                                                                              1,083,367
                                                                           ------------
                               OIL & GAS SERVICES: 0.01%
             650               Baker Hughes, Inc.                                21,281
             370         @     BJ Services Co.                                   12,377
           1,840               Halliburton Co.                                   38,640
                                                                           ------------
                                                                                 72,298
                                                                           ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.00%
             180               Ball Corp.                                  $      8,906
             140               Bemis Co.                                          7,241
             760         @     Pactiv Corp.                                      15,732
                                                                           ------------
                                                                                 31,879
                                                                           ------------
                               PHARMACEUTICALS: 0.21%
           5,060               Abbott Laboratories                              221,527
             280               Allergan, Inc.                                    16,461
             360               AmerisourceBergen Corp.                           20,887
             600               Cardinal Health, Inc.                             36,924
              20               Eli Lilly & Co.                                    1,366
             590         @     Forest Laboratories, Inc.                         63,325
             890         @     King Pharmaceuticals, Inc.                        16,892
             350         @     Medimmune, Inc.                                    9,233
           7,560               Merck & Co, Inc.                                 449,140
           8,350               Pfizer, Inc.                                     263,359
           4,340               Pharmacia Corp.                                  183,582
           4,720               Schering-Plough Corp.                            106,955
             350         @     Watson Pharmaceuticals, Inc.                      10,497
           1,800               Wyeth                                             69,174
                                                                           ------------
                                                                              1,469,322
                                                                           ------------
                               PIPELINES: 0.00%
           1,270               EL Paso Corp.                                     10,820
             450               Kinder Morgan, Inc.                               18,473
                                                                           ------------
                                                                                 29,293
                                                                           ------------
                               REITS: 0.01%
           1,490               Equity Office Properties Trust                    38,308
           1,000               Equity Residential                                26,120
             540               Simon Property Group, Inc.                        18,209
                                                                           ------------
                                                                                 82,637
                                                                           ------------
                               RETAIL: 0.23%
             370         @     Autozone, Inc.                                    30,229
           1,060         @     Bed Bath & Beyond, Inc.                           36,771
           1,130         @     Best Buy Co., Inc.                                31,278
             630         @     Big Lots, Inc.                                     8,001
             720               Circuit City Stores, Inc. -- Circuit City
                                Group                                             6,970
             580         @     Costco Wholesale Corp.                            18,734
           1,450               CVS Corp.                                         38,976
             840               Darden Restaurants, Inc.                          18,169
             460               Dillard's, Inc.                                    8,887
           1,340               Dollar General Corp.                              17,728
             610               Family Dollar Stores                              17,989
             780         @     Federated Department Stores                       25,490
           3,670               Gap, Inc. (The)                                   58,316
          12,760               Home Depot, Inc.                                 337,119
           1,100               JC Penney Co., Inc.                               26,103
           1,000         @     Kohl's Corp.                                      68,500
           2,390               Lowe's Cos., Inc.                                 99,185
           2,210               Ltd. Brands                                       37,592
           1,120               May Department Stores Co.                         27,395
           3,850               McDonald's Corp.                                  71,225
             510               Nordstrom, Inc.                                   10,200
           1,410         @     Office Depot, Inc.                                24,971
             780               RadioShack Corp.                                  18,525
           2,360         @     Staples, Inc.                                     45,548
           1,460         @     Starbucks Corp.                                   31,740
           2,750               Target Corp.                                      95,645
             350               Tiffany & Co.                                      9,933
           1,960               TJX Cos., Inc.                                    38,357
           5,650               Wal-Mart Stores, Inc.                            306,004

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
             470               Wendy's Intl., Inc.                         $     13,127
           1,100         @     Yum! Brands, Inc.                                 26,301
                                                                           ------------
                                                                              1,605,008
                                                                           ------------
                               SAVINGS & LOANS: 0.03%
             720               Golden West Financial Corp.                       49,824
           4,120               Washington Mutual, Inc.                          148,238
                                                                           ------------
                                                                                198,062
                                                                           ------------
                               SEMICONDUCTORS: 0.13%
           1,050         @     Advanced Micro Devices, Inc.                       8,925
           1,430         @     Altera Corp.                                      20,778
           1,380         @     Analog Devices, Inc.                              42,352
           5,020         @     Applied Materials, Inc.                           85,591
          21,210               Intel Corp.                                      442,865
             740         @     Kla-Tencor Corp.                                  32,686
           1,130               Linear Technology Corp.                           37,550
             540         @     LSI Logic Corp.                                    4,477
           1,150               Maxim Integrated Products                         48,404
             800         @     Micron Technology, Inc.                           12,648
             550         @     National Semiconductor Corp.                      11,165
             570         @     Novellus Systems, Inc.                            20,685
             270         @     Nvidia Corp.                                       4,625
             410         @     QLogic Corp.                                      17,810
             280         @     Teradyne, Inc.                                     4,589
           5,310               Texas Instruments, Inc.                          106,784
           1,000         @     Xilinx, Inc.                                      24,640
                                                                           ------------
                                                                                926,574
                                                                           ------------
                               SOFTWARE: 0.24%
             980               Adobe Systems, Inc.                               28,939
             260               Autodesk, Inc.                                     4,027
           1,890               Automatic Data Processing                         82,158
           1,030         @     BMC Software, Inc.                                18,437
             120         @     Citrix Systems, Inc.                               1,410
           2,120               Computer Associates Intl., Inc.                   32,033
           1,800         @     Compuware Corp.                                    9,828
             570         @     Electronic Arts, Inc.                             38,680
           2,280               First Data Corp.                                  78,979
             500         @     Fiserv, Inc.                                      16,960
             660         @     Intuit, Inc.                                      35,600
             340         @     Mercury Interactive Corp.                         11,383
          17,420         @     Microsoft Corp.                                1,007,224
          17,450         @     Oracle Corp.                                     212,018
           1,540         @     Peoplesoft, Inc.                                  30,246
             960         @     Rational Software Corp.                            8,880
           2,250         @     Siebel Systems, Inc.                              19,148
                                                                           ------------
                                                                              1,635,950
                                                                           ------------
                               TELECOMMUNICATIONS: 0.23%
             960               Alltel Corp.                                      52,877
             400         @     Andrew Corp.                                       4,500
           2,242               AT&T Corp.                                        62,866
           7,890         @     AT&T Wireless Services, Inc.                      59,570
           5,860               BellSouth Corp.                                  162,908
             570               CenturyTel, Inc.                                  17,602
           1,850         @     CIENA Corp.                                       12,303
          23,310         @     Cisco Systems, Inc.                              347,785
             480         @     Citizens Communications Co.                        4,733
             250         @     Comverse Technology, Inc.                          3,030
           7,380               Motorola, Inc.                                    83,984
           3,100         @     Nextel Communications, Inc.                       42,625
          10,230               SBC Communications, Inc.                         291,555
             620               Scientific-Atlanta, Inc.                           8,432
           4,040               Sprint Corp.-FON Group                            58,903

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           1,590         @     Tellabs, Inc.                               $     14,103
           8,410               Verizon Communications, Inc.                     352,211
                                                                           ------------
                                                                              1,579,987
                                                                           ------------
                               TEXTILES: 0.00%
             540               Cintas Corp.                                      27,254
                                                                           ------------
                                                                                 27,254
                                                                           ------------
                               TOBACCO: 0.02%
           2,570               Philip Morris Cos., Inc.                          96,940
             300               RJ Reynolds Tobacco Holdings, Inc.                11,580
                                                                           ------------
                                                                                108,520
                                                                           ------------
                               TOYS/GAMES/HOBBIES: 0.01%
             300               Hasbro, Inc.                                       3,846
           2,130               Mattel, Inc.                                      43,921
                                                                           ------------
                                                                                 47,767
                                                                           ------------
                               TRANSPORTATION: 0.04%
           1,410               Burlington Northern Santa Fe Corp.                35,715
             730               CSX Corp.                                         20,185
             910               FedEx Corp.                                       47,839
           1,390               Norfolk Southern Corp.                            27,425
             780               Union Pacific Corp.                               45,162
           1,380               United Parcel Service, Inc.                       87,437
                                                                           ------------
                                                                                263,763
                                                                           ------------
                               TRUCKING & LEASING: 0.00%
             310               Ryder System, Inc.                                 7,130
                                                                           ------------
                                                                                  7,130
                                                                           ------------
                               Total Common Stock
                                 (Cost $21,482,545)                          24,072,207
                                                                           ------------
   Principal
     Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 1.24%
                        SOVEREIGN: 1.24%
    $  4,000,000        FICO,
                          Zero Coupon, due 12/06/06                           3,474,552
       5,827,000        Israel Trust,
                          Zero Coupon, due 11/15/06                           5,088,107
                                                                           ------------
                                                                              8,562,659
                                                                           ------------
                        Total Bonds/Notes
                         (Cost $8,153,076)                                    8,562,659
                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.87%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.50%
      20,000,000        Zero Coupon, due 01/26/07                            17,287,940
                                                                           ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 37.37%
      13,653,000        Zero Coupon, due 01/15/07                            11,869,905
     285,000,000        Zero Coupon, due 01/31/07                           246,207,225
                                                                           ------------
                                                                            258,077,130
                                                                           ------------
                        Total U.S. Government Agency Obligations
                          (Cost $261,102,479)                               275,365,070
                                                                           ------------
U.S. TREASURY OBLIGATIONS: 54.84%
                        U.S. TREASURY STRIP: 54.84%
     426,337,000        Zero Coupon, due 11/15/06                           378,675,508
                                                                           ------------
                        Total U.S. Treasury Obligations
                          (Cost $360,901,016)                               378,675,508
                                                                           ------------
                        Total Long-Term Investments
                          (Cost $651,639,116)                               686,675,444
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.92%
    $  6,354,000        State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $6,354,694 to be received
                        upon repurchase (Collateralized by $6,400,000
                        FHLMC, 3.550% Market Value $6,483,322 due
                        03/06/24)                                          $  6,354,000
                                                                           ------------
                        Total Short-Term Investment
                         (Cost $6,354,000)                                    6,354,000
                                                                           ------------

                        TOTAL INVESTMENTS IN SECURITIES           100.36%  $693,029,444
                         (COST $657,993,116)*
                        OTHER ASSETS AND LIABILITIES-NET          (0.36)%    (2,519,583)
                                                                  -------  ------------
                        NET ASSETS                                100.00%  $690,509,861
                                                                  =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                               $35,314,480
                        Gross Unrealized Depreciation                                  (278,152)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $35,036,328
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND III

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 8.39%
                               ADVERTISING: 0.01%
           2,200               Interpublic Group Cos., Inc                 $     32,934
                                                                           ------------
                                                                                 32,934
                                                                           ------------
                               AEROSPACE/DEFENSE: 0.14%
           4,550               Boeing Co.                                       154,700
           1,100               General Dynamics Corp.                            89,595
             450               Goodrich Corp.                                     8,280
           2,500               Lockheed Martin Corp.                            130,500
             600               Northrop Grumman Corp.                            58,146
           1,400               Rockwell Collins, Inc.                            29,960
           3,330               United Technologies Corp                         208,025
                                                                           ------------
                                                                                679,206
                                                                           ------------
                               AGRICULTURE: 0.01%
             600               Monsanto Co.                                      10,554
             700               UST, Inc.                                         22,540
                                                                           ------------
                                                                                 33,094
                                                                           ------------
                               AIRLINES: 0.01%
           1,700               Southwest Airlines Co.                            28,220
                                                                           ------------
                                                                                 28,220
                                                                           ------------
                               APPAREL: 0.04%
           1,280         @     Jones Apparel Group, Inc.                         47,104
             910               Liz Claiborne, Inc.                               29,302
           1,500               Nike, Inc.                                        67,170
             350         @     Reebok Intl. Ltd.                                 10,041
             950               VF Corp.                                          35,967
                                                                           ------------
                                                                                189,584
                                                                           ------------
                               AUTO MANUFACTURERS: 0.07%
          13,750               Ford Motor Co.                                   156,475
           3,000               General Motors Corp.                             119,100
           1,000               Paccar, Inc.                                      49,000
                                                                           ------------
                                                                                324,575
                                                                           ------------
                               AUTO PARTS & EQUIPMENT: 0.03%
             350               Cooper Tire & Rubber Co.                           5,565
             550               Dana Corp.                                         7,425
           2,200               Delphi Corp.                                      18,700
           1,950               Goodyear Tire & Rubber Co.                        16,068
             600               Johnson Controls, Inc.                            49,734
           1,100               TRW, Inc.                                         56,859
                                                                           ------------
                                                                                154,351
                                                                           ------------
                               BANKS: 0.64%
           1,850               AmSouth Bancorp                                   35,279
          10,600               Bank of America Corp.                            742,848
           6,300               Bank One Corp.                                   248,787
           2,550               BB&T Corp.                                        96,874
           1,295               Charter One Financial, Inc.                       38,979
           1,250               Comerica, Inc.                                    59,162
             450               First Tennessee National Corp.                    16,596
           5,550               FleetBoston Financial Corp.                      150,571
           1,600               Huntington Bancshares, Inc.                       31,312
           2,300               Keycorp                                           60,007
           1,100               Marshall & Ilsley Corp.                           31,262
           2,350               Mellon Financial Corp.                            70,617
           3,300               National City Corp.                               91,740
             700               North Fork Bancorporation, Inc.                   24,367
             600               PNC Financial Services Group, Inc.                25,320
           1,550               Regions Financial Corp.                           53,847
           1,800               SouthTrust Corp.                                  47,052

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           1,800               State Street Corp.                          $     81,000
           1,500               SunTrust Banks, Inc.                              87,990
             850               Synovus Financial Corp.                           17,705
           1,550               Union Planters Corp.                              45,725
          10,150               US Bancorp                                       222,285
           9,950               Wachovia Corp.                                   349,742
           8,900               Wells Fargo & Co.                                411,269
             450               Zions Bancorporation                              18,517
                                                                           ------------
                                                                              3,058,853
                                                                           ------------
                               BEVERAGES: 0.21%
           4,650               Anheuser-Busch Cos., Inc.                        228,408
             350               Brown-Forman Corp.                                23,135
           5,450               Coca-Cola Co.                                    248,738
           2,500               Coca-Cola Enterprises, Inc.                       53,225
             200               Coors (Adolph)                                    12,972
           1,600               Pepsi Bottling Group, Inc.                        45,952
           9,400               PepsiCo, Inc.                                    399,312
                                                                           ------------
                                                                              1,011,742
                                                                           ------------
                               BIOTECHNOLOGY: 0.09%
           7,126         @     Amgen, Inc.                                      336,347
             350         @     Biogen, Inc.                                      15,452
           1,100         @     Chiron Corp.                                      44,220
             500         @     Genzyme Corp.                                     16,400
                                                                           ------------
                                                                                412,419
                                                                           ------------
                               BUILDING MATERIALS: 0.02%
             350         @     American Standard Cos., Inc.                      26,068
           2,750               Masco Corp.                                       55,467
                                                                           ------------
                                                                                 81,535
                                                                           ------------
                               CHEMICALS: 0.13%
           1,400               Air Products & Chemicals, Inc.                    61,908
             270               Ashland, Inc.                                      7,876
           5,300               Du Pont EI de Nemours & Co.                      236,486
             600               Eastman Chemical Co.                              23,478
             850               Ecolab, Inc.                                      42,219
             500               Engelhard Corp.                                   12,120
             250               Great Lakes Chemical Corp.                         6,275
             450               Hercules, Inc.                                     4,239
             500               International Flavors & Fragrances, Inc.          16,510
             950               PPG Industries, Inc.                              47,576
             950               Praxair, Inc.                                     56,050
           1,350               Rohm & Haas Co.                                   47,776
           1,000               Sherwin-Williams Co.                              28,830
             400               Sigma-Aldrich Corp.                               20,100
                                                                           ------------
                                                                                611,443
                                                                           ------------
                               COMMERCIAL SERVICES: 0.07%
             950         @     Apollo Group, Inc.                                39,187
           2,700         @     Concord EFS, Inc.                                 40,500
             550         @     Convergys Corp.                                    9,482
             460               Deluxe Corp.                                      19,964
             550               Equifax, Inc.                                     13,365
           1,520               H&R Block, Inc.                                   58,262
           1,550               McKesson Corp.                                    40,176
             850               Moody's Corp.                                     37,417
           1,950               Paychex, Inc.                                     56,940
             450         @     Quintiles Transnational Corp.                      5,287
           1,350         @     Robert Half Intl., Inc.                           26,527
                                                                           ------------
                                                                                347,107
                                                                           ------------
                               COMPUTERS: 0.32%
             850         @     Computer Sciences Corp.                           29,656
          18,950         @     Dell Computer Corp.                              541,401

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
           1,050               Electronic Data Systems Corp.               $     19,467
          11,750         @     EMC Corp.-Mass.                                   85,187
          16,050               Hewlett-Packard Co.                              312,654
           3,650               International Business Machines Corp.            317,915
           1,200         @     Lexmark Intl., Inc.                               79,368
           1,150         @     Network Appliance, Inc.                           15,985
           1,700         @     Sungard Data Systems, Inc.                        39,729
           1,850         @     Unisys Corp.                                      20,720
           2,300         @     Veritas Software Corp.                            41,814
                                                                           ------------
                                                                              1,503,896
                                                                           ------------
                               COSMETICS/PERSONAL CARE: 0.26%
             250               Alberto-Culver Co.                                12,387
           1,400               Avon Products, Inc.                               71,890
           1,150               Colgate-Palmolive Co.                             59,098
           5,800               Gillette Co.                                     175,856
           2,850               Kimberly-Clark Corp.                             143,412
           9,350               Procter & Gamble Co.                             785,400
                                                                           ------------
                                                                              1,248,043
                                                                           ------------
                               DISTRIBUTION/WHOLESALE; 0.01%
             350               Genuine Parts Co.                                 11,126
             550               WW Grainger, Inc.                                 29,579
                                                                           ------------
                                                                                 40,705
                                                                           ------------
                               DIVERSIFIED FINANCIAL SERVICES: 0.73%
           7,000               American Express Co.                             272,510
             850               Bear Stearns Cos., Inc.                           54,400
           1,910               Capital One Financial Corp.                       64,558
           2,900               Charles Schwab Corp.                              33,466
          26,650               Citigroup, Inc.                                1,036,152
             950               Countrywide Financial Corp.                       46,835
           7,000               Fannie Mae                                       441,350
           1,400               Franklin Resources, Inc.                          51,730
           5,000               Freddie Mac                                      288,200
           3,920               Household Intl., Inc.                            112,504
          10,600               JP Morgan Chase & Co.                            266,802
           1,350               Lehman Brothers Holdings, Inc.                    82,890
           6,625               MBNA Corp.                                       141,377
           4,700               Merrill Lynch & Co., Inc.                        204,450
           5,750               Morgan Stanley                                   260,130
           1,350         @     Providian Financial Corp.                          8,208
             800               SLM Corp.                                         78,184
             450               Stilwell Financial, Inc.                           6,624
             400               T Rowe Price Group, Inc.                          12,156
                                                                           ------------
                                                                              3,462,526
                                                                           ------------
                               ELECTRIC: 0.21%
             300               Ameren Corp.                                      12,405
           1,950               American Electric Power Co., Inc.                 55,419
           1,400               Centerpoint Energy, Inc.                          10,710
           1,000               Cinergy Corp.                                     32,400
             550               CMS Energy Corp.                                   5,472
           1,150               Consolidated Edison, Inc.                         45,712
             700               Constellation Energy Group, Inc.                  18,445
             650               Dominion Resources, Inc.                          33,117
           1,000               DTE Energy Co.                                    44,330
           4,650               Duke Energy Corp.                                 91,791
           2,530         @     Edison Intl.                                      28,058
           1,250               Entergy Corp.                                     54,662
           2,250               Exelon Corp.                                     112,927
           1,600               FirstEnergy Corp.                                 50,688
           1,050               FPL Group, Inc.                                   61,740
           1,000               NiSource, Inc.                                    19,490
           3,170         @     PG&E Corp.                                        43,778

       Shares                                                                 Value
---------------------------------------------------------------------------------------
             250               Pinnacle West Capital Corp.                 $      8,030
           1,000               PPL Corp.                                         33,300
           1,200               Progress Energy, Inc.                             50,400
           1,200               Public Service Enterprise Group, Inc.             35,928
           3,750               Southern Co.                                      98,100
             600               TECO Energy, Inc.                                  8,844
           2,200               TXU Corp.                                         33,924
           1,400               Xcel Energy, Inc.                                 15,036
                                                                           ------------
                                                                              1,004,706
                                                                           ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.04%
           2,000         @     American Power Conversion                         32,200
           2,300               Emerson Electric Co.                             119,945
             850               Molex, Inc.                                       23,842
                                                                           ------------
                                                                                175,987
                                                                           ------------
                               ELECTRONICS: 0.04%
           2,700         @     Agilent Technologies, Inc.                        52,407
           1,000               Applera Corp. -- Applied Biosystems Group         21,860
           1,650         @     Jabil Circuit, Inc.                               35,392
             750               Parker Hannifin Corp.                             35,017
           4,050         @     Sanmina-SCI Corp.                                 19,440
             450         @     Tektronix, Inc.                                    8,874
             950         @     Thermo Electron Corp.                             18,610
                                                                           ------------
                                                                                191,600
                                                                           ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
             850               Fluor Corp.                                       23,307
                                                                           ------------
                                                                                 23,307
                                                                           ------------
                               ENTERTAINMENT: 0.01%
             600         @     International Game Technology                     46,260
                                                                           ------------
                                                                                 46,260
                                                                           ------------
                               ENVIRONMENTAL CONTROL: 0.02%
             700         @     Allied Waste Industries, Inc.                      7,476
           3,250               Waste Management, Inc.                            80,990
                                                                           ------------
                                                                                 88,466
                                                                           ------------
                               FOOD: 0.14%
           2,350               Albertson's, Inc.                                 54,849
           3,450               Archer-Daniels-Midland Co.                        45,988
           2,300               Campbell Soup Co.                                 55,545
           3,050               Conagra Foods, Inc.                               74,328
             800               General Mills, Inc.                               35,696
             850               Hershey Foods Corp.                               54,731
           1,900               HJ Heinz Co.                                      66,158
           2,400               Kellogg Co.                                       80,088
           4,250         @     Kroger Co.                                        66,852
           1,000         @     Safeway, Inc.                                     23,780
           4,350               Sara Lee Corp.                                   101,485
             450               Supervalu, Inc.                                    8,091
           1,030               Winn-Dixie Stores, Inc                            15,368
                                                                           ------------
                                                                                682,959
                                                                           ------------
                               FOREST PRODUCTS & PAPER: 0.05%
             250               Boise Cascade Corp.                                6,770
           1,000               Georgia-Pacific Corp.                             20,730
           2,550               International Paper Co.                          100,087
             850               MeadWestvaco Corp.                                21,284
             800               Plum Creek Timber Co., Inc.                       19,480
             400               Temple-Inland, Inc.                               19,620
             500               Weyerhaeuser Co.                                  26,300
                                                                           ------------
                                                                                214,271
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               GAS: 0.01%
             800               KeySpan Corp.                               $     28,232
             250               Nicor, Inc.                                        7,877
             150               Peoples Energy Corp.                               5,398
           1,200               Sempra Energy                                     27,804
                                                                           ------------
                                                                                 69,311
                                                                           ------------
                               HAND/MACHINE TOOLS: 0.01%
             620               Black & Decker Corp.                              26,641
             250               Snap-On, Inc.                                      7,485
             350               Stanley Works                                     12,579
                                                                           ------------
                                                                                 46,705
                                                                           ------------
                               HEALTHCARE -- PRODUCTS: 0.31%
             250               Bausch & Lomb, Inc.                                9,435
           2,180               Becton Dickinson & Co.                            64,681
           2,200         @     Boston Scientific Corp.                           92,400
             200               CR Bard, Inc.                                     11,100
           3,050         @     Guidant Corp.                                     91,286
          16,750               Johnson & Johnson                                955,085
           2,750               Medtronic, Inc.                                  128,562
           1,300         @     St. Jude Medical, Inc.                            45,266
           1,150               Stryker Corp.                                     71,127
                                                                           ------------
                                                                              1,468,942
                                                                           ------------
                               HEALTHCARE -- SERVICES: 0.13%
           1,400               Aetna, Inc.                                       52,850
           1,250         @     Anthem, Inc.                                      74,062
           2,850               HCA, Inc.                                        114,513
           1,300               Health Management Associates, Inc.                22,789
           2,400         @     Healthsouth Corp.                                  9,768
             700         @     Humana, Inc.                                       7,287
             400         @     Manor Care, Inc.                                   7,792
           2,675         @     Tenet Healthcare Corp.                            49,354
           2,300               UnitedHealth Group, Inc.                         187,335
           1,430         @     WellPoint Health Networks                         94,137
                                                                           ------------
                                                                                619,887
                                                                           ------------
                               HOME BUILDERS: 0.01%
             650               Centex Corp.                                      32,715
             450               KB Home                                           20,111
             300               Pulte Homes, Inc.                                 14,082
                                                                           ------------
                                                                                 66,908
                                                                           ------------
                               HOME FURNISHINGS: 0.01%
           1,100               Leggett & Platt, Inc.                             26,257
             300               Maytag Corp.                                       9,273
             300               Whirlpool Corp.                                   16,134
                                                                           ------------
                                                                                 51,664
                                                                           ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.04%
             650               Avery Dennison Corp.                              41,886
           2,150               Clorox Co.                                        94,256
             850               Fortune Brands, Inc.                              41,455
                                                                           ------------
                                                                                177,597
                                                                           ------------
                               HOUSEWARES: 0.01%
           1,500               Newell Rubbermaid, Inc.                           47,580
                                                                           ------------
                                                                                 47,580
                                                                           ------------
                               INSURANCE: 0.41%
           1,400         @@    ACE Ltd.                                          47,740
           2,650               Aflac, Inc.                                       81,753
           5,100               Allstate Corp.                                   199,053
             700               AMBAC Financial Group, Inc.                       43,757

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           5,600               American Intl. Group                        $    364,840
           1,700               AON Corp.                                         31,008
           1,400               Cigna Corp.                                       60,942
             800               Cincinnati Financial Corp.                        30,800
           1,250               Hartford Financial Services Group, Inc.           61,325
             900               Jefferson-Pilot Corp.                             34,335
           1,700               John Hancock Financial Services, Inc.             51,969
           1,050               Lincoln National Corp.                            36,897
           1,000               Loews Corp.                                       40,480
           2,800               Marsh & McLennan Cos., Inc.                      132,160
             900               MBIA, Inc.                                        40,932
           3,800               Metlife, Inc.                                    101,992
             550               MGIC Investment Corp.                             25,669
           2,000               Principal Financial Group                         58,000
           1,550               Progressive Corp.                                 87,792
           3,100               Prudential Financial, Inc.                        93,248
             800               Safeco Corp.                                      28,952
             500               St. Paul Cos.                                     18,620
             500               Torchmark Corp.                                   18,570
           7,276         @     Travelers Property Casualty Corp.                116,416
           1,350               UnumProvident Corp.                               23,018
             750         @@    XL Capital Ltd.                                   62,055
                                                                           ------------
                                                                              1,947,993
                                                                           ------------
                               INTERNET: 0.02%
             650         @     eBay, Inc.                                        44,818
           3,250         @     Yahoo, Inc.                                       59,378
                                                                           ------------
                                                                                104,196
                                                                           ------------
                               IRON/STEEL: 0.01%
             650               Nucor Corp.                                       32,656
             500               United States Steel Corp.                          7,240
                                                                           ------------
                                                                                 39,896
                                                                           ------------
                               LEISURE TIME: 0.04%
             500               Brunswick Corp.                                   10,510
           3,050               Carnival Corp.                                    85,553
           1,650               Harley-Davidson, Inc.                             80,091
             700         @     Sabre Holdings Corp.                              15,232
                                                                           ------------
                                                                                191,386
                                                                           ------------
                               LODGING: 0.03%
           1,000         @     Harrah's Entertainment, Inc.                      40,000
           1,700               Hilton Hotels Corp.                               23,273
           1,400               Marriott Intl., Inc.                              50,050
             900               Starwood Hotels & Resorts Worldwide, Inc.         22,797
                                                                           ------------
                                                                                136,120
                                                                           ------------
                               MACHINERY -- DIVERSIFIED: 0.02%
           1,250               Deere & Co.                                       63,938
           1,150               Dover Corp.                                       35,880
             700               Rockwell Automation, Inc.                         14,735
                                                                           ------------
                                                                                114,553
                                                                           ------------
                               MEDIA: 0.29%
           9,650         @     AOL Time Warner, Inc.                            157,971
           3,250         @     Clear Channel Communications, Inc.               141,245
           4,935         @     Comcast Corp.                                    115,669
           1,450               Gannett Co., Inc.                                103,313
             450               Knight-Ridder, Inc.                               28,220
           1,050               McGraw-Hill Cos., Inc.                            62,255
             350               Meredith Corp.                                    15,264
             400               New York Times Co.                                19,216
           1,700               Tribune Co.                                       77,860

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
           9,600         @     Viacom, Inc.                                $    451,296
          10,650               Walt Disney Co.                                  211,083
                                                                           ------------
                                                                              1,383,392
                                                                           ------------
                               METAL FABRICATE/HARDWARE: 0.00%
             550               Worthington Industries                             9,691
                                                                           ------------
                                                                                  9,691
                                                                           ------------
                               MINING: 0.02%
             500         @     Freeport-McMoRan Copper & Gold, Inc.               7,750
           2,100               Newmont Mining Corp.                              49,161
             600         @     Phelps Dodge Corp.                                18,852
                                                                           ------------
                                                                                 75,763
                                                                           ------------
                               MISCELLANEOUS MANUFACTURING: 0.48%
           2,050               3M Co.                                           266,193
             450               Cooper Industries Ltd.                            17,109
             300               Crane Co.                                          6,171
             800               Danaher Corp.                                     50,272
           2,000               Eastman Kodak Co.                                 73,840
             350               Eaton Corp.                                       26,555
          53,100               General Electric Co.                           1,439,010
           4,500               Honeywell Intl., Inc.                            116,415
             650               Illinois Tool Works, Inc.                         44,194
             950         @@    Ingersoll-Rand Co.                                43,890
             600               ITT Industries, Inc.                              36,168
             750               Pall Corp.                                        14,310
           1,250               Textron, Inc.                                     53,875
           4,300         @@    Tyco Intl. Ltd.                                   76,712
                                                                           ------------
                                                                              2,264,714
                                                                           ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.02%
           1,400               Pitney Bowes, Inc.                                49,420
           5,550         @     Xerox Corp.                                       48,396
                                                                           ------------
                                                                                 97,816
                                                                           ------------
                               OIL & GAS: 0.38%
             950               Amerada Hess Corp.                                53,200
           2,000               Anadarko Petroleum Corp.                          94,400
           1,500               Apache Corp.                                      80,820
           1,550               Burlington Resources, Inc.                        65,286
           5,568               ConocoPhillips                                   266,206
           1,300               Devon Energy Corp.                                59,527
          22,250               Exxon Mobil Corp.                                774,300
             250               Kerr-McGee Corp.                                  11,313
           2,500               Marathon Oil Corp.                                50,000
           1,100        @,@@   Nabors Industries Ltd.                            38,940
             950         @     Noble Corp.                                       32,253
           3,080               Occidental Petroleum Corp.                        85,778
             350               Rowan Cos., Inc.                                   7,455
           4,420               Transocean, Inc.                                 107,406
           2,050               Unocal Corp.                                      60,783
                                                                           ------------
                                                                              1,787,667
                                                                           ------------
                               OIL & GAS SERVICES: 0.03%
           1,050               Baker Hughes, Inc.                                34,377
             500         @     BJ Services Co.                                   16,725
           3,350               Halliburton Co.                                   70,350
                                                                           ------------
                                                                                121,452
                                                                           ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.01%
             500               Ball Corp.                                  $     24,740
             250               Bemis Co.                                         12,930
           1,250         @     Pactiv Corp.                                      25,875
                                                                           ------------
                                                                                 63,545
                                                                           ------------
                               PHARMACEUTICALS: 0.52%
           8,650               Abbott Laboratories                              378,697
             200               Allergan, Inc.                                    11,758
             700               AmerisourceBergen Corp.                           40,614
           1,000               Cardinal Health, Inc.                             61,540
           1,000         @     Forest Laboratories, Inc.                        107,330
           1,200         @     King Pharmaceuticals, Inc.                        22,776
             550         @     Medimmune, Inc.                                   14,509
          12,600               Merck & Co., Inc.                                748,566
          14,100               Pfizer, Inc.                                     444,714
           7,150               Pharmacia Corp.                                  302,445
           8,450               Schering-Plough Corp.                            191,477
             500         @     Watson Pharmaceuticals, Inc.                      14,995
           2,950               Wyeth                                            113,369
                                                                           ------------
                                                                              2,452,790
                                                                           ------------
                               PIPELINES: 0.01%
           1,150               EL Paso Corp.                                      9,798
             700               Kinder Morgan, Inc.                               28,735
                                                                           ------------
                                                                                 38,533
                                                                           ------------
                               REITS: 0.03%
           2,200               Equity Office Properties Trust                    56,562
           1,450               Equity Residential                                37,874
           1,050               Simon Property Group, Inc.                        35,406
                                                                           ------------
                                                                                129,842
                                                                           ------------
                               RETAIL: 0.55%
             550         @     Autozone, Inc.                                    44,935
           1,550         @     Bed Bath & Beyond, Inc.                           53,770
           1,650         @     Best Buy Co., Inc.                                45,672
             700         @     Big Lots, Inc.                                     8,890
           1,300               Circuit City Stores, Inc. -- Circuit City
                                Group                                            12,584
           1,000         @     Costco Wholesale Corp.                            32,300
           2,100               CVS Corp.                                         56,448
           1,150               Darden Restaurants, Inc.                          24,875
             450               Dillard's, Inc.                                    8,694
           1,900               Dollar General Corp.                              25,137
             750               Family Dollar Stores                              22,118
           1,100         @     Federated Department Stores                       35,948
           6,100               Gap, Inc. (The)                                   96,929
          21,260               Home Depot, Inc.                                 561,689
           1,550               JC Penney Co., Inc.                               36,782
           1,850         @     Kohl's Corp.                                     126,725
           4,200               Lowe's Cos., Inc.                                174,300
           3,790               Ltd. Brands                                       64,468
           1,700               May Department Stores Co.                         41,582
           6,900               McDonald's Corp.                                 127,650
             450               Nordstrom, Inc.                                    9,000
           2,700         @     Office Depot, Inc.                                47,817
           1,150               RadioShack Corp.                                  27,313
           4,150         @     Staples, Inc.                                     80,095
           2,200         @     Starbucks Corp.                                   47,828
           4,800               Target Corp.                                     166,944
             700               Tiffany & Co.                                     19,866
           3,000               TJX Cos., Inc.                                    58,710
           9,550               Wal-Mart Stores, Inc.                            517,228

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
             450               Wendy's Intl., Inc.                         $     12,569
           1,700         @     Yum! Brands, Inc.                                 40,647
                                                                           ------------
                                                                              2,629,513
                                                                           ------------
                               SAVINGS & LOANS: 0.07%
           1,450               Golden West Financial Corp.                      100,340
           6,850               Washington Mutual, Inc.                          246,463
                                                                           ------------
                                                                                346,803
                                                                           ------------
                               SEMICONDUCTORS: 0.33%
           1,750         @     Advanced Micro Devices, Inc.                      14,875
           2,150         @     Altera Corp.                                      31,240
           2,000         @     Analog Devices, Inc.                              61,380
           8,900         @     Applied Materials, Inc.                          151,745
           1,950         @     Applied Micro Circuits Corp.                       8,892
          35,400               Intel Corp.                                      739,152
           1,050         @     Kla-Tencor Corp.                                  46,379
           1,650               Linear Technology Corp.                           54,830
           1,700         @     LSI Logic Corp.                                   14,093
           1,800               Maxim Integrated Products                         75,762
           1,350         @     Micron Technology, Inc.                           21,344
             950         @     National Semiconductor Corp.                      19,285
           1,050         @     Novellus Systems, Inc.                            38,105
             550         @     Nvidia Corp.                                       9,422
           1,050         @     PMC -- Sierra, Inc.                                8,558
             900         @     QLogic Corp.                                      39,096
             800         @     Teradyne, Inc.                                    13,112
           9,200               Texas Instruments, Inc.                          185,012
           1,800         @     Xilinx, Inc.                                      44,352
                                                                           ------------
                                                                              1,576,634
                                                                           ------------
                               SOFTWARE: 0.57%
           1,600               Adobe Systems, Inc.                               47,248
             450               Autodesk, Inc.                                     6,971
           3,300               Automatic Data Processing                        143,451
           1,850         @     BMC Software, Inc.                                33,115
             450         @     Citrix Systems, Inc.                               5,288
           2,950               Computer Associates Intl., Inc.                   44,575
           2,680         @     Compuware Corp.                                   14,633
           1,000         @     Electronic Arts, Inc.                             67,860
           3,900               First Data Corp.                                 135,096
             850         @     Fiserv, Inc.                                      28,832
           1,100         @     Intuit, Inc.                                      59,334
             650         @     Mercury Interactive Corp.                         21,762
          28,850         @     Microsoft Corp.                                1,668,107
          29,300         @     Oracle Corp.                                     355,995
           2,660         @     Peoplesoft, Inc.                                  52,242
             950         @     Rational Software Corp.                            8,788
           3,890         @     Siebel Systems, Inc.                              33,104
                                                                           ------------
                                                                              2,726,401
                                                                           ------------
                               TELECOMMUNICATIONS: 0.56%
           1,650               Alltel Corp.                                      90,882
             300         @     Andrew Corp.                                       3,375
           4,040               AT&T Corp.                                       113,282
          14,200         @     AT&T Wireless Services, Inc.                     107,210
           9,900               BellSouth Corp.                                  275,220
             700               CenturyTel, Inc.                                  21,616
           2,700         @     CIENA Corp.                                       17,955

       Shares                                                                 Value
---------------------------------------------------------------------------------------
          38,850         @     Cisco Systems, Inc.                         $    579,642
           1,650         @     Citizens Communications Co.                       16,269
           1,050         @     Comverse Technology, Inc.                         12,726
          12,250               Motorola, Inc.                                   139,405
           4,700         @     Nextel Communications, Inc.                       64,625
          17,050               SBC Communications, Inc.                         485,925
             700               Scientific-Atlanta, Inc.                           9,520
           6,200               Sprint Corp.-FON Group                            90,396
           2,400         @     Tellabs, Inc.                                     21,288
          14,050               Verizon Communications, Inc.                     588,414
                                                                           ------------
                                                                              2,637,750
                                                                           ------------
                               TEXTILES: 0.01%
             950               Cintas Corp.                                      47,947
                                                                           ------------
                                                                                 47,947
                                                                           ------------
                               TOBACCO: 0.04%
           4,700               Philip Morris Cos., Inc.                         177,284
             350               RJ Reynolds Tobacco Holdings, Inc.                13,510
                                                                           ------------
                                                                                190,794
                                                                           ------------
                               TOYS/GAMES/HOBBIES: 0.02%
             700               Hasbro, Inc.                                       8,974
           3,200               Mattel, Inc.                                      65,984
                                                                           ------------
                                                                                 74,958
                                                                           ------------
                               TRANSPORTATION: 0.09%
           1,950               Burlington Northern Santa Fe Corp.                49,394
           1,100               CSX Corp.                                         30,415
           1,600               FedEx Corp.                                       84,112
           2,100               Norfolk Southern Corp.                            41,433
           1,350               Union Pacific Corp.                               78,165
           2,350               United Parcel Service, Inc.                      148,896
                                                                           ------------
                                                                                432,415
                                                                           ------------
                               TRUCKING & LEASING: 0.00%
             350               Ryder System, Inc.                                 8,050
                                                                           ------------
                                                                                  8,050
                                                                           ------------
                               Total Common Stock
                                 (Cost $36,170,871)                          39,826,997
                                                                           ------------
   Principal
     Amount                                                                 Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.61%
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 31.61%
    $177,000,000        Zero Coupon, due 06/05/07                           150,063,078
                                                                           ------------
                        Total U.S. Government Agency Obligations
                          (Cost $143,088,735)                               150,063,078
                                                                           ------------
U.S. TREASURY OBLIGATIONS: 59.54%
                        U.S. TREASURY -- STRIP: 59.54%
     325,874,000        Zero Coupon, due 05/15/07                           282,667,996
                                                                           ------------
                        Total U.S. Treasury Obligations
                          (Cost $270,610,290)                               282,667,996
                                                                           ------------
                        Total Long-Term Investments
                          (Cost $449,869,896)                               472,558,071
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.79%
    $  3,748,000        State Street Repurchase Agreement dated
                        11/29/02, 1.310%, due 12/02/02, $3,748,409 to be
                        received upon repurchase (Collateralized by
                        $3,770,000 FHLB, 3.125% Market Value
                        $3,827,006 due 11/14/03)                           $  3,748,000
                                                                           ------------
                        Total Short-Term Investment
                          (Cost $3,748,000)                                   3,748,000
                                                                           ------------

                        TOTAL INVESTMENTS IN SECURITIES           100.33%  $476,306,071
                         (COST $453,617,896)*
                        OTHER ASSETS AND LIABILITIES-NET          (0.33)%    (1,545,184)
                                                                  -------  ------------
                        NET ASSETS                                100.00%  $474,760,887
                                                                  =======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                               $23,280,608
                        Gross Unrealized Depreciation                                  (592,433)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $22,688,175
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND IV

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 13.84%
                               ADVERTISING: 0.01%
           6,750               Interpublic Group Cos., Inc.                $    101,047
                                                                           ------------
                                                                                101,047
                                                                           ------------
                               AEROSPACE/DEFENSE: 0.23%
          13,750               Boeing Co.                                       467,500
           3,400               General Dynamics Corp.                           276,930
             500               Goodrich Corp.                                     9,200
           7,400               Lockheed Martin Corp.                            386,280
           1,850               Northrop Grumman Corp.                           179,283
           4,500               Rockwell Collins, Inc.                            96,300
          10,260               United Technologies Corp.                        640,942
                                                                           ------------
                                                                              2,056,435
                                                                           ------------
                               AGRICULTURE: 0.01%
           1,900               UST, Inc.                                         61,180
                                                                           ------------
                                                                                 61,180
                                                                           ------------
                               AIRLINES: 0.01%
           5,200               Southwest Airlines Co.                            86,320
                                                                           ------------
                                                                                 86,320
                                                                           ------------
                               APPAREL: 0.06%
           3,180         @     Jones Apparel Group, Inc.                        117,024
           2,300               Liz Claiborne, Inc.                               74,060
           4,500               Nike, Inc.                                       201,510
             700         @     Reebok Intl. Ltd.                                 20,083
           2,950               VF Corp.                                         111,687
                                                                           ------------
                                                                                524,364
                                                                           ------------
                               AUTO MANUFACTURERS: 0.11%
          42,600               Ford Motor Co.                                   484,788
           9,150               General Motors Corp.                             363,255
           3,000               Paccar, Inc.                                     147,000
                                                                           ------------
                                                                                995,043
                                                                           ------------
                               AUTO PARTS & EQUIPMENT: 0.05%
           1,000               Cooper Tire & Rubber Co.                          15,900
           1,650               Dana Corp.                                        22,275
           5,900               Delphi Corp.                                      50,150
           3,000               Goodyear Tire & Rubber Co.                        24,720
           1,600               Johnson Controls, Inc.                           132,624
           3,210               TRW, Inc.                                        165,925
                                                                           ------------
                                                                                411,594
                                                                           ------------
                               BANKS: 1.08%
           5,650               AmSouth Bancorp                                  107,745
          32,900               Bank of America Corp.                          2,305,632
          18,800               Bank One Corp.                                   742,412
           7,750               BB&T Corp.                                       294,422
           3,400               Charter One Financial, Inc.                      102,340
           3,850               Comerica, Inc.                                   182,220
           2,250               First Tennessee National Corp.                    82,980
          16,950               FleetBoston Financial Corp.                      459,853
           4,300               Huntington Bancshares, Inc.                       84,151
           7,000               Keycorp                                          182,630
           3,400               Marshall & Ilsley Corp.                           96,628
           6,950               Mellon Financial Corp.                           208,847
          10,350               National City Corp.                              287,730
           2,800               North Fork Bancorporation, Inc.                   97,468
           1,850               PNC Financial Services Group, Inc.                78,070
           4,800               Regions Financial Corp.                          166,752
           5,900               SouthTrust Corp.                                 154,226
           5,450               State Street Corp.                               245,250

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           4,650               SunTrust Banks, Inc.                        $    272,769
           1,300               Synovus Financial Corp.                           27,079
           5,750               Union Planters Corp.                             169,625
          31,150               US Bancorp                                       682,185
          30,550               Wachovia Corp.                                 1,073,832
          28,050               Wells Fargo & Co.                              1,296,190
           1,400               Zions Bancorporation                              57,610
                                                                           ------------
                                                                              9,458,646
                                                                           ------------
                               BEVERAGES: 0.36%
          14,350               Anheuser-Busch Cos., Inc.                        704,872
             900               Brown-Forman Corp.                                59,490
          16,500               Coca-Cola Co.                                    753,060
           7,600               Coca-Cola Enterprises, Inc.                      161,804
             500               Coors (Adolph)                                    32,430
           4,700               Pepsi Bottling Group, Inc.                       134,984
          28,850               PepsiCo, Inc.                                  1,225,548
                                                                           ------------
                                                                              3,072,188
                                                                           ------------
                               BIOTECHNOLOGY: 0.14%
          22,000         @     Amgen, Inc.                                    1,038,400
           1,050         @     Biogen, Inc.                                      46,357
           3,200         @     Chiron Corp.                                     128,640
           1,500         @     Genzyme Corp.                                     49,200
                                                                           ------------
                                                                              1,262,597
                                                                           ------------
                               BUILDING MATERIALS: 0.03%
             900         @     American Standard Cos., Inc.                      67,032
           8,500               Masco Corp.                                      171,445
                                                                           ------------
                                                                                238,477
                                                                           ------------
                               CHEMICALS: 0.20%
           4,000               Air Products & Chemicals, Inc.                   176,880
             850               Ashland, Inc.                                     24,794
          16,350               Du Pont EI de Nemours & Co.                      729,537
             900               Eastman Chemical Co.                              35,217
           2,000               Ecolab, Inc.                                      99,340
           1,500               Engelhard Corp.                                   36,360
             750               Great Lakes Chemical Corp.                        18,825
           1,200               International Flavors & Fragrances, Inc.          39,624
           3,000               PPG Industries, Inc.                             150,240
           2,750               Praxair, Inc.                                    162,250
           4,100               Rohm & Haas Co.                                  145,099
           1,700               Sherwin-Williams Co.                              49,011
           1,200               Sigma-Aldrich Corp.                               60,300
                                                                           ------------
                                                                              1,727,477
                                                                           ------------
                               COMMERCIAL SERVICES: 0.13%
           2,850         @     Apollo Group, Inc.                               117,562
           8,300         @     Concord EFS, Inc.                                124,500
           2,100         @     Convergys Corp.                                   36,204
           1,470               Deluxe Corp.                                      63,798
           2,200               Equifax, Inc.                                     53,460
           4,720               H&R Block, Inc.                                  180,918
           4,750               McKesson Corp.                                   123,120
           2,650               Moody's Corp.                                    116,653
           6,100               Paychex, Inc.                                    178,120
           1,850         @     Quintiles Transnational Corp.                     21,737
           4,100         @     Robert Half Intl., Inc.                           80,565
                                                                           ------------
                                                                              1,096,637
                                                                           ------------
                               COMPUTERS: 0.55%
           3,750         @     Computer Sciences Corp.                          130,837
          58,150         @     Dell Computer Corp.                            1,661,345
           3,200               Electronic Data Systems Corp.                     59,328
          36,100         @     EMC Corp.-Mass                                   261,725

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
          49,350               Hewlett-Packard Co.                         $    961,338
          11,300               International Business Machines Corp.            984,230
           3,600         @     Lexmark Intl., Inc.                              238,104
           5,800         @     Network Appliance, Inc.                           80,620
          35,000         @     Sun Microsystems, Inc.                           150,185
           4,800         @     Sungard Data Systems, Inc.                       112,176
           5,600         @     Unisys Corp.                                      62,720
           7,050         @     Veritas Software Corp.                           128,169
                                                                           ------------
                                                                              4,830,777
                                                                           ------------
                               COSMETICS/PERSONAL CARE: 0.43%
           1,050               Alberto-Culver Co.                                52,027
           4,000               Avon Products, Inc.                              205,400
           3,550               Colgate-Palmolive Co.                            182,434
          17,050               Gillette Co.                                     516,956
           8,300               Kimberly-Clark Corp.                             417,656
          28,750               Procter & Gamble Co.                           2,415,000
                                                                           ------------
                                                                              3,789,473
                                                                           ------------
                               DISTRIBUTION/WHOLESALE: 0.02%
           1,100               Genuine Parts Co.                                 34,969
           1,800               WW Grainger, Inc.                                 96,804
                                                                           ------------
                                                                                131,773
                                                                           ------------
                               DIVERSIFIED FINANCIAL SERVICES: 1.22%
          21,400               American Express Co.                             833,102
           2,480               Bear Stearns Cos., Inc.                          158,720
           6,100               Capital One Financial Corp.                      206,180
           8,950               Charles Schwab Corp.                             103,283
          81,900               Citigroup, Inc.                                3,184,272
           2,900               Countrywide Financial Corp.                      142,970
          21,550               Fannie Mae                                     1,358,727
           4,200               Franklin Resources, Inc.                         155,190
          15,400               Freddie Mac                                      887,656
          12,090               Household Intl., Inc.                            346,983
          32,550               JP Morgan Chase & Co.                            819,283
           4,150               Lehman Brothers Holdings, Inc.                   254,810
          20,350               MBNA Corp.                                       434,269
          14,450               Merrill Lynch & Co., Inc.                        628,575
          17,600               Morgan Stanley                                   796,224
           8,910         @     Providian Financial Corp.                         54,173
           2,500               SLM Corp.                                        244,325
           2,200               Stilwell Financial, Inc.                          32,384
           1,300               T Rowe Price Group, Inc.                          39,507
                                                                           ------------
                                                                             10,680,633
                                                                           ------------
                               ELECTRIC: 0.35%
             900               Ameren Corp.                                      37,215
           5,750               American Electric Power Co., Inc.                163,415
           5,700               Centerpoint Energy, Inc.                          43,605
           2,950               Cinergy Corp.                                     95,580
           2,350               CMS Energy Corp.                                  23,382
           3,650               Consolidated Edison, Inc.                        145,087
           1,900               Constellation Energy Group, Inc.                  50,065
           2,100               Dominion Resources, Inc.                         106,995
           2,400               DTE Energy Co.                                   106,392
          14,250               Duke Energy Corp.                                281,295
           7,650         @     Edison Intl.                                      84,838
           3,900               Entergy Corp.                                    170,547
           6,850               Exelon Corp.                                     343,801
           4,800               FirstEnergy Corp.                                152,064
           3,100               FPL Group, Inc.                                  182,280
           4,200               NiSource, Inc.                                    81,858
           9,780         @     PG&E Corp.                                       135,062

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           1,600               Pinnacle West Capital Corp.                 $     51,392
           2,350               PPL Corp.                                         78,255
           3,500               Progress Energy, Inc.                            147,000
           3,400               Public Service Enterprise Group, Inc.            101,796
          11,350               Southern Co.                                     296,916
           1,800               TECO Energy, Inc.                                 26,532
           6,700               TXU Corp.                                        103,314
           4,000               Xcel Energy, Inc.                                 42,960
                                                                           ------------
                                                                              3,051,646
                                                                           ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.06%
           4,790         @     American Power Conversion                         77,119
           6,950               Emerson Electric Co.                             362,442
           2,950               Molex, Inc.                                       82,747
                                                                           ------------
                                                                                522,308
                                                                           ------------
                               ELECTRONICS: 0.06%
           8,050         @     Agilent Technologies, Inc.                       156,250
           2,500               Applera Corp. -- Applied Biosystems Group         54,650
           5,050         @     Jabil Circuit, Inc.                              108,322
           2,550               Parker Hannifin Corp.                            119,059
          12,400         @     Sanmina-SCI Corp.                                 59,520
           1,150         @     Thermo Electron Corp.                             22,528
                                                                           ------------
                                                                                520,329
                                                                           ------------
                               ENGINEERING & CONSTRUCTION: 0.00%
           1,500               Fluor Corp.                                       41,130
                                                                           ------------
                                                                                 41,130
                                                                           ------------
                               ENTERTAINMENT: 0.01%
           1,600         @     International Game Technology                    123,360
                                                                           ------------
                                                                                123,360
                                                                           ------------
                               ENVIRONMENTAL CONTROL: 0.03%
           2,000         @     Allied Waste Industries, Inc.                     21,360
           9,900               Waste Management, Inc.                           246,708
                                                                           ------------
                                                                                268,068
                                                                           ------------
                               FOOD: 0.24%
           6,950               Albertson's, Inc.                                162,213
          11,500               Archer-Daniels-Midland Co.                       153,295
           6,950               Campbell Soup Co.                                167,842
           9,200               Conagra Foods, Inc.                              224,204
           2,400               General Mills, Inc.                              107,088
           2,400               Hershey Foods Corp.                              154,536
           5,850               HJ Heinz Co.                                     203,697
           7,050               Kellogg Co.                                      235,258
          13,100         @     Kroger Co.                                       206,063
           3,100         @     Safeway, Inc.                                     73,718
          13,400               Sara Lee Corp.                                   312,622
           2,500               Supervalu, Inc.                                   44,950
           3,340               Winn-Dixie Stores, Inc.                           49,833
                                                                           ------------
                                                                              2,095,319
                                                                           ------------
                               FOREST PRODUCTS & PAPER: 0.07%
             800               Boise Cascade Corp.                               21,664
           4,150               Georgia-Pacific Corp.                             86,029
           8,550               International Paper Co.                          335,587
           2,200               MeadWestvaco Corp.                                55,088
           1,800               Plum Creek Timber Co., Inc.                       43,830
           1,000               Temple-Inland, Inc.                               49,050
           1,100               Weyerhaeuser Co.                                  57,860
                                                                           ------------
                                                                                649,108
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               GAS: 0.02%
           1,500               KeySpan Corp.                               $     52,935
             800               Nicor, Inc.                                       25,208
             500               Peoples Energy Corp.                              17,995
           2,700               Sempra Energy                                     62,559
                                                                           ------------
                                                                                158,697
                                                                           ------------
                               HAND/MACHINE TOOLS: 0.01%
           1,930               Black & Decker Corp.                              82,932
             400               Snap-On, Inc.                                     11,976
             800               Stanley Works                                     28,752
                                                                           ------------
                                                                                123,660
                                                                           ------------
                               HEALTHCARE-PRODUCTS: 0.51%
           6,720               Becton Dickinson & Co.                           199,382
           6,650         @     Boston Scientific Corp.                          279,300
           1,200               CR Bard, Inc.                                     66,600
           9,340         @     Guidant Corp.                                    279,546
          51,400               Johnson & Johnson                              2,930,828
           8,500               Medtronic, Inc.                                  397,375
           3,050         @     St. Jude Medical, Inc.                           106,201
           3,400               Stryker Corp.                                    210,290
                                                                           ------------
                                                                              4,469,522
                                                                           ------------
                               HEALTHCARE-SERVICES: 0.21%
           4,350               Aetna, Inc.                                      164,212
           4,000         @     Anthem, Inc.                                     237,000
           8,700               HCA, Inc.                                        349,566
           4,400               Health Management Associates, Inc.                77,132
           1,800         @     Humana, Inc.                                      18,738
             800         @     Manor Care, Inc.                                  15,584
           8,100         @     Tenet Healthcare Corp.                           149,445
           7,050               UnitedHealth Group, Inc.                         574,222
           4,320         @     WellPoint Health Networks                        284,386
                                                                           ------------
                                                                              1,870,285
                                                                           ------------
                               HOME BUILDERS: 0.02%
           1,900               Centex Corp.                                      95,627
             900               KB Home                                           40,221
             900               Pulte Homes, Inc.                                 42,246
                                                                           ------------
                                                                                178,094
                                                                           ------------
                               HOME FURNISHINGS: 0.01%
           2,100               Leggett & Platt, Inc.                             50,127
             700               Maytag Corp.                                      21,637
           1,100               Whirlpool Corp.                                   59,158
                                                                           ------------
                                                                                130,922
                                                                           ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.07%
           2,400               Avery Dennison Corp.                             154,656
           6,650               Clorox Co.                                       291,536
           2,600               Fortune Brands, Inc.                             126,802
                                                                           ------------
                                                                                572,994
                                                                           ------------
                               HOUSEWARES: 0.01%
           4,000               Newell Rubbermaid, Inc.                          126,880
                                                                           ------------
                                                                                126,880
                                                                           ------------
                               INSURANCE: 0.68%
           3,900         @@    ACE Ltd.                                         132,990
           8,300               Aflac, Inc.                                      256,055
          15,600               Allstate Corp.                                   608,868
           1,850               AMBAC Financial Group, Inc.                      115,644
          17,200               American Intl. Group                           1,120,580

       Shares                                                                 Value
---------------------------------------------------------------------------------------
           5,250               AON Corp.                                   $     95,760
           2,850               Chubb Corp.                                      167,010
           4,350               Cigna Corp.                                      189,356
           2,550               Cincinnati Financial Corp.                        98,175
           4,100               Hartford Financial Services Group, Inc.          201,146
           2,600               Jefferson-Pilot Corp.                             99,190
           4,950               John Hancock Financial Services, Inc.            151,322
           3,300               Lincoln National Corp.                           115,962
           3,100               Loews Corp.                                      125,488
           8,700               Marsh & McLennan Cos., Inc.                      410,640
           2,550               MBIA, Inc.                                       115,974
          11,750               Metlife, Inc.                                    315,370
           1,300               MGIC Investment Corp.                             60,671
           5,900               Principal Financial Group                        171,100
           4,700               Progressive Corp.                                266,208
           9,250               Prudential Financial, Inc.                       278,240
           2,350               Safeco Corp.                                      85,047
           1,450               St. Paul Cos.                                     53,998
           2,100               Torchmark Corp.                                   77,994
          22,300         @     Travelers Property Casualty Corp.                356,800
           5,550               UnumProvident Corp.                               94,628
           2,300         @@    XL Capital Ltd.                                  190,302
                                                                           ------------
                                                                              5,954,518
                                                                           ------------
                               INTERNET: 0.04%
           2,000         @     eBay, Inc.                                       137,900
           9,950         @     Yahoo, Inc.                                      181,787
                                                                           ------------
                                                                                319,687
                                                                           ------------
                               IRON/STEEL: 0.02%
           1,850               Nucor Corp.                                       92,944
           2,900               United States Steel Corp.                         41,992
                                                                           ------------
                                                                                134,936
                                                                           ------------
                               LEISURE TIME: 0.07%
           1,200               Brunswick Corp.                                   25,224
           9,500               Carnival Corp.                                   266,475
           5,150               Harley-Davidson, Inc.                            249,981
           2,400         @     Sabre Holdings Corp.                              52,224
                                                                           ------------
                                                                                593,904
                                                                           ------------
                               LODGING: 0.05%
           2,950         @     Harrah's Entertainment, Inc.                     118,000
           6,150               Hilton Hotels Corp.                               84,194
           3,950               Marriott Intl., Inc.                             141,213
           3,550               Starwood Hotels & Resorts Worldwide, Inc.         89,922
                                                                           ------------
                                                                                433,329
                                                                           ------------
                               MACHINERY -- DIVERSIFIED: 0.04%
           3,750               Deere & Co.                                      191,813
           3,100               Dover Corp.                                       96,720
           2,200               Rockwell Automation, Inc.                         46,310
                                                                           ------------
                                                                                334,843
                                                                           ------------
                               MEDIA: 0.49%
          29,700         @     AOL Time Warner, Inc.                            486,189
           9,850         @     Clear Channel Communications, Inc.               428,081
          15,030         @     Comcast Corp.                                    352,314
           4,400               Gannett Co., Inc.                                313,500
           1,000               Knight-Ridder, Inc.                               62,710
           3,200               McGraw-Hill Cos., Inc.                           189,728
           1,200               Meredith Corp.                                    52,332
           1,100               New York Times Co.                                52,844
           4,900               Tribune Co.                                      224,420

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
          29,550         @     Viacom, Inc.                                $  1,389,146
          35,300               Walt Disney Co.                                  699,646
                                                                           ------------
                                                                              4,250,910
                                                                           ------------
                               MINING: 0.02%
           1,800         @     Freeport-McMoRan Copper & Gold, Inc.              27,900
           6,500               Newmont Mining Corp.                             152,165
           1,200         @     Phelps Dodge Corp.                                37,704
                                                                           ------------
                                                                                217,769
                                                                           ------------
                               MISCELLANEOUS MANUFACTURING: 0.79%
           6,300               3M Co.                                           818,055
           1,700               Cooper Industries Ltd.                            64,634
             400               Crane Co.                                          8,228
           2,400               Danaher Corp.                                    150,816
           6,150               Eastman Kodak Co.                                227,058
           1,100               Eaton Corp.                                       83,457
         161,950               General Electric Co.                           4,388,845
          13,750               Honeywell Intl., Inc.                            355,713
           1,950               Illinois Tool Works, Inc.                        132,581
           2,800         @@    Ingersoll-Rand Co.                               129,360
           2,050               ITT Industries, Inc.                             123,574
           1,600               Pall Corp.                                        30,528
           3,690               Textron, Inc.                                    159,039
          13,100         @@    Tyco Intl. Ltd.                                  233,704
                                                                           ------------
                                                                              6,905,592
                                                                           ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.03%
           4,000               Pitney Bowes, Inc.                               141,200
          17,100         @     Xerox Corp.                                      149,112
                                                                           ------------
                                                                                290,312
                                                                           ------------
                               OIL & GAS: 0.62%
           2,910               Amerada Hess Corp.                               162,960
           6,150               Anadarko Petroleum Corp.                         290,280
           4,540               Apache Corp.                                     244,615
           4,850               Burlington Resources, Inc.                       204,282
          17,150               ConocoPhillips                                   819,942
           3,950               Devon Energy Corp.                               180,871
          68,250               Exxon Mobil Corp.                              2,375,100
             950               Kerr-McGee Corp.                                  42,988
           7,650               Marathon Oil Corp.                               153,000
           3,350        @@,@   Nabors Industries Ltd.                           118,590
           2,600         @     Noble Corp.                                       88,270
           9,390               Occidental Petroleum Corp.                       261,512
           1,300               Rowan Cos., Inc.                                  27,690
          12,120               Transocean, Inc.                                 294,516
           6,400               Unocal Corp.                                     189,760
                                                                           ------------
                                                                              5,454,376
                                                                           ------------
                               OIL & GAS SERVICES: 0.04%
           3,300               Baker Hughes, Inc.                               108,042
           1,550         @     BJ Services Co.                                   51,848
          10,400               Halliburton Co.                                  218,400
                                                                           ------------
                                                                                378,290
                                                                           ------------
                               PACKAGING & CONTAINERS: 0.02%
             800               Ball Corp.                                        39,584
             700               Bemis Co.                                         36,204
           3,900         @     Pactiv Corp.                                      80,730
                                                                           ------------
                                                                                156,518
                                                                           ------------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PHARMACEUTICALS: 0.86%
          26,450               Abbott Laboratories                         $  1,157,981
             900               Allergan, Inc.                                    52,911
           1,750               AmerisourceBergen Corp.                          101,535
           3,100               Cardinal Health, Inc.                            190,774
           3,100         @     Forest Laboratories, Inc.                        332,723
           3,700         @     King Pharmaceuticals, Inc.                        70,226
           1,700         @     Medimmune, Inc.                                   44,846
          38,700               Merck & Co., Inc.                              2,299,167
          42,150               Pfizer, Inc.                                   1,329,411
          22,200               Pharmacia Corp.                                  939,060
          25,900               Schering-Plough Corp.                            586,894
           1,300         @     Watson Pharmaceuticals, Inc.                      38,987
           9,100               Wyeth                                            349,713
                                                                           ------------
                                                                              7,494,228
                                                                           ------------
                               PIPELINES: 0.01%
           3,500               EL Paso Corp.                                     29,820
           2,100               Kinder Morgan, Inc.                               86,205
                                                                           ------------
                                                                                116,025
                                                                           ------------
                               REITS: 0.05%
           6,700               Equity Office Properties Trust                   172,257
           4,600               Equity Residential                               120,152
           3,150               Simon Property Group, Inc.                       106,218
                                                                           ------------
                                                                                398,627
                                                                           ------------
                               RETAIL: 0.91%
           1,750         @     Autozone, Inc.                                   142,975
           4,800         @     Bed Bath & Beyond, Inc.                          166,512
           5,650         @     Best Buy Co., Inc.                               156,392
           2,100         @     Big Lots, Inc.                                    26,670
           3,700               Circuit City Stores, Inc. -- Circuit City
                                Group                                            35,816
           3,000         @     Costco Wholesale Corp.                            96,900
           6,450               CVS Corp.                                        173,376
           3,100               Darden Restaurants, Inc.                          67,053
           1,550               Dillard's, Inc.                                   29,946
           5,650               Dollar General Corp.                              74,750
           3,200               Family Dollar Stores                              94,368
           4,000         @     Federated Department Stores                      130,720
          18,750               Gap, Inc. (The)                                  297,938
          65,390               Home Depot, Inc.                               1,727,604
           2,800               JC Penney Co., Inc.                               66,444
           5,550         @     Kohl's Corp.                                     380,175
          12,950               Lowe's Cos., Inc.                                537,425
          11,650               Ltd. Brands                                      198,167
           4,950               May Department Stores Co.                        121,077
          21,050               McDonald's Corp.                                 389,425
           1,300               Nordstrom, Inc.                                   26,000
           6,500         @     Office Depot, Inc.                               115,115
           4,350               RadioShack Corp.                                 103,313
          12,240         @     Staples, Inc.                                    236,232
           6,550         @     Starbucks Corp.                                  142,397
          14,650               Target Corp.                                     509,527
           1,600               Tiffany & Co.                                     45,408
           9,100               TJX Cos., Inc.                                   178,087
          29,400               Wal-Mart Stores, Inc.                          1,592,304
           1,100               Wendy's Intl., Inc.                               30,723
           4,950         @     Yum! Brands, Inc.                                118,355
                                                                           ------------
                                                                              8,011,194
                                                                           ------------
                               SAVINGS & LOANS: 0.12%
           4,450               Golden West Financial Corp.                      307,940
          20,950               Washington Mutual, Inc.                          753,781
                                                                           ------------
                                                                              1,061,721
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               SEMICONDUCTORS: 0.53%
           5,300         @     Advanced Micro Devices, Inc.                $     45,050
           5,400         @     Altera Corp.                                      78,462
           6,100         @     Analog Devices, Inc.                             187,209
          26,300         @     Applied Materials, Inc.                          448,415
         108,500               Intel Corp.                                    2,265,480
           3,050         @     Kla-Tencor Corp.                                 134,719
           4,400               Linear Technology Corp.                          146,212
           2,300         @     LSI Logic Corp.                                   19,067
           5,250               Maxim Integrated Products                        220,973
           4,100         @     Micron Technology, Inc.                           64,821
           2,900         @     National Semiconductor Corp.                      58,870
           2,600         @     Novellus Systems, Inc.                            94,354
           1,400         @     Nvidia Corp.                                      23,982
           2,800         @     QLogic Corp.                                     121,632
           3,400         @     Teradyne, Inc.                                    55,726
          28,350               Texas Instruments, Inc.                          570,119
           5,550         @     Xilinx, Inc.                                     136,752
                                                                           ------------
                                                                              4,671,843
                                                                           ------------
                               SOFTWARE: 0.95%
           4,900               Adobe Systems, Inc.                              144,697
           1,200               Autodesk, Inc.                                    18,588
          10,200               Automatic Data Processing                        443,394
           6,700         @     BMC Software, Inc.                               119,930
           1,700         @     Citrix Systems, Inc.                              19,975
           9,150               Computer Associates Intl., Inc.                  138,257
           8,250         @     Compuware Corp.                                   45,045
           3,050         @     Electronic Arts, Inc.                            206,973
          12,250               First Data Corp.                                 424,340
           3,250         @     Fiserv, Inc.                                     110,240
           3,450         @     Intuit, Inc.                                     186,093
           1,200         @     Mercury Interactive Corp.                         40,176
          88,250         @     Microsoft Corp.                                5,102,615
          88,150         @     Oracle Corp.                                   1,071,023
           8,150         @     Peoplesoft, Inc.                                 160,066
           3,550         @     Rational Software Corp.                           32,838
          11,510         @     Siebel Systems, Inc.                              97,950
                                                                           ------------
                                                                              8,362,200
                                                                           ------------
                               TELECOMMUNICATIONS: 0.91%
           5,000               Alltel Corp.                                     275,400
             200         @     Andrew Corp.                                       2,250
          12,940               AT&T Corp.                                       362,838
          44,600         @     AT&T Wireless Services, Inc.                     336,730
          29,550               BellSouth Corp.                                  821,490
           1,700               CenturyTel, Inc.                                  52,496
           8,250         @     CIENA Corp.                                       54,863
         119,400         @     Cisco Systems, Inc.                            1,781,448
           3,200         @     Citizens Communications Co.                       31,552
           1,700         @     Comverse Technology, Inc.                         20,604
          37,500               Motorola, Inc.                                   426,750
          14,200         @     Nextel Communications, Inc.                      195,250
          52,500               SBC Communications, Inc.                       1,496,250
           1,900               Scientific-Atlanta, Inc.                          25,840
          18,900               Sprint Corp.-FON Group                           275,562




       Shares                                                                 Value
---------------------------------------------------------------------------------------
           4,600         @     Tellabs, Inc.                               $     40,802
          43,150               Verizon Communications, Inc.                   1,807,122
                               TEXTILES: 0.02%                             ------------
           2,850               Cintas Corp.                                   8,007,247
                                                                           ------------
                                                                                143,840
                                                                           ------------
                               TOBACCO: 0.07%
          14,250               Philip Morris Cos., Inc.                         537,510
           1,200               RJ Reynolds Tobacco Holdings, Inc.                46,320
                                                                           ------------
                                                                                583,830
                                                                           ------------
                               TOYS/GAMES/HOBBIES: 0.03%
           2,500               Hasbro, Inc.                                      32,050
           9,600               Mattel, Inc.                                     197,952
                                                                           ------------
                                                                                230,002
                                                                           ------------
                               TRANSPORTATION: 0.15%
           6,050               Burlington Northern Santa Fe Corp.               153,247
           2,600               CSX Corp.                                         71,890
           4,950               FedEx Corp.                                      260,222
           6,200               Norfolk Southern Corp.                           122,326
           4,100               Union Pacific Corp.                              237,390
           7,300               United Parcel Service, Inc.                      462,528
                                                                           ------------
                                                                              1,307,603
                                                                           ------------
                               TRUCKING & LEASING: 0.00%
           1,200               Ryder System, Inc.                                27,600
                                                                           ------------
                                                                                 27,600
                                                                           ------------
                               Total Common Stock
                                 (Cost $105,103,513)                        121,267,927
                                                                           ------------
   Principal
     Amount                                                                 Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.52%
                        FEDERAL HOME LOAN BANK SYSTEM: 33.26%
    $350,000,000        Zero Coupon, due 10/05/2007                         291,483,850
                                                                           ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 33.26%
     350,000,000        Zero Coupon, due 10/05/2007                         291,483,850
                                                                           ------------
                        Total U.S. Government Agency Obligations
                          (Cost $601,330,474)                               582,967,700
                                                                           ------------
U.S. TREASURY OBLIGATIONS: 19.30%
                        U.S. TREASURY -- STRIP: 19.30%
     197,398,000        Zero Coupon, due 08/15/2007                         169,158,242
                                                                           ------------
                        Total U.S. Treasury Obligations
                         (Cost $172,944,612)                                169,158,242
                                                                           ------------
                        Total Long-Term Investments
                         (Cost $879,378,599)                                873,393,869
                                                                           ------------

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.55%
    $  4,810,000        State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $4,810,525 to be received
                        upon repurchase (Collateralized by $4,915,000
                        FNMA, Zero Coupon, Market Value $4,910,085 due
                        12/31/02)                                          $  4,810,000
                                                                           ------------
                        Total Short-Term Investment
                         (Cost $4,810,000)                                    4,810,000
                                                                           ------------

                        TOTAL INVESTMENTS IN SECURITIES            100.21%
                         (COST $884,188,599)*                                 $878,203,869
                            OTHER ASSETS AND LIABILITIES-NET       (0.21)%      (1,864,708)
                                                                  --------    ------------
                                       NET ASSETS                  100.00%    $876,339,161
                                                                  ========    ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized depreciation
      consists of:

                        Gross Unrealized Appreciation                              $ 23,334,764
                        Gross Unrealized Depreciation                               (17,350,034)
                                                                                   ------------
                        Net Unrealized Depreciation                                $ (5,984,730)
                                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND V

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER: 75.12%
    $  1,000,000               American Honda Finance Corp.,
                                1.280%, due 12/06/02                       $    999,822
       1,300,000               American Honda Finance Corp.,
                                1.300%, due 01/22/03                          1,297,559
       2,800,000               American Honda Finance Corp.,
                                1.310%, due 01/16/03                          2,795,313
       1,500,000               Bristol-Myers Squibb Co.,
                                1.260%, due 12/10/02                          1,499,528
       5,500,000               Bristol-Myers Squibb Co.,
                                1.290%, due 12/13/02                          5,497,635
       2,700,000               Cargill, Inc.,
                                1.270%, due 12/06/02                          2,699,524
       2,400,000               Cargill, Inc.,
                                1.300%, due 01/23/03                          2,395,407
       4,400,000               Cargill, Inc.,
                                1.330%, due 01/23/03                          4,391,385
       1,500,000               CDC,
                                1.290%, due 12/09/02                          1,499,570
       6,412,000               CDC,
                                1.320%, due 12/09/02                          6,410,119
       2,800,000               Ciesco L.P.,
                                1.310%, due 01/23/03                          2,794,600
       1,000,000               Ciesco L.P.,
                                1.280%, due 01/15/03                            998,400
       1,700,000               Ciesco L.P.,
                                1.300%, due 01/21/03                          1,696,869
       2,800,000               Cit Group, Inc.
                                1.330%, due 12/11/02                          2,798,966
       2,700,000               Cit Group, Inc.
                                1.350%, due 12/04/02                          2,699,696
       1,900,000               Corporate Asset Funding,
                                1.300%, due 12/12/02                          1,899,245
       2,000,000               Corporate Asset Funding,
                                1.340%, due 01/09/03                          1,997,097
       3,000,000               Credit Suisse,
                                1.350%, due 01/14/03                          2,995,050
       3,400,000               Delaware Funding Corp.,
                                1.310%, due 12/10/02                          3,398,887
       2,900,000               Delaware Funding Corp.,
                                1.330%, due 01/23/03                          2,894,322
       1,000,000               Dexia Delaware,
                                1.280%, due 12/09/02                            999,716
       2,900,000               Dexia Delaware,
                                1.300%, due 12/09/02                          2,899,162
       1,000,000               Edison Asset,
                                1.300%, due 01/10/03                            998,556
       3,000,000               Edison Asset,
                                1.340%, due 01/23/03                          2,994,082
       2,900,000               Edison Asset,
                                1.340%, due 01/23/03                          2,894,279
       1,000,000               Enterprise Funding Corp.,
                                1.300%, due 12/09/02                            999,711
       1,300,000               Enterprise Funding Group,
                                1.310%, due 12/12/02                          1,299,480
       2,000,000               Enterprise Funding Group,
                                1.320%, due 12/12/02                          1,999,193
       2,146,000               General Electric Capital,
                                1.290%, due 12/05/02                          2,145,692
       4,850,000               General Electric Capital,
                                1.330%, due 01/23/03                          4,840,503
       8,500,000               Goldman Sachs Group, Inc.,
                                1.320%, due 01/23/03                          8,483,482
       1,500,000               Hbos Treasury Services,
                                1.320%, due 01/21/03                          1,497,195

      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
    $  2,400,000               Hbos Treasury Services,
                                1.320%, due 01/23/03                       $  2,395,336
       1,200,000               Hbos Treasury Services,
                                1.330%, due 01/17/03                          1,197,916
       1,900,000               JP Morgan Chase,
                                1.320%, due 01/23/03                          1,896,308
       4,400,000               JP Morgan Chase,
                                1.340%, due 01/23/03                          4,391,320
       1,500,000               Lloyds Isb Bank PLC,
                                1.290%, due 12/11/02                          1,499,463
       2,300,000               Merrill Lynch & Co.,
                                1.290%, due 01/23/03                          2,295,647
       2,800,000               Merrill Lynch & Co.,
                                1.300%, due 01/23/03                          2,794,641
       4,000,000               Morgan Stanley Dean Witter,
                                1.340%, due 01/21/03                          3,992,407
       3,000,000               Morgan Stanley Dean Witter,
                                1.360%, due 01/15/03                          2,994,900
       1,500,000               Park Ave. Receivables,
                                1.320%, due 01/14/03                          1,497,580
       2,400,000               Park Ave. Receivables,
                                1.330%, due 12/13/02                          2,398,936
       4,600,000               Park Ave. Receivables,
                                1.350%, due 01/23/03                          4,590,857
       1,000,000               Pfd Receivables,
                                1.300%, due 12/06/02                            999,819
       1,300,000               Pfd Receivables,
                                1.300%, due 12/10/02                          1,299,577
       4,000,000               Pfd Receivables,
                                1.300%, due 12/12/02                          3,998,411
       1,900,000               Pfizer, Inc.,
                                1.270%, due 12/11/02                          1,899,330
       3,600,000               Pfizer, Inc.,
                                1.280%, due 01/23/03                          3,593,216
       1,500,000               Salomon Smith Barney,
                                1.310%, due 01/23/03                          1,497,107
       2,400,000               Salomon Smith Barney,
                                1.320%, due 01/23/03                          2,395,336
       3,900,000               Salomon Smith Barney,
                                1.330%, due 01/23/03                          3,892,364
       1,000,000               Societe Generale,
                                1.300%, due 12/10/02                            999,675
       4,100,000               Societe Generale,
                                1.315%, due 01/23/03                          4,092,062
       4,400,000               Societe Generale,
                                1.350%, due 01/06/03                          4,394,060
       4,500,000               Svenska Handelsbank,
                                1.340%, due 01/10/03                          4,493,300
       2,800,000               Toyota Motor Co.,
                                1.300%, due 01/10/03                          2,795,955
       1,300,000               Toyota Motor Co.,
                                1.300%, due 12/11/02                          1,299,530
       1,000,000               Toyota Motor Credit Corp.,
                                1.260%, due 12/09/02                            999,720
       1,000,000               Transamerica Finance Group,
                                1.310%, due 01/10/03                            998,544
       1,250,000               Transamerica Finance Group,
                                1.310%, due 01/10/03                          1,248,180
       2,250,000               Transamerica Finance Group,
                                1.320%, due 01/13/03                          2,246,452
       6,100,000               UBS Finance,
                                1.300%, due 01/23/03                          6,088,325
         900,000               UBS Finance,
                                1.320%, due 12/09/02                            899,736
       2,800,000               Windmill Funding Corp.,
                                1.300%, due 12/05/02                          2,799,595

                 See Accompanying Notes to Financial Statements

ING
PRINCIPAL
PROTECTION
FUND V

    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
    $  1,700,000               Windmill Funding Corp.,
                                1.310%, due 12/06/02                       $  1,699,691
       1,000,000               Windmill Funding Corp.,
                                1.320%, due 12/06/02                            999,817
                               173,285,158
                                                                           ------------
                        Total Commercial Paper
                         (Cost $173,285,158)                                173,285,158
                                                                           ------------
REPURCHASE AGREEMENT: 7.45%
      17,188,000        State Street Repurchase Agreement dated 11/29/02,
                        1.310%, due 12/02/02, $17,189,876 to be received
                        upon repurchase (Collateralized by $17,210,000
                        FNMA, 5.000% Market Value $17,532,481 due
                        04/30/03                                             17,188,000
                                                                           ------------
                        Total Repurchase Agreement
                          (Cost $17,188,000)                                 17,188,000
                                                                           ------------

                        TOTAL INVESTMENTS IN SECURITIES             82.57%
                         (COST $190,473,158)                                $190,473,158
                            OTHER ASSETS AND LIABILITIES-NET        17.43%    40,194,543
                                                                   -------  ------------
                                       NET ASSETS                  100.00%  $230,667,701
                                                                   =======  ============

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below:

                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
NON-INTERESTED TRUSTEES:

Paul S. Doherty                Trustee              October 1999 to  Mr. Doherty is President and Partner,
7337 E. Doubletree Ranch Rd.                        Present          Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, AZ 85258                                                 P.C., Attorneys (1996 to present); a
Born: 1934                                                           Director of Tambrands, Inc. (1993 to
                                                                     1998); and a Trustee of each of the
                                                                     funds managed by Northstar Investment
                                                                     Management Corporation (1993 to 1999).

J. Michael Earley              Trustee              February 2002    President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.                        to Present       Bankers Trust Company, N.A. (1992 to
Scottsdale, AZ 85258                                                 present).
Born: 1945

R. Barbara Gitenstein          Trustee              February 2002    President of the College of New Jersey
7337 E. Doubletree Ranch Rd.                        to Present       (1999 to present); Executive Vice
Scottsdale, AZ 85258                                                 President and Provost at Drake
Born: 1948                                                           University (1992 to 1998).

Walter H. May                  Trustee              October 1999 to  Retired. Mr. May was formerly Managing
7337 E. Doubletree Ranch Rd.                        Present          Director and Director of Marketing for
Scottsdale, AZ 85258                                                 Piper Jaffray, Inc. (an investment
Born: 1936                                                           banking/underwriting firm). Mr. May was
                                                                     formerly a Trustee of each of the funds
                                                                     managed by Northstar Investment
                                                                     Management Corporation (1996 to 1999).

Jock Patton                    Trustee              August 1995 to   Private Investor. Mr. Patton was
7337 E. Doubletree Ranch Rd.                        Present          formerly Director and Chief Executive
Scottsdale, AZ 85258                                                 Officer of Rainbow Multimedia Group,
Born: 1945                                                           Inc. (January 1999 to December 2001);
                                                                     Director of Stuart Entertainment, Inc.;
                                                                     Directory of Artisoft, Inc. (1994 to
                                                                     1998); President and co-owner of
                                                                     StockVal, Inc. (November 1992 to June
                                                                     1997) and a Partner and Director of the
                                                                     law firm of Streich Lang, P.A. (1972 to
                                                                     1993).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
NON-INTERESTED TRUSTEES:
Paul S. Doherty                   105        Mr. Doherty is a Trustee of
7337 E. Doubletree Ranch Rd.                 the GCG Trust (February 2002
Scottsdale, AZ 85258                         to present).
Born: 1934

J. Michael Earley                 105        Mr. Earley is a Trustee of the
7337 E. Doubletree Ranch Rd.                 GCG Trust (1997 to present).
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein             105        Dr. Gitenstein is a Trustee of
7337 E. Doubletree Ranch Rd.                 the GCG Trust (1997 to
Scottsdale, AZ 85258                         present).
Born: 1948
Walter H. May                     105        Mr. May is a Trustee for the
7337 E. Doubletree Ranch Rd.                 Best Prep Charity (1991 to
Scottsdale, AZ 85258                         present) and the GCG Trust
Born: 1936                                   (February 2002 to present).

Jock Patton                       105        Mr. Patton is a Trustee of the
7337 E. Doubletree Ranch Rd.                 GCG Trust (February 2002 to
Scottsdale, AZ 85258                         present); He is also Director
Born: 1945                                   of Hypercom, Inc. and JDA
                                             Software Group, Inc. (January
                                             1999 to present); Buick of
                                             Scottsdale, Inc.; BK
                                             Entertainment, Inc.; Arizona
                                             Rotorcraft, Inc.; National
                                             Airlines, Inc.; and BG
                                             Associates, Inc.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
NON-INTERESTED TRUSTEES:
David W.C. Putnam              Trustee              October 1999 to  President and Director of F.L. Putnam
7337 E. Doubletree Ranch Rd.                        Present          Securities Company, Inc. and its
Scottsdale, AZ 85258                                                 affiliates. Mr. Putnam is also
Born: 1939                                                           President, Secretary and Trustee of The
                                                                     Principled Equity Market Fund. Mr.
                                                                     Putnam was formerly a Director/Trustee
                                                                     of Trust Realty Corp., Anchor Investment
                                                                     Trust, Bow Ridge Mining Co., and each of
                                                                     the funds managed by Northstar
                                                                     Investment Management Corporation (1994
                                                                     to 1999).

Blaine E. Rieke                Trustee              February 2001    General Partner of Huntington Partners,
7337 E. Doubletree Ranch Rd.                        to Present       an investment partnership (1997 to
Scottsdale, AZ 85258                                                 present). Mr. Rieke was formerly
Born: 1933                                                           Chairman and Chief Executive Officer of
                                                                     Firstar Trust Company (1973 to 1996).
                                                                     Mr. Rieke was formerly the Chairman of
                                                                     the Board and a Trustee of each of the
                                                                     funds managed by ING Investment
                                                                     Management Co. LLC (1998 to 2001).

Roger B. Vincent               Trustee              February 2002    President of Springwell Corporation, a
7337 E. Doubletree Ranch Rd.                        to Present       corporate advisory firm (1989 to
Scottsdale, AZ 85258                                                 present). Mr. Vincent was formerly a
Born: 1945                                                           Director of Tatham Offshore, Inc. (1996
                                                                     to 2000) and Petrolane, Inc. (1993 to
                                                                     1995).

Richard A. Wedemeyer           Trustee              February 2001    Vice President -- Finance and
7337 E. Doubletree Ranch Rd.                        to Present       Administration -- of the Channel
Scottsdale, AZ 85258                                                 Corporation, an importer of specialty
Born: 1936                                                           alloy aluminum products (1996 to
                                                                     present). Mr. Wedemeyer was formerly
                                                                     Vice President -- Finance and
                                                                     Administration -- of Performance
                                                                     Advantage, Inc., a provider of training
                                                                     and consultation services (1992 to
                                                                     1996), and Vice President -- Operations
                                                                     and Administration-of Jim Henson
                                                                     Productions (1979 to 1997). Mr.
                                                                     Wedemeyer was a Trustee of each of the
                                                                     funds managed by ING Investment
                                                                     Management Co. LLC. (1998 to 2001).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
NON-INTERESTED TRUSTEES:
David W.C. Putnam                 105        Mr. Putnam is a Trustee of GCG
7337 E. Doubletree Ranch Rd.                 Trust (February 2002 to
Scottsdale, AZ 85258                         present); Director of F.L.
Born: 1939                                   Putnam Securities Company,
                                             Inc. (June 1978 to present);
                                             F.L. Putnam Investment
                                             Management Company (December
                                             2001 to present); Asian
                                             American Bank and Trust
                                             Company (June 1992 to
                                             present); and Notre Dame
                                             Health Care Center (1991 to
                                             present). He is also a Trustee
                                             of The Principled Equity
                                             Market Fund (November 1996 to
                                             present); Progressive Capital
                                             Accumulation Trust (August
                                             1998 to present); Anchor
                                             International Bond Trust
                                             (December 2000 to present);
                                             F.L. Putnam Foundation
                                             (December 2000 to present);
                                             Mercy Endowment Foundation
                                             (1995 to present); and an
                                             Honorary Trustee of Mercy
                                             Hospital (1973 to present).
Blaine E. Rieke                   105        Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                 Director/Trustee of the Morgan
Scottsdale, AZ 85258                         Chase Trust Co. (January 1998
Born: 1933                                   to present) and the GCG Trust
                                             (February 2002 to present).
Roger B. Vincent                  105        Mr. Vincent is a Trustee of
7337 E. Doubletree Ranch Rd.                 the GCG Trust (1994 to
Scottsdale, AZ 85258                         present) and a Director of
Born: 1945                                   AmeriGas Propane, Inc. (1998
                                             to present).
Richard A. Wedemeyer              105        Mr. Wedemeyer is a Trustee of
7337 E. Doubletree Ranch Rd.                 Touchstone Consulting Group
Scottsdale, AZ 85258                         (1997 to present) and the GCG
Born: 1936                                   Trust (February 2002 to
                                             present).

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
INTERESTED TRUSTEES:

R. Glenn Hilliard(1)           Trustee              February 2002    Chairman and CEO of ING Americas and a
ING Americas                                        to Present       member of its Americas Executive
5780 Powers Ferry Road, NW                                           Committee (1999 to present). Mr.
Atlanta, GA 30327                                                    Hilliard was formerly Chairman and CEO
Born: 1943                                                           of ING North America, encompassing the
                                                                     U.S., Mexico and Canada regions (1994 to
                                                                     1999).

Thomas J. McInerney(2)         Trustee              February 2001    Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                        to Present       Financial Services (October 2001 to
Scottsdale, AZ 85258                                                 present); President, Chief Executive
Born: 1956                                                           Officer, and Director of Northern Life
                                                                     Insurance Company (2001 to present); and
                                                                     President and Director of Aetna Life
                                                                     Insurance and Annuity Company (1997 to
                                                                     present), Aetna Retirement Holdings,
                                                                     Inc. (1997 to present), Aetna Investment
                                                                     Adviser Holding Co. (2000 to present),
                                                                     and Aetna Retail Holding Company (2000
                                                                     to present). Mr. McInerney was formerly
                                                                     General Manager and Chief Executive
                                                                     Officer of ING Worksite Division (since
                                                                     December 2000 to October 2001);
                                                                     President of Aetna Financial Services
                                                                     (August 1997 to December 2000); Head of
                                                                     National Accounts and Core Sales and
                                                                     Marketing for Aetna U.S. Healthcare
                                                                     (April 1996 to March 1997); Head of
                                                                     Corporate Strategies for Aetna Inc.
                                                                     (July 1995 to April 1996); and has held
                                                                     a variety of line and corporate staff
                                                                     positions since 1978.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INTERESTED TRUSTEES:
R. Glenn Hilliard(1)              105        Mr. Hilliard serves as a
ING Americas                                 member of the Board of
5780 Powers Ferry Road, NW                   Directors of the Clemson
Atlanta, GA 30327                            University Foundation, the
Born: 1943                                   Board of Councilors for the
                                             Carter Center, a Trustee of
                                             the Woodruff Arts Center and
                                             sits on the Board of Directors
                                             for the High Museum of Art.
                                             Mr. Hilliard is also a Trustee
                                             of the GCG Trust (February
                                             2002 to present).
Thomas J. McInerney(2)            159        Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                 Director/Trustee of Aeltus
Scottsdale, AZ 85258                         Investment Management, Inc.
Born: 1956                                   (1997 to present); each of the
                                             Aetna Funds (April 2002 to
                                             present); Ameribest Life
                                             Insurance Co. (2001 to
                                             present); Equitable Life
                                             Insurance Co. (2001 to
                                             present); First Columbine Life
                                             Insurance Co. (2001 to
                                             present); Golden American Life
                                             Insurance Co. (2001 to
                                             present); Life Insurance
                                             Company of Georgia (2001 to
                                             present); Midwestern United
                                             Life Insurance Co. (2001 to
                                             present); ReliaStar Life
                                             Insurance Co. (2001 to
                                             present); Security Life of
                                             Denver (2001 to present);
                                             Security Connecticut Life
                                             Insurance Co. (2001 to
                                             present); Southland Life
                                             Insurance Co. (2001 to
                                             present); USG Annuity and Life
                                             Company (2001 to present);
                                             United Life and Annuity
                                             Insurance Co. Inc (2001 to
                                             present); and the GCG Trust
                                             (February 2002 to present).
                                             Mr. McInerney is a member of
                                             the Board of the National
                                             Commission on Retirement
                                             Policy, the Governor's Council
                                             on Economic Competitiveness
                                             and Technology of Connecticut,
                                             the Board of Directors of the
                                             Connecticut Business and
                                             Industry Association, the
                                             Board of Trustees of the
                                             Bushnell, the Board for the
                                             Connecticut Forum, and the
                                             Board of the Metro Hartford
                                             Chamber of Commerce, and is
                                             Chairman of Concerned Citizens
                                             for Effective Government.

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED                     DURING THE PAST FIVE YEARS
---------------------            --------------     --------------                    --------------------------
OFFICERS:

James M. Hennessy              President, Chief     March 2002 to    President and Chief Executive Officer of ING Capital
7337 E. Doubletree Ranch Rd.   Executive Officer,   Present (for     Corporation, LLC, ING Funds Services, LLC, ING Advisors,
Scottsdale, AZ 85258           and Chief            the ING Funds)   Inc., ING Investments, LLC, Lexington Funds Distributor,
Born: 1949                     Operating Officer                     Inc., Express America T.C. Inc. and EAMC Liquidation Corp.
                                                                     (since December 2001); Executive Vice President and Chief
                               President, Chief     February 2001    Operating Officer of ING Quantitative Management, Inc.
                               Executive Officer,   to March 2002    (since October 2001) and ING Funds Distributor, LLC (since
                               and Chief            (for the         June 2000). Formerly, Senior Executive Vice President (June
                               Operating Officer    Pilgrim Funds)   2000 to December 2000) and Secretary (April 1995 to December
                                                                     2000) of ING Capital Corporation, LLC, ING Funds Services,
                               Chief Operating                       LLC, ING Investments, LLC, ING Advisors, Inc., Express
                               Officer              July 2000 to     America T.C. Inc., and EAMC Liquidation Corp.; and Executive
                                                    February         Vice President, ING Capital Corporation, LLC and its
                                                    2001(for the     affiliates (May 1998 to June 2000) and Senior Vice
                                                    Pilgrim Funds)   President, ING Capital Corporation, LLC and its affiliates
                                                                     (April 1995 to April 1998).

Mary Lisanti                   Executive Vice       March 2002 to    Executive Vice President of ING Investments, LLC and ING
7337 E. Doubletree Ranch Rd.   President            Present (for     Advisors, Inc. (since November 1999) and of ING Quantitative
Scottsdale, AZ 85258                                the ING Funds)   Management, Inc. (since July 2000); Chief Investment Officer
Born: 1956                                                           of the Domestic Equity Portfolios, ING Investments, LLC
                               Executive Vice       May 1998 to      (since 1999). Formerly, Executive Vice President and Chief
                               President            March 2002 (for  Investment Officer for the Domestic Equity Portfolios of
                                                    the domestic     Northstar Investment Management Corporation, whose name
                                                    equity           changed to Pilgrim Advisors, Inc. and subsequently became
                                                    portfolios of    part of ING Investments, LLC (May 1998 to October 1999);
                                                    the Pilgrim      Portfolio Manager with Strong Capital Management (May 1996
                                                    Funds)           to 1998); a Managing Director and Head of Small- and
                                                                     Mid-Capitalization Equity Strategies at Bankers Trust Corp.
                                                                     (1993 to 1996).

Michael J. Roland              Executive Vice       March 2002 to    Executive Vice President, Chief Financial Officer and
7337 E. Doubletree Ranch Rd.   President,           Present (for     Treasurer of ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258           Assistant            the ING Funds)   LLC, ING Advisors, Inc., ING Investments, LLC, ING
Born: 1958                     Secretary and                         Quantitative Management, Inc., Lexington Funds Distributor,
                               Principal                             Inc., Express America T.C. Inc. and EAMC Liquidation Corp.
                               Financial Officer                     (since December 2001). Formerly, Senior Vice President, ING
                                                                     Funds Services, LLC, ING Investments, LLC, and ING Funds
                               Senior Vice          June 1998 to     Distributor, LLC (June 1998 to December 2001) and Chief
                               President and        March 2002 (for  Financial Officer of Endeavor Group (April 1997 to June
                               Principal            the Pilgrim      1998).
                               Financial Officer    Funds)

Robert S. Naka                 Senior Vice          March 2002 to    Senior Vice President and Assistant Secretary of ING Funds
7337 E. Doubletree Ranch Rd.   President and        Present (for     Services, LLC, ING Funds Distributor, LLC, ING Advisors,
Scottsdale, AZ 85258           Assistant            the ING Funds)   Inc., ING Investments, LLC, ING Quantitative Management,
Born: 1963                     Secretary                             Inc. (since October 2001) and Lexington Funds Distributor,
                                                                     Inc. (since December 2001). Formerly, Vice President, ING
                               Senior Vice          November 1999    Investments, LLC (April 1997 to October 1999), ING Funds
                               President and        to March 2002    Services, LLC (February 1997 to August 1999) and Assistant
                               Assistant            (for the         Vice President, ING Funds Services, LLC (August 1995 to
                               Secretary            Pilgrim Funds)   February 1997).
                               Assistant
                               Secretary            July 1994 to
                                                    November 1999
                                                    (for the
                                                    Pilgrim Funds)

Robyn L. Ichilov               Vice President and   March 2002 to    Vice President of ING Funds Services, LLC (since October
7337 E. Doubletree Ranch Rd.   Treasurer            Present (for     2001) and ING Investments, LLC (since August 1997);
Scottsdale, AZ 85258                                the ING Funds)   Accounting Manager, ING Investments, LLC (since November
Born: 1967                                                           1995).
                               Vice President and   May 1998 to
                               Treasurer            March 2002 (for
                                                    the Pilgrim
                                                    Funds)
                               Vice President
                                                    November 1997
                                                    to May 1998
                                                    (for the
                                                    Pilgrim Funds)

Kimberly A. Anderson           Vice President and   March 2002 to    Vice President for ING Quantitative Management, Inc. (since
7337 E. Doubletree Ranch Rd.   Secretary            Present (for     October 2001); Vice President and Assistant Secretary of ING
Scottsdale, AZ 85258                                the ING Funds)   Funds Services, LLC, ING Funds Distributor, LLC, ING
Born: 1964                                                           Advisors, Inc., ING Investments, LLC (since October 2001)
                                                    February 2001    and Lexington Funds Distributor, Inc. (since December 2001).
                                                    to March         Formerly, Assistant Vice President of ING Funds Services,
                                                    2002(for the     LLC (November 1999 to January 2001) and has held various
                                                    Pilgrim Funds)   other positions with ING Funds Services, LLC for more than the last five years.

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED                     DURING THE PAST FIVE YEARS
---------------------            --------------     --------------                    --------------------------
OFFICERS:
Todd Modic                     Assistant Vice       March 2002 to    Director of Financial Reporting of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   President            Present (for     (since March 2001). Formerly, Director of Financial
Scottsdale, AZ 85258                                certain ING      Reporting, Axient Communications, Inc. (May 2000 to January
Born: 1967                                          Funds)           2001) and Director of Finance, Rural/Metro Corporation
                                                                     (March 1995 to May 2000).
                                                    August 2001 to
                                                    March 2002 (for
                                                    the Pilgrim
                                                    Funds)

Maria M. Anderson              Assistant Vice       March 2002 to    Assistant Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.   President            Present (for     October 2001). Formerly, Manager of Fund Accounting and Fund
Scottsdale, AZ 85258                                certain ING      Compliance, ING Investments, LLC (September 1999 to November
Born: 1958                                          Funds)           2001); Section Manager of Fund Accounting, Stein Roe Mutual
                                                                     Funds (July 1998 to August 1999); and Financial Reporting
                                                    August 2001 to   Analyst, Stein Roe Mutual Funds (August 1997 to July 1998).
                                                    March 2002 (for
                                                    the Pilgrim
                                                    Funds)

Jeffrey Bernstein              Senior Vice          March 2002 to    Senior Vice President (since October 1999) of ING
7337 E. Doubletree Ranch Rd.   President and        Present (for     Investments, LLC and Senior Portfolio Manager (since October
Scottsdale, Arizona 85258      Senior Portfolio     certain ING      2001) for ING Advisors, Inc. and ING Investments, LLC.
Born: 1966                     Manager (Worldwide   Funds)           Formerly, Portfolio Manager, Northstar Investment Management
                               Growth Fund)                          Corporation, whose name changed to Pilgrim Advisors, Inc.
                                                    June 2000 to     and subsequently became part of ING Investments, LLC (May
                                                    March 2002 (for  1998 to October 1999); Portfolio Manager, Strong Capital
                                                    certain Pilgrim  Management (1997 to May 1998); and Portfolio Manager,
                                                    Funds)           Berkeley Capital (1995 to 1997).

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
  ING Emerging Countries Fund
  ING International Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Precious Metals Fund
  ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
  ING Global Technology Fund
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
  ING Growth Fund
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING Small Company Fund
  ING SmallCap Opportunities Fund
  ING Technology Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Research Enhanced Index Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Financial Services Fund
  ING Large Company Value Fund
  ING MagnaCap Fund
  ING Tax Efficient Equity Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Bond Fund
  ING Convertible Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund*
  ING Government Fund
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING Lexington Money Market Trust*
  ING National Tax Exempt Bond Fund
  ING Money Market Fund*
  ING Aeltus Money Market Fund*
  ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
  ING Strategic Allocation Growth
  ING Strategic Allocation Balance
  ING Strategic Allocation Income

LOAN PARTICIPATION FUNDS
  ING Prime Rate Trust
  ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.


         [ING FUNDS LOGO]        PPFABCSAR1102-011703